UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2794

MFS SERIES TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: January 31

Date of reporting period: July 31, 2016

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

July 31, 2016

MFS® GLOBAL HIGH YIELD FUND

HYO-SEM

MFS® GLOBAL HIGH YIELD FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Despite the unexpected late June vote by the United Kingdom to leave the European Union, most markets proved resilient, with U.S. shares quickly reversing post-Brexit declines and rallying to record highs during July. Global interest rates remain very low, with most central banks maintaining extremely accommodative monetary policies to reinvigorate slow-growing economies against a backdrop of low inflation. Low interest rates continue to benefit risky assets such as equities as investors are forced to accept greater risks in search of acceptable returns in a low-return environment. U.S. investment-grade and high-yield bonds have benefited from low and even negative yields overseas.

China remains a source of concern for investors, as overcapacity in its manufacturing sector is inhibiting the government’s attempt to change its domestic economy from one driven by exports to a consumer-driven model. Despite the slow-growth environment, emerging market equities have held up well, withstanding geopolitical shocks such as an attempted coup in Turkey and impeachment proceedings against Brazil’s president. The U.S. Federal Reserve’s go-slow approach to rate hikes has also helped.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

September 16, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Cable TV	6.6%
Telecommunications – Wireless	5.6%
Building	5.6%
Medical & Health Technology & Services	4.8%
Midstream	3.9%

Composition including fixed income credit quality (a)(i)
BBB	3.4%
BB	43.9%
B	37.7%
CCC	10.4%
CC	0.2%
C	0.1%
D	0.2%
Not Rated	(0.7)%
Non-Fixed Income (o)	0.0%
Cash & Cash Equivalents	3.9%
Other	0.9%

Portfolio facts (i)
Average Duration (d)	3.8
Average Effective Maturity (m)	7.3 yrs.

Issuer country weightings (i)(x)
United States	61.6%
United Kingdom	3.8%
Canada	3.4%
Mexico	3.1%
Brazil	2.9%
Germany	2.7%
Italy	2.4%
Luxembourg	2.4%
Russia	2.2%
Other Countries	15.5%

2

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes any equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of the portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages reflect exposure to the underlying holdings, including Cash & Cash Equivalents and Other, of the MFS High Yield Pooled Portfolio and not to the exposure from investing directly in the MFS High Yield Pooled Portfolio itself.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 7/31/16.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, February 1, 2016 through July 31, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying MFS Pooled Portfolio in which the fund invests. MFS Pooled Portfolios are mutual funds advised by MFS that do not pay management fees to MFS but do incur investment and operating costs. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2016 through July 31, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/16	Ending Account Value 7/31/16	Expenses Paid During Period (p) 2/01/16-7/31/16
A	Actual	1.05%	$1,000.00	$1,109.20	$5.51
	Hypothetical (h)	1.05%	$1,000.00	$1,019.64	$5.27
B	Actual	1.80%	$1,000.00	$1,106.83	$9.43
	Hypothetical (h)	1.80%	$1,000.00	$1,015.91	$9.02
C	Actual	1.80%	$1,000.00	$1,107.11	$9.43
	Hypothetical (h)	1.80%	$1,000.00	$1,015.91	$9.02
I	Actual	0.80%	$1,000.00	$1,112.37	$4.20
	Hypothetical (h)	0.80%	$1,000.00	$1,020.89	$4.02
R1	Actual	1.80%	$1,000.00	$1,105.02	$9.42
	Hypothetical (h)	1.80%	$1,000.00	$1,015.91	$9.02
R2	Actual	1.30%	$1,000.00	$1,109.53	$6.82
	Hypothetical (h)	1.30%	$1,000.00	$1,018.40	$6.52
R3	Actual	1.05%	$1,000.00	$1,109.20	$5.51
	Hypothetical (h)	1.05%	$1,000.00	$1,019.64	$5.27
R4	Actual	0.80%	$1,000.00	$1,111.94	$4.20
	Hypothetical (h)	0.80%	$1,000.00	$1,020.89	$4.02
R5	Actual	0.69%	$1,000.00	$1,111.30	$3.62
	Hypothetical (h)	0.69%	$1,000.00	$1,021.43	$3.47

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

7/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 29.9%
Issuer	Shares/Par		Value ($)
Aerospace - 0.3%
TA Aerospace, 3.625%, 4/15/2023 (n)	EUR	1,225,000	$1,302,684

Asset-Backed & Securitized - 0.1%
Citigroup Commercial Mortgage Trust, FRN, 5.712%, 12/10/2049		$2,500,000	$201,441
Crest Ltd., CDO, 7%, 1/28/2040 (a)(p)		1,532,951	183,547
Falcon Franchise Loan LLC, FRN, 177.153%, 1/05/2025 (i)(z)		5,959	1,445
LB Commercial Conduit Mortgage Trust, FRN, 1.122%, 2/18/2030 (i)		125,686	662
Morgan Stanley Capital I, Inc., FRN, 1.381%, 4/28/2039 (i)(z)		556,472	4,507

			$391,602
Automotive - 0.7%
Schaeffler Finance B.V., 4.25%, 5/15/2018	EUR	100,000	$113,175
Schaeffler Finance B.V., 3.25%, 5/15/2025 (n)	EUR	905,000	1,074,926
Schaeffler Finance B.V., 6.875%, 8/15/2018 (n)(p)		$256,766	262,222
Schaeffler Finance B.V., 4.75%, 5/15/2021 (n)		295,000	304,956
Schaeffler Holding Finance B.V., 6.25%, 11/15/2019 (n)(p)		200,000	208,000
ZF North America Capital, Inc., 4.5%, 4/29/2022 (n)		200,000	207,500
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)		705,000	736,725

			$2,907,504
Building - 2.7%
BMBG Bond Finance S.C.A., 3%, 6/15/2021 (z)	EUR	695,000	$797,061
CEMEX S.A.B. de C.V., 5.875%, 3/25/2019 (n)		$100,000	102,864
CEMEX S.A.B. de C.V., 7.25%, 1/15/2021 (n)		235,000	255,539
CEMEX S.A.B. de C.V., 5.7%, 1/11/2025		200,000	200,440
Cimpor Financial Operations B.V., 5.75%, 7/17/2024 (n)		918,000	748,170
Cimpor Financial Operations B.V., 5.75%, 7/17/2024		1,265,000	1,030,975
Elementia S.A. de C.V., 5.5%, 1/15/2025 (n)		1,664,000	1,730,112
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/2020		1,563,000	1,645,058
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/2020 (n)		795,000	836,738
Paroc Group Oy, 6.25%, 5/15/2020	EUR	1,125,000	1,269,070
Titan Global Finance PLC, 4.25%, 7/10/2019	EUR	1,125,000	1,304,916
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021 (n)		$1,627,000	1,696,148

			$11,617,091
Business Services - 0.1%
Worldpay Finance PLC, 3.75%, 11/15/2022 (n)	EUR	479,000	$559,620

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Cable TV - 2.7%
Altice Financing S.A., 6.625%, 2/15/2023 (n)		$400,000	$400,752
Altice Financing S.A., 7.5%, 5/15/2026 (n)		1,775,000	1,792,750
Altice Finco S.A., 8.125%, 1/15/2024 (n)		278,000	281,475
Cogeco Communications, Inc., 4.875%, 5/01/2020 (n)		1,135,000	1,169,050
LGE Holdco VI B.V., 7.125%, 5/15/2024	EUR	380,000	479,007
LGE Holdco VI B.V., 7.125%, 5/15/2024 (n)		$755,000	951,711
Lynx I Corp., 5.375%, 4/15/2021 (n)		814,500	847,080
Telenet Group Holding N.V., 6.25%, 8/15/2022 (n)	EUR	780,000	936,702
Unitymedia Hessen NRW GmbH, 6.25%, 1/15/2029	EUR	960,000	1,215,382
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		$200,000	211,000
Videotron Ltd., 5.375%, 6/15/2024 (n)		1,590,000	1,649,625
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		485,000	483,788
VTR Finance B.V., 6.875%, 1/15/2024 (n)		1,320,000	1,359,600

			$11,777,922
Chemicals - 0.7%
Consolidated Energy Finance S.A., 6.75%, 10/15/2019 (n)		$1,354,000	$1,343,845
Consolidated Energy Finance S.A., 6.75%, 10/15/2019		200,000	198,500
INEOS Group Holdings S.A., 5.75%, 2/15/2019	EUR	760,000	873,046
SPCM S.A., 2.875%, 6/15/2023 (n)	EUR	647,000	722,984

			$3,138,375
Conglomerates - 0.6%
Grupo Kuo S.A.B. de C.V., 6.25%, 12/04/2022		$1,505,000	$1,577,391
Votorantim Cimentos S.A., 7.25%, 4/05/2041		1,154,000	1,110,725

			$2,688,116
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/2017 (a)(d)(n)		$150,000	$24,000
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/2017 (a)(d)		291,000	46,560
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)		1,639,000	270,435
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)		915,000	157,838

			$498,833
Consumer Products - 0.3%
Newell Brands, Inc., 3.75%, 10/01/2021 (n)	EUR	1,125,000	$1,403,020

Consumer Services - 0.5%
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/2022 (n)		$2,049,000	$2,115,593

Containers - 0.3%
San Miguel Industrias PET S.A., 7.75%, 11/06/2020 (n)		$1,211,000	$1,271,550

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - 2.1%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)	$606,000	$621,338
Banco do Brasil S.A., 6.25% to 4/15/2024, FRN to 12/31/2049 (n)	935,000	569,883
Banco do Brasil S.A., 9% to 6/18/2024, FRN to 12/31/2049	910,000	733,005
Gazprom OAO Via Gaz Capital S.A., 4.95%, 7/19/2022	1,640,000	1,664,600
Petrobras Global Finance B.V., 8.375%, 5/23/2021	1,211,000	1,280,330
Petrobras Global Finance B.V., 8.75%, 5/23/2026	71,000	73,819
Petrobras Global Finance B.V., 4.375%, 5/20/2023	1,181,000	1,012,708
Petrobras Global Finance B.V., 6.25%, 3/17/2024	1,080,000	1,012,500
Sberbank of Russia, 5.25%, 5/23/2023	1,115,000	1,087,571
Southern Gas Corridor CJSC, 6.875%, 3/24/2026 (n)	422,000	462,512
Trade & Development Bank of Mongolia LLC, 9.375%, 5/19/2020 (n)	600,000	621,168
YPF S.A., 8.5%, 3/23/2021 (n)	75,000	80,438

		$9,219,872
Emerging Market Sovereign - 2.3%
Democratic Socialist Republic of Sri Lanka, 6.125%, 6/03/2025	$1,143,000	$1,155,040
Dominican Republic, 7.5%, 5/06/2021 (n)	790,000	884,800
Dominican Republic, 6.6%, 1/28/2024 (n)	122,000	134,505
Dominican Republic, 5.875%, 4/18/2024 (n)	111,000	117,383
Dominican Republic, 7.45%, 4/30/2044 (n)	107,000	121,980
Government of Jamaica, 7.875%, 7/28/2045	499,000	565,118
Republic of Argentina, 6.875%, 4/22/2021 (n)	255,000	274,380
Republic of Argentina, 7.5%, 4/22/2026 (n)	1,204,000	1,307,544
Republic of Argentina, 7.125%, 7/06/2036 (n)	851,000	864,616
Republic of Croatia, 5.5%, 4/04/2023 (n)	1,064,000	1,143,800
Republic of Ecuador, 10.5%, 3/24/2020 (n)	1,446,000	1,448,169
Republic of Kazakhstan, 5.125%, 7/21/2025 (n)	439,000	481,122
Republic of Venezuela, 7%, 3/31/2038	1,930,000	788,888
Russian Federation, 5%, 4/29/2020	800,000	852,000

		$10,139,345
Energy - Independent - 0.1%
Afren PLC, 15%, 4/25/2016 (a)(d)(p)	$1,173,632	$328,852
Afren PLC, 6.625%, 12/09/2020 (a)(d)(n)	528,000	528
Afren PLC, 11.5%, 2/01/2016 (a)(d)(n)	1,000,000	1,000

		$330,380
Energy - Integrated - 1.0%
Cenovus Energy, Inc., 6.75%, 11/15/2039	$350,000	$375,589
Inkia Energy Ltd., 8.375%, 4/04/2021	1,597,000	1,668,865
LUKOIL International Finance B.V., 4.563%, 4/24/2023	1,655,000	1,675,688
Pacific Rubiales Energy Corp., 7.25%, 12/12/2021 (n)	2,406,000	396,990

		$4,117,132

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Entertainment - 0.4%
CPUK Finance Ltd., 7%, 2/28/2042 (n)	GBP	1,110,000	$1,552,397

Food & Beverages - 1.3%
Central American Bottling Corp., 6.75%, 2/09/2022		$1,295,000	$1,327,002
Corporacion Lindley S.A., 6.75%, 11/23/2021 (n)		25,000	28,344
Corporacion Lindley S.A., 6.75%, 11/23/2021		171,000	193,871
Darling Global Finance B.V., 4.75%, 5/30/2022 (n)	EUR	710,000	818,459
JBS Investments GmbH, 7.75%, 10/28/2020 (n)		$979,000	1,037,740
JBS Investments GmbH, 7.25%, 4/03/2024		538,000	554,409
Marfrig Holdings (Europe) B.V., 8%, 6/08/2023 (n)		760,000	780,900
R&R Ice Cream PLC, 5.5%, 5/15/2020	GBP	750,000	1,016,658

			$5,757,383
Forest & Paper Products - 0.0%
Tembec Industries, Inc., 9%, 12/15/2019 (n)		$60,000	$46,950

Gaming & Lodging - 0.6%
Cirsa Funding Luxembourg S.A., 5.875%, 5/15/2023	EUR	1,250,000	$1,443,967
Great Canadian Gaming Corp., 6.625%, 7/25/2022 (n)	CAD	1,375,000	1,087,342

			$2,531,309
Industrial - 0.6%
Galapagos Holding S.A., 7%, 6/15/2022	EUR	1,031,000	$887,547
Galapagos S.A., 5.375%, 6/15/2021	EUR	281,000	284,941
Transfield Services Ltd., 8.375%, 5/15/2020 (n)		$1,500,000	1,597,500

			$2,769,988
Machinery & Tools - 0.5%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)		$260,000	$270,725
Loxam SAS, 7%, 7/23/2022	EUR	1,500,000	1,806,548

			$2,077,273
Major Banks - 1.0%
Royal Bank of Scotland Group PLC, 6%, 12/19/2023		$1,850,000	$1,938,708
Royal Bank of Scotland Group PLC, 3.625% to 3/25/2019, FRN to 3/25/2024	EUR	1,850,000	2,047,179
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/31/2049		$325,000	315,575

			$4,301,462
Medical & Health Technology & Services - 0.4%
Medi-Partenaires SAS, 7%, 5/15/2020	EUR	1,300,000	$1,527,015

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Metals & Mining - 0.5%
Bluescope Steel Finance Ltd./Bluescope Steel, 6.5%, 5/15/2021 (n)		$475,000	$499,938
Freeport-McMoRan, Inc., 5.45%, 3/15/2043		230,000	176,525
Hudbay Minerals, Inc., 9.5%, 10/01/2020		175,000	167,563
Lundin Mining Corp., 7.5%, 11/01/2020 (n)		150,000	158,280
Lundin Mining Corp., 7.875%, 11/01/2022 (n)		150,000	160,665
Petra Diamonds U.S. Treasury PLC, 8.25%, 5/31/2020 (n)		955,000	938,288

			$2,101,259
Network & Telecom - 1.1%
Colombia Telecomunicaciones S.A., 8.5% to 3/30/2020, FRN to 12/31/2049 (n)		$996,000	$928,770
Columbus International, Inc., 7.375%, 3/30/2021 (n)		1,387,000	1,480,220
Columbus International, Inc., 7.375%, 3/30/2021		200,000	213,442
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)		2,240,000	2,268,000

			$4,890,432
Oil Services - 0.1%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/2022 (n)		$1,668,010	$275,222

Oils - 0.1%
CITGO Holding, Inc., 10.75%, 2/15/2020 (n)		$275,000	$271,563

Other Banks & Diversified Financials - 3.1%
Banco de Bogota S.A., 6.25%, 5/12/2026 (n)		$938,000	$989,590
Banco Popolare Societa Cooperativa, 3.5%, 3/14/2019	EUR	1,280,000	1,481,913
BBVA Bancomer S.A. de C.V., 6.5%, 3/10/2021 (n)		$1,375,000	1,522,813
BBVA Subordinated Capital S.A.U., 3.5% to 4/11/2019, FRN to 4/11/2024	EUR	1,900,000	2,198,657
CaixaBank S.A., 5% to 11/14/2018, FRN to 11/14/2023	EUR	1,900,000	2,237,356
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 12/31/2049 (n)		407,000	510,614
ING Groep N.V., 6.5% to 4/16/2025. FRN to 12/31/2049		1,850,000	1,769,063
Intesa Sanpaolo S.p.A., 2.855%, 4/23/2025	EUR	1,850,000	2,060,689
UBS AG, 6.875%, 12/31/2049		$710,000	696,688

			$13,467,383
Pollution Control - 0.1%
Paprec Holding S.A., 5.25%, 4/01/2022 (n)	EUR	365,000	$422,352

Restaurants - 0.3%
Stonegate Pub Co. Financing PLC, 5.75%, 4/15/2019	GBP	1,075,000	$1,439,212

Retailers - 0.4%
AA Bond Co. Ltd., 5.5%, 7/31/2022 (n)	GBP	545,000	$703,750
AA Bond Co. Ltd., 5.5%, 7/31/2022	GBP	185,000	238,888

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Retailers - continued
Kirk Beauty Zero GmbH, 6.25%, 7/15/2022 (n)	EUR	600,000	$726,979

			$1,669,617
Specialty Stores - 0.4%
Office Depot de Mexico S.A. de C.V., 6.875%, 9/20/2020 (n)		$1,621,000	$1,702,050

Supermarkets - 0.2%
Casino Guichard Perrachon S.A., 4.87% to 1/31/2019, FRN to 12/31/2049	EUR	900,000	$956,896

Telecommunications - Wireless - 2.5%
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)		$930,000	$943,392
Comcel Trust, 6.875%, 2/06/2024 (n)		459,000	477,360
Digicel Group Ltd., 8.25%, 9/30/2020 (n)		830,000	757,375
Digicel Group Ltd., 6%, 4/15/2021 (n)		1,436,000	1,333,685
Digicel Group Ltd., 6.75%, 3/01/2023		341,000	316,107
Millicom International Cellular S.A., 4.75%, 5/22/2020 (n)		768,000	768,730
Millicom International Cellular S.A., 6.625%, 10/15/2021 (n)		1,314,000	1,371,422
MTS International Funding Ltd., 5%, 5/30/2023 (n)		2,538,000	2,617,186
VimpelCom Ltd., 5.95%, 2/13/2023 (n)		1,550,000	1,584,798
Wind Acquisition Finance S.A., 4.75%, 7/15/2020 (n)		200,000	199,126
Wind Acquisition Finance S.A., 7.375%, 4/23/2021 (n)		610,000	606,950

			$10,976,131
Telephone Services - 0.5%
B Communications Ltd., 7.375%, 2/15/2021 (n)		$1,908,000	$2,055,870

Transportation - Services - 0.3%
Navios South American Logistics, Inc., 7.25%, 5/01/2022		$312,000	$213,720
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022 (n)		990,000	678,150
Stena AB, 7%, 2/01/2024 (n)		330,000	259,670
Ultrapetrol Bahamas Ltd., 8.875%, 6/15/2021 (a)(d)		147,000	27,930

			$1,179,470
Utilities - Electric Power - 0.9%
Enel S.p.A., 8.75% to 9/24/2023, FRN to 9/24/2073 (n)		$955,000	$1,106,606
Greenko Dutch B.V., 8%, 8/01/2019 (n)		1,060,000	1,142,717
TerraForm Global Operating LLC, 9.75%, 8/15/2022 (n)		1,730,000	1,734,325

			$3,983,648
Total Bonds (Identified Cost, $140,238,891)			$129,433,521

11

Portfolio of Investments (unaudited) – continued

Underlying Affiliated Funds - 66.9%
Issuer	Shares/Par	Value ($)
MFS High Yield Pooled Portfolio (Identified Cost, $319,547,991) (v)(y)	$31,842,187	$289,445,481

Money Market Funds - 2.4%
MFS Institutional Money Market Portfolio, 0.38%, at Cost and Net Asset Value (v)	10,498,576	$10,498,576
Total Investments (Identified Cost, $470,285,458)		$429,377,578

Other Assets, Less Liabilities - 0.8%		3,480,147
Net Assets - 100.0%		$432,857,725

(a)	Non-income producing security.
(d)	In default.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $75,097,536, representing 17.3% of net assets.
(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash. During the period, the following amount of interest income was received in additional securities and/or cash:

Payment-in-kind Securities	Cash	Additional Securities
Schaeffler Finance B.V., 6.875%, 8/15/2018	$28,440	$—
Schaeffler Holding Finance B.V., 6.25%, 11/15/2019	6,250	—
Total	$34,690	$—

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(y)	An unaudited Semi-Annual report for MFS High Yield Pooled Portfolio as of July 31, 2016 has been included as Appendix A.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
BMBG Bond Finance S.C.A., 3%, 6/15/2021	6/08/16	$791,953	$ 797,061
Falcon Franchise Loan LLC, FRN, 177.153%, 1/05/2025	1/29/03	531	1,445
Morgan Stanley Capital I, Inc., FRN, 1.381%, 4/28/2039	7/20/04	58,480	4,507
Total Restricted Securities			$803,013
% of Net assets			0.2%

12

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

Derivative Contracts at 7/31/16

Forward Foreign Currency Exchange Contracts at 7/31/16

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	CAD	Merrill Lynch International	1,375,000	9/30/16	$1,055,922	$1,053,435	$2,487
BUY	EUR	Morgan Stanley Capital Services, Inc	4,011,000	9/30/16	4,451,760	4,495,853	44,093
BUY	GBP	Goldman Sachs International	949,000	9/30/16	1,254,867	1,257,281	2,414
SELL	GBP	Merrill Lynch International	4,751,817	9/30/16	6,311,600	6,295,438	16,162

							$65,156

Liability Derivatives
SELL	EUR	Goldman Sachs International	33,192,633	9/30/16	$36,988,310	$37,204,997	$(216,687)

Futures Contracts at 7/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	12	$1,596,563	September - 2016	$(44,106)

At July 31, 2016, the fund had cash collateral of $16,200 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $140,238,891)	$129,433,521
Underlying affiliated funds, at value (identified cost, $330,046,567)	299,944,057
Total investments, at value (identified cost, $470,285,458)	$429,377,578
Cash	32,716
Foreign currency, at value (identified cost, $59,628)	33,558
Deposits with brokers	16,200
Receivables for
Forward foreign currency exchange contracts	65,156
Daily variation margin on open futures contracts	10,388
Investments sold	2,054,301
Fund shares sold	578,196
Interest and dividends	2,186,065
Other assets	904
Total assets	$434,355,062
Liabilities
Payables for
Distributions	$263,204
Forward foreign currency exchange contracts	216,687
Investments purchased	22,356
Fund shares reacquired	713,972
Payable to affiliates
Investment adviser	1,908
Shareholder servicing costs	145,772
Distribution and service fees	15,972
Payable for independent Trustees’ compensation	3,455
Deferred country tax expense payable	96,457
Accrued expenses and other liabilities	17,554
Total liabilities	$1,497,337
Net assets	$432,857,725
Net assets consist of
Paid-in capital	$562,887,243
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $32,563 deferred country tax)	(41,166,492)
Accumulated net realized gain (loss) on investments and foreign currency	(89,293,738)
Undistributed net investment income	430,712
Net assets	$432,857,725
Shares of beneficial interest outstanding	71,385,263

14

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$241,070,478	39,759,156	$6.06
Class B	16,249,343	2,674,738	6.08
Class C	67,637,463	11,166,116	6.06
Class I	89,055,094	14,681,545	6.07
Class R1	127,181	20,943	6.07
Class R2	191,877	31,581	6.08
Class R3	8,114,303	1,338,206	6.06
Class R4	6,392,181	1,048,917	6.09
Class R5	4,019,805	664,061	6.05

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $6.33 [100 / 95.75 x $6.06]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

15

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$4,444,999
Dividends	18
Dividends from underlying affiliated funds	9,619,086
Total investment income	$14,064,103
Expenses
Management fee	$1,367,317
Distribution and service fees	712,724
Shareholder servicing costs	289,965
Administrative services fee	38,351
Independent Trustees’ compensation	7,042
Custodian fee	33,511
Shareholder communications	32,561
Audit and tax fees	40,166
Legal fees	7,401
Miscellaneous	73,593
Total expenses	$2,602,631
Fees paid indirectly	(34)
Reduction of expenses by investment adviser and distributor	(209,298)
Net expenses	$2,393,299
Net investment income	$11,670,804
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers (net of $63,894 country tax)	$(3,609,504)
Underlying affiliated funds	(839,286)
Futures contracts	(41,202)
Foreign currency	(185,220)
Net realized gain (loss) on investments and foreign currency	$(4,675,212)
Change in unrealized appreciation (depreciation)
Investments (net of $32,563 increase in deferred country tax)	$37,506,960
Futures contracts	(6,129)
Translation of assets and liabilities in foreign currencies	(246,710)
Net unrealized gain (loss) on investments and foreign currency translation	$37,254,121
Net realized and unrealized gain (loss) on investments and foreign currency	$32,578,909
Change in net assets from operations	$44,249,713

See Notes to Financial Statements

16

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 7/31/16 (unaudited)	Year ended 1/31/16
From operations
Net investment income	$11,670,804	$25,938,551
Net realized gain (loss) on investments and foreign currency	(4,675,212)	(3,398,937)
Net unrealized gain (loss) on investments and foreign currency translation	37,254,121	(47,326,442)
Change in net assets from operations	$44,249,713	$(24,786,828)
Distributions declared to shareholders
From net investment income	$(11,872,984)	$(28,715,702)
Change in net assets from fund share transactions	$(10,376,023)	$(65,742,404)
Total change in net assets	$22,000,706	$(119,244,934)
Net assets
At beginning of period	410,857,019	530,101,953
At end of period (including undistributed net investment income of $430,712 and $632,892, respectively)	$432,857,725	$410,857,019

See Notes to Financial Statements

17

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/16 (unaudited)		Years ended 1/31
Class A			2016	2015	2014	2013	2012

Net asset value, beginning of period	$5.62		$6.32	$6.57	$6.64	$6.30	$6.49
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.33	$0.36	$0.38	$0.42	$0.44
Net realized and unrealized gain (loss) on investments and foreign currency	0.45		(0.66)	(0.23)	(0.06)	0.35	(0.18)
Total from investment operations	$0.61		$(0.33)	$0.13	$0.32	$0.77	$0.26
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.37)	$(0.38)	$(0.39)	$(0.43)	$(0.45)
Net asset value, end of period (x)	$6.06		$5.62	$6.32	$6.57	$6.64	$6.30
Total return (%) (r)(s)(t)(x)	10.92	(n)	(5.54)	1.97	5.00	12.73	4.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	(a)	1.13	1.12	1.11	1.14	1.13
Expenses after expense reductions (f)(h)	1.05	(a)	1.05	1.05	1.05	1.05	1.05
Net investment income	5.62	(a)	5.38	5.42	5.84	6.54	6.96
Portfolio turnover	7	(n)	16	18	38	48	61
Net assets at end of period (000 omitted)	$241,070		$226,692	$281,874	$366,654	$412,834	$422,926

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 7/31/16 (unaudited)		Years ended 1/31
Class B			2016	2015	2014	2013	2012

Net asset value, beginning of period	$5.63		$6.33	$6.59	$6.65	$6.32	$6.51
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.29	$0.31	$0.33	$0.37	$0.39
Net realized and unrealized gain (loss) on investments and foreign currency	0.46		(0.67)	(0.24)	(0.05)	0.35	(0.18)
Total from investment operations	$0.60		$(0.38)	$0.07	$0.28	$0.72	$0.21
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.32)	$(0.33)	$(0.34)	$(0.39)	$(0.40)
Net asset value, end of period (x)	$6.08		$5.63	$6.33	$6.59	$6.65	$6.32
Total return (%) (r)(s)(t)(x)	10.68	(n)	(6.23)	1.06	4.37	11.71	3.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.90	(a)	1.88	1.87	1.86	1.89	1.88
Expenses after expense reductions (f)(h)	1.80	(a)	1.80	1.80	1.80	1.80	1.80
Net investment income	4.87	(a)	4.62	4.65	5.08	5.77	6.21
Portfolio turnover	7	(n)	16	18	38	48	61
Net assets at end of period (000 omitted)	$16,249		$16,518	$23,026	$27,959	$33,338	$35,751

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 7/31/16 (unaudited)		Years ended 1/31
Class C			2016	2015	2014	2013	2012

Net asset value, beginning of period	$5.61		$6.32	$6.56	$6.63	$6.30	$6.48
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.29	$0.31	$0.33	$0.37	$0.40
Net realized and unrealized gain (loss) on investments and foreign currency	0.45		(0.68)	(0.22)	(0.06)	0.35	(0.18)
Total from investment operations	$0.59		$(0.39)	$0.09	$0.27	$0.72	$0.22
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.32)	$(0.33)	$(0.34)	$(0.39)	$(0.40)
Net asset value, end of period (x)	$6.06		$5.61	$6.32	$6.56	$6.63	$6.30
Total return (%) (r)(s)(t)(x)	10.71	(n)	(6.41)	1.36	4.21	11.73	3.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.90	(a)	1.88	1.88	1.86	1.89	1.89
Expenses after expense reductions (f)(h)	1.80	(a)	1.80	1.80	1.80	1.80	1.80
Net investment income	4.88	(a)	4.64	4.66	5.10	5.79	6.25
Portfolio turnover	7	(n)	16	18	38	48	61
Net assets at end of period (000 omitted)	$67,637		$65,213	$81,975	$93,058	$99,786	$89,483

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 7/31/16 (unaudited)		Years ended 1/31
Class I			2016	2015	2014	2013	2012

Net asset value, beginning of period	$5.62		$6.33	$6.58	$6.65	$6.31	$6.50
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.35	$0.37	$0.40	$0.44	$0.46
Net realized and unrealized gain (loss) on investments and foreign currency	0.45		(0.67)	(0.22)	(0.06)	0.35	(0.18)
Total from investment operations	$0.62		$(0.32)	$0.15	$0.34	$0.79	$0.28
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.39)	$(0.40)	$(0.41)	$(0.45)	$(0.47)
Net asset value, end of period (x)	$6.07		$5.62	$6.33	$6.58	$6.65	$6.31
Total return (%) (r)(s)(x)	11.24	(n)	(5.45)	2.23	5.26	13.00	4.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.90	(a)	0.88	0.87	0.86	0.89	0.88
Expenses after expense reductions (f)(h)	0.80	(a)	0.80	0.80	0.80	0.80	0.80
Net investment income	5.85	(a)	5.61	5.61	6.05	6.74	7.21
Portfolio turnover	7	(n)	16	18	38	48	61
Net assets at end of period (000 omitted)	$89,055		$84,620	$130,780	$85,542	$70,977	$38,143

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 7/31/16 (unaudited)		Years ended 1/31
Class R1			2016	2015	2014	2013	2012

Net asset value, beginning of period	$5.63		$6.33	$6.58	$6.65	$6.32	$6.51
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.29	$0.31	$0.33	$0.37	$0.39
Net realized and unrealized gain (loss) on investments and foreign currency	0.45		(0.67)	(0.23)	(0.06)	0.35	(0.18)
Total from investment operations	$0.59		$(0.38)	$0.08	$0.27	$0.72	$0.21
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.32)	$(0.33)	$(0.34)	$(0.39)	$(0.40)
Net asset value, end of period (x)	$6.07		$5.63	$6.33	$6.58	$6.65	$6.32
Total return (%) (r)(s)(x)	10.50	(n)	(6.23)	1.21	4.22	11.71	3.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.90	(a)	1.88	1.87	1.86	1.89	1.88
Expenses after expense reductions (f)(h)	1.80	(a)	1.80	1.80	1.80	1.80	1.80
Net investment income	4.86	(a)	4.65	4.65	5.07	5.70	6.22
Portfolio turnover	7	(n)	16	18	38	48	61
Net assets at end of period (000 omitted)	$127		$163	$227	$236	$207	$132

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 7/31/16 (unaudited)		Years ended 1/31
Class R2			2016	2015	2014	2013	2012

Net asset value, beginning of period	$5.63		$6.33	$6.59	$6.65	$6.32	$6.51
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.32	$0.34	$0.37	$0.40	$0.43
Net realized and unrealized gain (loss) on investments and foreign currency	0.45		(0.67)	(0.23)	(0.06)	0.35	(0.18)
Total from investment operations	$0.61		$(0.35)	$0.11	$0.31	$0.75	$0.25
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.35)	$(0.37)	$(0.37)	$(0.42)	$(0.44)
Net asset value, end of period (x)	$6.08		$5.63	$6.33	$6.59	$6.65	$6.32
Total return (%) (r)(s)(x)	10.95	(n)	(5.75)	1.57	4.90	12.26	3.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.40	(a)	1.38	1.37	1.36	1.39	1.38
Expenses after expense reductions (f)(h)	1.30	(a)	1.30	1.30	1.30	1.30	1.30
Net investment income	5.35	(a)	5.16	5.14	5.57	6.22	6.72
Portfolio turnover	7	(n)	16	18	38	48	61
Net assets at end of period (000 omitted)	$192		$175	$248	$232	$253	$172

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 7/31/16 (unaudited)		Years ended 1/31
Class R3			2016	2015	2014	2013	2012

Net asset value, beginning of period	$5.62		$6.32	$6.57	$6.64	$6.31	$6.49
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.33	$0.36	$0.38	$0.40	$0.44
Net realized and unrealized gain (loss) on investments and foreign currency	0.45		(0.66)	(0.23)	(0.06)	0.36	(0.17)
Total from investment operations	$0.61		$(0.33)	$0.13	$0.32	$0.76	$0.27
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.37)	$(0.38)	$(0.39)	$(0.43)	$(0.45)
Net asset value, end of period (x)	$6.06		$5.62	$6.32	$6.57	$6.64	$6.31
Total return (%) (r)(s)(x)	10.92	(n)	(5.54)	1.97	5.00	12.55	4.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	(a)	1.13	1.13	1.11	1.12	1.14
Expenses after expense reductions (f)(h)	1.05	(a)	1.05	1.05	1.05	1.05	1.05
Net investment income	5.61	(a)	5.39	5.41	5.83	6.06	7.00
Portfolio turnover	7	(n)	16	18	38	48	61
Net assets at end of period (000 omitted)	$8,114		$7,153	$7,722	$7,751	$7,588	$771

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 7/31/16 (unaudited)		Years ended 1/31
Class R4			2016	2015	2014	2013	2012

Net asset value, beginning of period	$5.65		$6.36	$6.62	$6.69	$6.30	$6.49
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.35	$0.37	$0.40	$0.45	$0.46
Net realized and unrealized gain (loss) on investments and foreign currency	0.44		(0.67)	(0.23)	(0.06)	0.39	(0.18)
Total from investment operations	$0.61		$(0.32)	$0.14	$0.34	$0.84	$0.28
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.39)	$(0.40)	$(0.41)	$(0.45)	$(0.47)
Net asset value, end of period (x)	$6.09		$5.65	$6.36	$6.62	$6.69	$6.30
Total return (%) (r)(s)(x)	11.01	(n)	(5.39)	2.09	5.27	13.85	4.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.90	(a)	0.87	0.87	0.85	0.89	0.89
Expenses after expense reductions (f)(h)	0.80	(a)	0.80	0.80	0.80	0.80	0.80
Net investment income	5.84	(a)	5.58	5.60	6.05	6.98	7.25
Portfolio turnover	7	(n)	16	18	38	48	61
Net assets at end of period (000 omitted)	$6,392		$6,495	$3,690	$1,542	$1,431	$3,014

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 7/31/16 (unaudited)		Years ended 1/31
Class R5 (y)			2016	2015	2014	2013	2012

Net asset value, beginning of period	$5.61		$6.32	$6.57	$6.63	$6.29	$6.49
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.34	$0.38	$0.40	$0.44	$0.45
Net realized and unrealized gain (loss) on investments and foreign currency	0.45		(0.66)	(0.22)	(0.05)	0.35	(0.19)
Total from investment operations	$0.62		$(0.32)	$0.16	$0.35	$0.79	$0.26
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.39)	$(0.41)	$(0.41)	$(0.45)	$(0.46)
Net asset value, end of period (x)	$6.05		$5.61	$6.32	$6.57	$6.63	$6.29
Total return (%) (r)(s)(x)	11.13	(n)	(5.37)	2.33	5.51	13.03	4.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.79	(a)	0.76	0.77	0.77	0.97	0.99
Expenses after expense reductions (f)(h)	0.69	(a)	0.70	0.70	0.72	0.90	0.90
Net investment income	5.99	(a)	5.64	5.74	6.14	6.89	7.14
Portfolio turnover	7	(n)	16	18	38	48	61
Net assets at end of period (000 omitted)	$4,020		$3,829	$561	$381	$112	$7,631

See Notes to Financial Statements

26

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public.

See Notes to Financial Statements

27

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global High Yield Fund (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. As of July 31, 2016, 66.9% of the fund’s net assets were invested in the MFS High Yield Pooled Portfolio (“High Yield Pooled Portfolio”). MFS does not receive a management fee from the High Yield Pooled Portfolio. The High Yield Pooled Portfolio’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The accounting policies of the High Yield Pooled Portfolio are outlined in its shareholder reports. The accounting policies detailed in the Significant Accounting Policies note cover both the fund and the High Yield Pooled Portfolio. For purposes of this policy disclosure, “fund” refers to both the fund and the High Yield Pooled Portfolio in which the fund invests. The High Yield Pooled Portfolio’s shareholder reports are not covered by this report. The unaudited semi-annual report for the High Yield Pooled Portfolio as of July 31, 2016 has been included as Appendix A, and should be read in conjunction with the fund’s financial statements. The fund and the High Yield Pooled Portfolio invest in high-yield securities rated below investment grade. Investments in below investment grade quality securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund and the High Yield Pooled Portfolio invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted

28

Notes to Financial Statements (unaudited) – continued

or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – The investments of the fund and the High Yield Pooled Portfolio are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services

29

Notes to Financial Statements (unaudited) – continued

or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$19,359,214	$—	$19,359,214
U.S. Corporate Bonds	—	3,972,251	—	3,972,251
Commercial Mortgage-Backed Securities	—	208,055	—	208,055
Asset-Backed Securities (including CDOs)	—	183,547	—	183,547
Foreign Bonds	—	105,381,602	328,852	105,710,454
Mutual Funds	299,944,057	—	—	299,944,057
Total Investments	$299,944,057	$129,104,669	$328,852	$429,377,578

Other Financial Instruments
Futures Contracts	$(44,106)	—	—	$(44,106)
Forward Foreign Currency Exchange Contracts	—	(151,531)	—	(151,531)

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio’s shareholder report for further information regarding the levels used in valuing its assets or liabilities.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers

30

Notes to Financial Statements (unaudited) – continued

between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Foreign Bonds
Balance as of 1/31/16	$—
Change in unrealized appreciation (depreciation)	(23,238)
Transfers into level 3	352,090
Balance as of 7/31/16	$328,852

The net change in unrealized appreciation (depreciation) from investments held as level 3 at July 31, 2016 is $(23,238). At July 31, 2016, the fund held 1 level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2016 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(44,106)
Foreign Exchange	Forward Foreign Currency Exchange	65,156	(216,687)
Total		$65,156	$(260,793)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

31

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$(41,202)	$—
Foreign Exchange	—	(184,094)
Total	$(41,202)	$(184,094)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended July 31, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$(6,129)	$—
Foreign Exchange	—	(253,198)
	$(6,129)	$(253,198)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of

32

Notes to Financial Statements (unaudited) – continued

Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an international payment system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and,

33

Notes to Financial Statements (unaudited) – continued

where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Distributions of income and capital gains from the High Yield Pooled Portfolio are recorded on the ex-dividend date.

Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund and/or the High Yield Pooled Portfolio may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2016, is shown as a reduction of total expenses in the Statement of Operations.

34

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to defaulted bonds and amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

1/31/16
Ordinary income (including any short-term capital gains)	$28,715,702

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/16
Cost of investments	$470,458,614
Gross appreciation	4,402,586
Gross depreciation	(45,483,622)
Net unrealized appreciation (depreciation)	$(41,081,036)

As of 1/31/16
Undistributed ordinary income	3,238,512
Capital loss carryforwards	(82,346,728)
Other temporary differences	(2,540,853)
Net unrealized appreciation (depreciation)	(80,757,178)

35

Notes to Financial Statements (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after January 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of January 31, 2016, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
1/31/17	$(30,697,499)
1/31/18	(45,531,096)
Total	$(76,228,595)

Post-enactment losses which are characterized as follows:
Short-Term	$(2,617,668)
Long-Term	(3,500,465)
Total	$(6,118,133)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 7/31/16	Year ended 1/31/16
Class A	$6,721,301	$15,684,717
Class B	404,486	1,055,464
Class C	1,637,939	3,960,687
Class I	2,574,030	6,995,659
Class R1	2,978	11,295
Class R2	5,118	12,870
Class R3	217,420	448,842
Class R4	191,922	417,322
Class R5	117,790	128,846
Total	$11,872,984	$28,715,702

36

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.60% of average daily net assets in excess of $1.5 billion to $2.5 billion and 0.55% of average daily net assets in excess of $2.5 billion. This written agreement will terminate on May 30, 2017. For the six months ended July 31, 2016, the fund’s average daily net assets did not exceed $1.5 billion and therefore, the management fee was not reduced in accordance with this agreement.

MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended July 31, 2016, this management fee reduction amounted to $14,694, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended July 31, 2016 was equivalent to an annual effective rate of 0.64% of the fund’s average daily net assets.

Effective May 31, 2017, the management fee will be computed daily and paid monthly at the following annual rates:

First $1.5 billion of average daily net assets	0.65%
Next $1.0 billion of average daily net assets	0.60%
Average daily net assets in excess of $2.5 billion	0.55%

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (including fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.05%	1.80%	1.80%	0.80%	1.80%	1.30%	1.05%	0.80%	0.73%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2018 For the six months ended July 31, 2016, this reduction amounted to $192,501, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $8,459 for the six months ended July 31, 2016, as its portion of the initial sales charge on sales of Class A shares of the fund. The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and

37

Notes to Financial Statements (unaudited) – continued

another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$293,156
Class B	0.75%	0.25%	1.00%	1.00%	80,948
Class C	0.75%	0.25%	1.00%	1.00%	328,067
Class R1	0.75%	0.25%	1.00%	1.00%	597
Class R2	0.25%	0.25%	0.50%	0.50%	466
Class R3	—	0.25%	0.25%	0.25%	9,490
Total Distribution and Service Fees					$712,724

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended July 31, 2016, this rebate amounted to $1,821, $16, and $266 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2016, were as follows:

Amount
Class A	$516
Class B	16,414
Class C	1,014

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended July 31, 2016, the fee was $38,203, which equated to 0.0182% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended July 31, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $251,762.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative

38

Notes to Financial Statements (unaudited) – continued

services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended July 31, 2016 was equivalent to an annual effective rate of 0.0182% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The Retirement Deferral plan resulted in an expense of $216 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended July 31, 2016. The liability for deferred retirement benefits payable to certain independent Trustees under the Retirement Deferral plan amounted to $3,440 at July 31, 2016, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended July 31, 2016, the fee paid by the fund under this agreement was $409 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

39

Notes to Financial Statements (unaudited) – continued

The fund invests in the High Yield Pooled Portfolio, which is a mutual fund advised by MFS that does not pay management fees to MFS but does incur investment and operating costs. The fund invests in the High Yield Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly (see Appendix A). Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. The High Yield Pooled Portfolio does not pay a management fee to MFS or distribution and/or service fee to MFD.

MFS redeemed the following shares of the fund for the amounts and dates noted below:

Date	Share Class	Shares	Amount
9/09/15	Class R1	15,318	$94,053
9/09/15	Class R2	16,197	99,450
9/09/15	Class R3	410	2,513
9/09/15	Class R4	19,540	120,366
9/09/15	Class R5	11,528	70,551
6/29/16	Class R5	8,637	51,219

MFS purchased the following shares of the fund for the amounts and dates noted below:

Date	Share Class	Shares	Amount
3/18/15	Class I	22,344	$142,331
3/16/16	Class I	138,221	797,537

(4) Portfolio Securities

For the six months ended July 31, 2016, purchases and sales of investments, other than short-term obligations, aggregated $28,864,824 and $54,688,375, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/16		Year ended 1/31/16
	Shares	Amount	Shares	Amount
Shares sold
Class A	4,083,195	$23,563,332	7,801,979	$48,563,641
Class B	92,770	542,287	182,420	1,141,116
Class C	316,581	1,849,928	677,737	4,205,076
Class I	3,233,997	18,834,267	6,265,451	38,933,823
Class R1	671	3,938	14,122	90,103
Class R2	2,907	16,952	9,429	58,141
Class R3	130,632	760,577	201,448	1,215,474
Class R4	116,068	683,767	751,734	4,805,139
Class R5	72,755	422,451	642,960	3,883,846
	8,049,576	$46,677,499	16,547,280	$102,896,359

40

Notes to Financial Statements (unaudited) – continued

	Six months ended 7/31/16		Year ended 1/31/16
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	968,914	$5,693,281	2,180,859	$13,328,859
Class B	64,723	380,982	158,916	972,764
Class C	224,112	1,316,214	521,184	3,177,221
Class I	410,213	2,413,804	1,030,655	6,326,405
Class R1	506	2,977	1,836	11,292
Class R2	853	5,029	2,074	12,753
Class R3	36,958	217,264	73,581	448,824
Class R4	32,505	191,922	68,240	417,320
Class R5	4,217	24,734	5,925	36,051
	1,743,001	$10,246,207	4,043,270	$24,731,489

Shares reacquired
Class A	(5,644,631)	$(33,036,844)	(14,217,672)	$(87,858,351)
Class B	(417,377)	(2,431,501)	(1,041,783)	(6,428,785)
Class C	(993,917)	(5,755,213)	(2,560,378)	(15,756,373)
Class I	(4,017,928)	(23,390,756)	(12,916,293)	(79,832,796)
Class R1	(9,206)	(51,812)	(22,824)	(142,538)
Class R2	(3,316)	(19,729)	(19,489)	(119,633)
Class R3	(102,515)	(598,863)	(223,252)	(1,375,571)
Class R4	(249,648)	(1,468,362)	(250,199)	(1,531,223)
Class R5	(95,549)	(546,649)	(55,111)	(324,982)
	(11,534,087)	$(67,299,729)	(31,307,001)	$(193,370,252)

Net change
Class A	(592,522)	$(3,780,231)	(4,234,834)	$(25,965,851)
Class B	(259,884)	(1,508,232)	(700,447)	(4,314,905)
Class C	(453,224)	(2,589,071)	(1,361,457)	(8,374,076)
Class I	(373,718)	(2,142,685)	(5,620,187)	(34,572,568)
Class R1	(8,029)	(44,897)	(6,866)	(41,143)
Class R2	444	2,252	(7,986)	(48,739)
Class R3	65,075	378,978	51,777	288,727
Class R4	(101,075)	(592,673)	569,775	3,691,236
Class R5	(18,577)	(99,464)	593,774	3,594,915
	(1,741,510)	$(10,376,023)	(10,716,451)	$(65,742,404)
(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the

41

Notes to Financial Statements (unaudited) – continued

participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended July 31, 2016, the fund’s commitment fee and interest expense were $1,209 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	33,012,769	2,292,431	(3,463,013)	31,842,187
MFS Institutional Money Market Portfolio	4,900,492	42,462,086	(36,864,002)	10,498,576

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$(839,286)	$—	$9,605,508	$289,445,481
MFS Institutional Money Market Portfolio	—	—	13,578	10,498,576

Total	$(839,286)	$—	$9,619,086	$299,944,057

(8) Legal Proceedings

In May 2015, the Motors Liquidation Company Avoidance Action Trust (hereafter, “AAT”) served upon the fund a complaint in an adversary proceeding in the U.S. Bankruptcy Court for the Southern District of New York, captioned Motors Liquidation Company Avoidance Action Trust v. JPMorgan Chase Bank, N.A., et al. (No. 09-00504 (REG)). The complaint, which was originally filed in 2009 but not served on the fund until 2015, names as defendants over 500 entities (including the fund) that held an interest in a $1.5 billion General Motors (GM) term loan in 2009, when GM filed for bankruptcy. The AAT alleges that the fund and the other term loan lenders were improperly treated as secured lenders with respect to the term loan shortly before and immediately after GM’s bankruptcy, receiving full principal and interest payments under the loan. The AAT alleges that the fund and other term loan lenders should have been treated as unsecured (or partially unsecured) creditors because the main lien securing the collateral was allegedly not perfected at the time of GM’s bankruptcy due to an erroneous filing in October 2008 that terminated the financing statement perfecting the lien. The AAT seeks to claw back payments made to the fund and the other term loan lenders after, and during the 90 days before, GM’s June 2009 bankruptcy petition. During that time period, the fund received term loan payments of approximately $3,030,000. The fund cannot predict the outcome of this proceeding. Among other things, it is unclear whether the AAT’s claims will succeed; what the fund would be entitled to as an unsecured (or partially unsecured) creditor, given the

42

Notes to Financial Statements (unaudited) – continued

existence of other collateral not impacted by the erroneous October 2008 filing; whether third parties responsible for the erroneous October 2008 filing would bear some or all of any liability; and the degree to which the fund may be entitled to indemnification from a third party for any amount required to be disgorged. The fund has and will continue to incur legal expenses associated with the defense of this action and in related claims against third parties.

(9) Subsequent Event

Effective August 26, 2016, Class R5 will be renamed Class R6.

43

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2016 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2015 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and

44

Board Review of Investment Advisory Agreement – continued

other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2015, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2015 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.

45

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that MFS has agreed in writing to reduce its advisory fee rate on the Fund’s average daily net assets over $1.5 billion and $2.5 billion, which may not be changed without the Trustees’ approval (the “management fee waiver rates”). They also noted that MFS has agreed to amend its contractual advisory fee rate schedule to reflect the existing management fee waiver rates effective as of May 31, 2017. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

46

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2016.

47

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

48

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

49

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

APPENDIX A

SEMIANNUAL REPORT

July 31, 2016

MFS® HIGH YIELD

POOLED PORTFOLIO

HYP-SEM

MFS® HIGH YIELD POOLED PORTFOLIO

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Despite the unexpected late June vote by the United Kingdom to leave the European Union, most markets proved resilient, with U.S. shares quickly reversing post-Brexit declines and rallying to record highs during July. Global interest rates remain very low, with most central banks maintaining extremely accommodative monetary policies to reinvigorate slow-growing economies against a backdrop of low inflation. Low interest rates continue to benefit risky assets such as equities as investors are forced to accept greater risks in search of acceptable returns in a low-return environment. U.S. investment-grade and high-yield bonds have benefited from low and even negative yields overseas.

China remains a source of concern for investors, as overcapacity in its manufacturing sector is inhibiting the government’s attempt to change its domestic economy from one driven by exports to a consumer-driven model. Despite the slow-growth environment, emerging market equities have held up well, withstanding geopolitical shocks such as an attempted coup in Turkey and impeachment proceedings against Brazil’s president. The U.S. Federal Reserve’s go-slow approach to rate hikes has also helped.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

September 16, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Medical & Health Technology & Services	6.6%
Midstream	5.8%
Cable TV	5.7%
Energy – Independent	4.8%
Telecommunications-Wireless	4.5%

Composition including fixed income credit quality (a)(i)
BBB	2.6%
BB	41.8%
B	39.7%
CCC	13.8%
CC	0.2%
D	0.1%
Not Rated	(0.7)%
Non-Fixed Income (o)	0.0%
Cash & Cash Equivalents	1.6%
Other	0.9%

Portfolio facts (i)
Average Duration (d)	3.9
Average Effective Maturity (m)	7.0 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes any equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

2

Portfolio Composition – continued

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 7/31/16.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

February 1, 2016 through July 31, 2016

As a shareholder of the fund, you incur ongoing costs, including fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2016 through July 31, 2016.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 2/01/16	Ending Account Value 7/31/16	Expenses Paid During Period (p) 2/01/16-7/31/16
Actual	0.02%	$1,000.00	$1,117.69	$0.11
Hypothetical (h)	0.02%	$1,000.00	$1,024.76	$0.10

(h)	5% fund return per year before expenses.
(p)	“Expenses Paid During Period” are equal to the fund’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

4

PORTFOLIO OF INVESTMENTS

7/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 93.7%
Issuer	Shares/Par	Value ($)
Aerospace - 0.7%
CPI International, Inc., 8.75%, 2/15/2018	$5,895,000	$5,924,475
TransDigm, Inc., 6%, 7/15/2022	875,000	903,018
TransDigm, Inc., 6.5%, 7/15/2024	3,345,000	3,474,385

		$10,301,878
Automotive - 1.9%
Accuride Corp., 9.5%, 8/01/2018	$6,190,000	$5,895,975
Gates Global LLC, 6%, 7/15/2022 (n)	3,625,000	3,298,750
Lear Corp., 4.75%, 1/15/2023	3,790,000	3,922,650
Schaeffler Finance B.V., 6.875%, 8/15/2018 (n)(p)	1,165,479	1,190,245
Schaeffler Finance B.V., 4.75%, 5/15/2021 (n)	2,175,000	2,248,406
Schaeffler Holding Finance B.V., 6.25%, 11/15/2019 (n)(p)	2,525,000	2,626,000
ZF North America Capital, Inc., 4.5%, 4/29/2022 (n)	3,825,000	3,968,438
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	4,195,000	4,383,775

		$27,534,239
Broadcasting - 2.3%
AMC Networks, Inc., 5%, 4/01/2024	$3,855,000	$3,922,462
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/2022	745,000	741,275
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 3/15/2020	1,625,000	1,608,750
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/2022	3,885,000	4,020,975
iHeartMedia, Inc., 9%, 3/01/2021	4,358,000	3,268,500
Liberty Media Corp., 8.5%, 7/15/2029	2,790,000	3,069,000
Liberty Media Corp., 8.25%, 2/01/2030	1,215,000	1,336,500
Match Group, Inc., 6.375%, 6/01/2024 (n)	3,495,000	3,735,281
Netflix, Inc., 5.375%, 2/01/2021	3,335,000	3,561,780
Netflix, Inc., 5.875%, 2/15/2025	2,350,000	2,514,500
Nexstar Broadcasting, Inc., 6.875%, 11/15/2020	5,005,000	5,242,738

		$33,021,761
Building - 3.7%
Allegion PLC, 5.875%, 9/15/2023	$2,530,000	$2,694,450
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/2021	5,120,000	5,363,200
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023	4,410,000	4,740,750
CEMEX S.A.B. de C.V., 5.7%, 1/11/2025	3,685,000	3,693,107
Eagle Materials, Inc., 4.5%, 8/01/2026	855,000	868,894
Gibraltar Industries, Inc., 6.25%, 2/01/2021	4,675,000	4,815,250
HD Supply, Inc., 7.5%, 7/15/2020	5,785,000	6,045,325
HD Supply, Inc., 5.75%, 4/15/2024 (n)	3,205,000	3,412,844
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	5,265,000	5,225,513

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Building - continued
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	$3,840,000	$4,027,200
Standard Industries, Inc., 6%, 10/15/2025 (n)	4,745,000	5,136,462
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	5,925,000	5,969,438

		$51,992,433
Business Services - 1.4%
Equinix, Inc., 4.875%, 4/01/2020	$3,450,000	$3,579,375
Equinix, Inc., 5.375%, 1/01/2022	1,825,000	1,920,812
Equinix, Inc., 5.375%, 4/01/2023	2,605,000	2,723,085
Iron Mountain, Inc., REIT, 6%, 10/01/2020 (n)	2,080,000	2,194,400
Iron Mountain, Inc., REIT, 6%, 8/15/2023	4,760,000	5,057,500
NeuStar, Inc., 4.5%, 1/15/2023	4,870,000	4,303,863

		$19,779,035
Cable TV - 5.6%
Altice Financing S.A., 6.625%, 2/15/2023 (n)	$7,255,000	$7,268,639
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)	5,185,000	5,359,994
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	6,565,000	6,926,075
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)	1,325,000	1,378,000
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	3,245,000	3,423,475
Cequel Communications Holdings, 6.375%, 9/15/2020 (n)	3,535,000	3,645,469
DISH DBS Corp., 5%, 3/15/2023	2,750,000	2,591,875
DISH DBS Corp., 5.875%, 11/15/2024	5,645,000	5,447,425
Intelsat Jackson Holdings S.A., 7.25%, 4/01/2019	2,850,000	2,130,375
Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	545,000	376,050
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023	2,945,000	1,928,975
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)	1,255,000	1,198,525
Intelsat Luxembourg S.A., 8.125%, 6/01/2023	3,935,000	914,887
LGE Holdco VI B.V., 7.125%, 5/15/2024 (n)	1,895,000	2,388,733
Lynx II Corp., 6.375%, 4/15/2023 (n)	2,530,000	2,599,575
Neptune Finco Corp., 10.875%, 10/15/2025 (n)	3,165,000	3,703,050
Sirius XM Radio, Inc., 5.875%, 10/01/2020 (n)	395,000	409,319
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)	2,495,000	2,495,000
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)	5,830,000	6,201,663
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	2,570,000	2,639,878
Unitymedia Hessen, 5.5%, 1/15/2023 (n)	4,480,000	4,681,600
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)	2,960,000	3,122,800
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)	1,230,000	1,225,388
Virgin Media Secured Finance PLC, 5.375%, 4/15/2021 (n)	1,251,000	1,301,040
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)	3,860,000	3,850,350

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Cable TV - continued
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)	$2,750,000	$2,729,375

		$79,937,535
Chemicals - 2.4%
Axalta Coating Systems Ltd., 7.375%, 5/01/2021 (n)	$4,210,000	$4,452,075
Chemours Co., 6.625%, 5/15/2023	4,490,000	3,872,625
GCP Applied Technologies Co., 9.5%, 2/01/2023 (n)	3,345,000	3,779,850
Hexion U.S. Finance Corp., 6.625%, 4/15/2020	2,280,000	1,926,600
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/2018	2,915,000	2,601,637
Momentive Performance Materials, Inc., 3.88%, 10/24/2021	4,180,000	3,271,310
Tronox Finance LLC, 6.375%, 8/15/2020	6,240,000	5,054,400
Tronox Finance LLC, 7.5%, 3/15/2022 (n)	4,060,000	3,222,625
W.R. Grace & Co., 5.125%, 10/01/2021 (n)	5,590,000	5,911,425

		$34,092,547
Computer Software - 0.8%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)	$1,850,000	$1,933,244
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.1%, 7/15/2036 (n)	4,245,000	4,836,961
VeriSign, Inc., 4.625%, 5/01/2023	4,940,000	5,082,025

		$11,852,230
Computer Software - Systems - 1.1%
CDW LLC/CDW Finance Corp., 6%, 8/15/2022	$1,710,000	$1,825,425
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024	2,640,000	2,753,177
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	6,230,000	6,525,925
Western Digital Corp., 10.5%, 4/01/2024 (n)	4,445,000	5,006,181

		$16,110,708
Conglomerates - 2.6%
Amsted Industries Co., 5%, 3/15/2022 (n)	$6,730,000	$6,797,300
Apex Tool Group, 7%, 2/01/2021 (n)	5,960,000	5,349,100
EnerSys, 5%, 4/30/2023 (n)	8,365,000	8,323,175
Enpro Industries, Inc., 5.875%, 9/15/2022	5,560,000	5,685,100
Entegris, Inc., 6%, 4/01/2022 (n)	4,685,000	4,825,550
Renaissance Acquisition, 6.875%, 8/15/2021 (n)	5,775,000	5,356,313

		$36,336,538
Construction - 0.0%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)	$2,120,000	$349,800
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)	1,723,000	297,217

		$647,017

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Consumer Products - 1.5%
NBTY, Inc., 7.625%, 5/15/2021 (n)	$5,540,000	$5,650,800
Prestige Brands, Inc., 5.375%, 12/15/2021 (n)	3,800,000	3,880,750
Spectrum Brands, Inc., 6.375%, 11/15/2020	2,630,000	2,745,063
Spectrum Brands, Inc., 6.125%, 12/15/2024	1,065,000	1,150,200
Spectrum Brands, Inc., 5.75%, 7/15/2025	3,670,000	3,972,775
Sun Products Corp., 7.75%, 3/15/2021 (n)	3,190,000	3,317,600

		$20,717,188
Consumer Services - 2.8%
ADT Corp., 6.25%, 10/15/2021	$8,105,000	$8,844,581
ADT Corp., 4.125%, 6/15/2023	1,360,000	1,303,900
CEB, Inc., 5.625%, 6/15/2023 (n)	1,861,000	1,884,262
Garda World Security Corp., 7.25%, 11/15/2021 (n)	2,385,000	2,051,100
Garda World Security Corp., 7.25%, 11/15/2021 (n)	4,540,000	3,904,400
Interval Acquisition Corp., 5.625%, 4/15/2023	8,300,000	8,549,000
Mobile Mini, Inc., 5.875%, 7/01/2024 (n)	4,975,000	5,161,563
Monitronics International, Inc., 9.125%, 4/01/2020	4,800,000	4,233,000
Service Corp. International, 5.375%, 5/15/2024	3,235,000	3,453,363

		$39,385,169
Containers - 4.0%
Ball Corp., 5%, 3/15/2022	$3,365,000	$3,600,550
Berry Plastics Group, Inc., 5.5%, 5/15/2022	6,035,000	6,306,575
Berry Plastics Group, Inc., 6%, 10/15/2022	3,685,000	3,910,706
Crown American LLC, 4.5%, 1/15/2023	5,248,000	5,425,120
Multi-Color Corp., 6.125%, 12/01/2022 (n)	4,950,000	5,098,500
Plastipak Holdings, Inc., 6.5%, 10/01/2021 (n)	5,282,000	5,414,050
Reynolds Group, 9.875%, 8/15/2019	124,000	127,410
Reynolds Group, 5.75%, 10/15/2020	2,550,000	2,632,875
Reynolds Group, 8.25%, 2/15/2021	7,085,000	7,368,400
Reynolds Group, 5.125%, 7/15/2023 (z)	2,475,000	2,552,344
Reynolds Group, 7%, 7/15/2024 (z)	315,000	332,916
Sealed Air Corp., 4.875%, 12/01/2022 (n)	4,940,000	5,193,175
Sealed Air Corp., 5.125%, 12/01/2024 (n)	2,215,000	2,328,519
Signode Industrial Group, 6.375%, 5/01/2022 (n)	5,880,000	5,839,546

		$56,130,686
Electronics - 1.6%
Advanced Micro Devices, Inc., 6.75%, 3/01/2019	$2,185,000	$2,176,129
Advanced Micro Devices, Inc., 7%, 7/01/2024	2,250,000	2,064,375
Micron Technology, Inc., 5.875%, 2/15/2022	3,780,000	3,647,700
Micron Technology, Inc., 5.5%, 2/01/2025	2,065,000	1,853,337
NXP B.V., 5.75%, 2/15/2021 (n)	1,645,000	1,710,800
NXP B.V./NXP Funding LLC, 5.75%, 3/15/2023 (n)	5,390,000	5,659,500

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Electronics - continued
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	$3,185,000	$3,376,100
Sensata Technologies B.V., 5%, 10/01/2025 (n)	2,270,000	2,326,750

		$22,814,691
Energy - Independent - 4.7%
Bonanza Creek Energy, Inc., 6.75%, 4/15/2021	$5,245,000	$2,307,800
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	1,620,000	1,534,950
Chaparral Energy, Inc., 7.625%, 11/15/2022 (a)(d)	4,915,000	2,678,675
Concho Resources, Inc., 5.5%, 4/01/2023	4,330,000	4,275,875
Consol Energy, Inc., 5.875%, 4/15/2022	1,890,000	1,724,625
Consol Energy, Inc., 8%, 4/01/2023	4,635,000	4,449,600
Continental Resources, Inc., 4.5%, 4/15/2023	5,965,000	5,398,325
EP Energy LLC, 9.375%, 5/01/2020	1,845,000	1,051,650
EP Energy LLC, 7.75%, 9/01/2022	3,110,000	1,586,100
Oasis Petroleum, Inc., 6.875%, 3/15/2022	5,005,000	4,366,863
QEP Resources, Inc., 5.25%, 5/01/2023	7,690,000	7,247,825
Range Resources Corp., 4.875%, 5/15/2025	4,990,000	4,740,500
Rice Energy, Inc., 7.25%, 5/01/2023	3,250,000	3,258,125
RSP Permian, Inc., 6.625%, 10/01/2022	3,960,000	4,059,000
Sanchez Energy Corp., 6.125%, 1/15/2023	6,525,000	4,388,063
SM Energy Co., 6.5%, 11/15/2021	4,550,000	3,981,250
SM Energy Co., 6.125%, 11/15/2022	2,645,000	2,241,638
Whiting Petroleum Corp., 6.25%, 4/01/2023	3,285,000	2,714,231
WPX Energy, Inc., 6%, 1/15/2022	5,065,000	4,583,825

		$66,588,920
Energy - Integrated - 0.4%
Cenovus Energy, Inc., 6.75%, 11/15/2039	$3,341,000	$3,585,260
Cenovus Energy, Inc., 4.45%, 9/15/2042	3,215,000	2,626,430

		$6,211,690
Entertainment - 1.3%
Cedar Fair LP, 5.25%, 3/15/2021	$5,025,000	$5,226,000
Cedar Fair LP, 5.375%, 6/01/2024	1,785,000	1,856,400
Cinemark USA, Inc., 5.125%, 12/15/2022	2,445,000	2,524,462
Cinemark USA, Inc., 4.875%, 6/01/2023	3,010,000	3,070,200
Six Flags Entertainment Corp., 5.25%, 1/15/2021 (n)	4,915,000	5,062,450

		$17,739,512
Financial Institutions - 5.0%
Aircastle Ltd., 4.625%, 12/15/2018	$3,340,000	$3,507,000
Aircastle Ltd., 5.125%, 3/15/2021	2,295,000	2,449,912
Aircastle Ltd., 5.5%, 2/15/2022	4,680,000	5,007,600
CIT Group, Inc., 5.25%, 3/15/2018	4,360,000	4,534,400

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Financial Institutions - continued
CIT Group, Inc., 6.625%, 4/01/2018 (n)	$4,776,000	$5,074,500
CIT Group, Inc., 5.5%, 2/15/2019 (n)	5,607,000	5,943,420
CIT Group, Inc., 5%, 8/15/2022	1,885,000	1,983,962
Credit Acceptance Corp., 6.125%, 2/15/2021	666,000	657,675
Credit Acceptance Corp., 7.375%, 3/15/2023	2,930,000	2,930,000
Icahn Enterprises LP, 6%, 8/01/2020	3,910,000	3,900,225
Icahn Enterprises LP, 5.875%, 2/01/2022	5,900,000	5,634,500
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/2018	3,080,000	2,956,800
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/2020	6,025,000	5,667,236
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021	1,605,000	1,380,300
Navient Corp., 8%, 3/25/2020	5,835,000	6,228,863
Navient Corp., 5.875%, 3/25/2021	1,975,000	1,955,250
Navient Corp., 7.25%, 1/25/2022	5,685,000	5,777,381
Navient Corp., 6.125%, 3/25/2024	2,850,000	2,693,250
PHH Corp., 6.375%, 8/15/2021	3,250,000	2,998,125

		$71,280,399
Food & Beverages - 1.7%
Darling Ingredients, Inc., 5.375%, 1/15/2022	$4,230,000	$4,378,050
FAGE International S.A./ FAGE USA Dairy Industry, Inc., 5.625%, 8/15/2026 (z)	585,000	597,431
JBS Investments GmbH, 7.25%, 4/03/2024	1,330,000	1,370,565
JBS USA LLC/JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	3,880,000	3,860,600
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024 (n)	4,380,000	4,653,750
Sun Merger Sub, Inc., 5.875%, 8/01/2021 (n)	5,380,000	5,608,650
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (z)	3,895,000	4,070,275

		$24,539,321
Forest & Paper Products - 0.2%
Appvion, Inc., 9%, 6/01/2020 (n)	$4,245,000	$2,547,000
Tembec Industries, Inc., 9%, 12/15/2019 (n)	1,248,000	976,560

		$3,523,560
Gaming & Lodging - 3.4%
CCM Merger, Inc., 9.125%, 5/01/2019 (n)	$4,878,000	$5,115,802
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	5,715,000	6,129,337
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	750,000	799,687
Greektown Holdings LLC, 8.875%, 3/15/2019 (n)	5,100,000	5,342,250
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/2021	5,675,000	5,880,946
Isle of Capri Casinos, Inc., 8.875%, 6/15/2020	1,110,000	1,162,725
Isle of Capri Casinos, Inc., 5.875%, 3/15/2021	5,520,000	5,754,600
MGM Resorts International, 6.625%, 12/15/2021	4,865,000	5,384,971

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Gaming & Lodging - continued
MGM Resorts International, 6%, 3/15/2023	$5,340,000	$5,777,239
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	5,675,000	5,802,688
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	1,395,000	1,408,950

		$48,559,195
Industrial - 1.1%
Anixter, Inc., 5.125%, 10/01/2021	$1,238,000	$1,306,090
Dematic S.A., 7.75%, 12/15/2020 (n)	7,725,000	8,091,937
Howard Hughes Corp., 6.875%, 10/01/2021 (n)	5,480,000	5,685,500

		$15,083,527
Insurance - Health - 0.4%
Centene Corp., 5.625%, 2/15/2021	$2,790,000	$2,946,937
Centene Corp., 6.125%, 2/15/2024	2,105,000	2,261,570

		$5,208,507
Machinery & Tools - 1.4%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$4,700,000	$4,893,875
CNH Industrial Capital LLC, 4.375%, 11/06/2020	7,190,000	7,396,928
H&E Equipment Services Co., 7%, 9/01/2022	5,800,000	6,046,500
Light Tower Rentals, Inc., 8.125%, 8/01/2019 (n)	3,300,000	2,004,750

		$20,342,053
Major Banks - 2.0%
Bank of America Corp., FRN, 6.1%, 12/29/2049	$12,345,000	$12,907,068
Bank of America Corp., FRN, 6.3%, 12/29/2049	1,905,000	2,075,854
JPMorgan Chase & Co., 6% to 8/01/2023, FRN to 12/29/2049	6,460,000	6,757,160
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/29/2049	6,305,000	6,122,155

		$27,862,237
Medical & Health Technology & Services - 6.2%
AmSurg Corp., 5.625%, 7/15/2022	$3,810,000	$4,000,500
CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	10,240,000	8,806,400
Davita Healthcare Partners, Inc., 5%, 5/01/2025	5,210,000	5,268,612
Davita, Inc., 5.125%, 7/15/2024	2,335,000	2,410,397
HCA, Inc., 4.25%, 10/15/2019	4,370,000	4,544,800
HCA, Inc., 7.5%, 2/15/2022	7,040,000	7,990,400
HCA, Inc., 5.875%, 3/15/2022	7,090,000	7,799,000
HCA, Inc., 5%, 3/15/2024	2,340,000	2,457,000
HCA, Inc., 5.375%, 2/01/2025	3,500,000	3,642,205
HCA, Inc., 5.875%, 2/15/2026	2,780,000	2,974,600
HealthSouth Corp., 5.125%, 3/15/2023	5,430,000	5,457,150
HealthSouth Corp., 5.75%, 11/01/2024	3,470,000	3,600,125

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical & Health Technology & Services - continued
MEDNAX, Inc., 5.25%, 12/01/2023 (z)	$2,990,000	$3,117,075
Quorum Health Corp., 11.625%, 4/15/2023 (n)	4,500,000	4,567,500
Tenet Healthcare Corp., 8%, 8/01/2020	7,615,000	7,762,541
Tenet Healthcare Corp., 4.5%, 4/01/2021	2,610,000	2,623,050
Tenet Healthcare Corp., 8.125%, 4/01/2022	3,015,000	3,112,988
Tenet Healthcare Corp., 6.75%, 6/15/2023	3,275,000	3,152,188
Universal Health Services, Inc., 7.625%, 8/15/2020	4,380,000	4,073,400

		$87,359,931
Medical Equipment - 1.2%
DJO Finco, Inc., 8.125%, 6/15/2021 (n)	$3,695,000	$3,362,450
Hologic, Inc., 5.25%, 7/15/2022 (n)	5,190,000	5,501,400
Teleflex, Inc., 5.25%, 6/15/2024	4,750,000	4,940,000
Teleflex, Inc., 4.875%, 6/01/2026	2,525,000	2,581,813

		$16,385,663
Metals & Mining - 4.1%
Allegheny Technologies, Inc., 5.95%, 1/15/2021	$3,355,000	$2,952,400
Century Aluminum Co., 7.5%, 6/01/2021 (n)	4,715,000	4,361,375
Commercial Metals Co., 4.875%, 5/15/2023	4,263,000	4,177,740
First Quantum Minerals Ltd., 7.25%, 10/15/2019 (n)	6,352,000	5,970,880
First Quantum Minerals Ltd., 7.25%, 5/15/2022 (n)	2,005,000	1,769,412
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/2023	5,245,000	4,510,962
Freeport-McMoRan Oil & Gas LLC, 6.5%, 11/15/2020	845,000	836,550
Freeport-McMoRan, Inc., 5.45%, 3/15/2043	2,405,000	1,845,837
GrafTech International Co., 6.375%, 11/15/2020	4,795,000	3,620,225
Hudbay Minerals, Inc., 9.5%, 10/01/2020	4,270,000	4,088,525
Kaiser Aluminum Corp., 5.875%, 5/15/2024 (n)	2,870,000	3,013,500
Kinross Gold Corp., 5.125%, 9/01/2021	1,605,000	1,645,125
Kinross Gold Corp., 5.95%, 3/15/2024	2,580,000	2,634,180
Lundin Mining Corp., 7.5%, 11/01/2020 (n)	2,165,000	2,284,508
Lundin Mining Corp., 7.875%, 11/01/2022 (n)	1,735,000	1,858,358
Steel Dynamics, Inc., 5.125%, 10/01/2021	1,725,000	1,794,000
Steel Dynamics, Inc., 5.25%, 4/15/2023	720,000	754,200
Steel Dynamics, Inc., 5.5%, 10/01/2024	2,725,000	2,888,500
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/2020	5,255,000	4,466,750
Suncoke Energy, Inc., 7.625%, 8/01/2019	472,000	443,680
TMS International Corp., 7.625%, 10/15/2021 (n)	3,595,000	2,588,400

		$58,505,107
Midstream - 5.7%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$3,845,000	$3,614,300

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Midstream - continued
Crestwood Midstream Partners LP, 6%, 12/15/2020	$2,690,000	$2,568,950
Crestwood Midstream Partners LP, 6.125%, 3/01/2022	2,930,000	2,748,692
Crestwood Midstream Partners LP, 6.25%, 4/01/2023	1,830,000	1,701,900
Energy Transfer Equity LP, 7.5%, 10/15/2020	7,680,000	8,275,200
EnLink Midstream Partners LP, 4.4%, 4/01/2024	4,260,000	4,149,283
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/2021	2,080,000	1,892,800
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/2022	5,845,000	5,289,725
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	9,837,000	11,496,984
MPLX LP, 5.5%, 2/15/2023 (n)	3,370,000	3,472,445
MPLX LP, 4.5%, 7/15/2023 (n)	4,924,000	4,825,131
Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	5,880,000	6,071,100
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	7,540,000	7,690,800
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	1,705,000	1,747,625
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	3,104,000	3,168,998
Targa Resources Partners LP/Targa Resources Finance Corp., 5%, 1/15/2018	1,680,000	1,692,600
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/2019	2,555,000	2,545,419
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	1,305,000	1,275,638
Williams Cos., Inc., 4.55%, 6/24/2024	6,510,000	6,200,775

		$80,428,365
Network & Telecom - 2.0%
Centurylink, Inc., 6.45%, 6/15/2021	$4,305,000	$4,595,587
Centurylink, Inc., 7.65%, 3/15/2042	3,875,000	3,468,125
Frontier Communications Corp., 6.25%, 9/15/2021	1,590,000	1,546,275
Frontier Communications Corp., 7.125%, 1/15/2023	3,400,000	3,153,500
Frontier Communications Corp., 11%, 9/15/2025	6,530,000	6,970,775
Frontier Communications Corp., 9%, 8/15/2031	2,815,000	2,639,062
Telecom Italia Capital, 6%, 9/30/2034	1,680,000	1,646,400
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)	3,865,000	3,913,313

		$27,933,037
Oil Services - 0.7%
Bristow Group, Inc., 6.25%, 10/15/2022	$4,868,000	$3,456,280
Unit Corp., 6.625%, 5/15/2021	2,840,000	2,201,000
Weatherford International Ltd., 8.25%, 6/15/2023	4,055,000	3,781,288

		$9,438,568
Oils - 0.6%
CITGO Holding, Inc., 10.75%, 2/15/2020 (n)	$2,765,000	$2,730,437
CITGO Petroleum Corp., 6.25%, 8/15/2022 (n)	5,445,000	5,254,425

		$7,984,862

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - 0.7%
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	$3,873,000	$4,858,988
UBS AG, 6.875%, 12/29/2049	4,510,000	4,425,437

		$9,284,425
Pharmaceuticals - 1.8%
Endo Finance LLC/Endo Finco, Inc., 6%, 7/15/2023 (n)	$1,985,000	$1,730,682
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/2022 (n)	5,835,000	5,396,150
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)	3,400,000	3,323,500
Mallinckrodt International Finance S.A., 5.5%, 4/15/2025 (n)	1,370,000	1,263,825
Valeant Pharmaceuticals International, Inc., 7%, 10/01/2020 (n)	7,040,000	6,529,600
Valeant Pharmaceuticals International, Inc., 7.5%, 7/15/2021 (n)	3,230,000	3,003,900
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/2022 (n)	3,390,000	3,025,575
VRX Escrow Corp., 5.875%, 5/15/2023 (n)	2,295,000	1,910,588

		$26,183,820
Precious Metals & Minerals - 0.7%
Eldorado Gold Corp., 6.125%, 12/15/2020 (n)	$5,365,000	$5,378,412
Teck Resources Ltd., 4.5%, 1/15/2021	1,545,000	1,398,225
Teck Resources Ltd., 8%, 6/01/2021 (n)	2,340,000	2,497,950

		$9,274,587
Printing & Publishing - 1.3%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$8,015,000	$8,265,469
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/2024	2,590,000	2,732,450
TEGNA, Inc., 5.125%, 7/15/2020	1,415,000	1,468,275
TEGNA, Inc., 4.875%, 9/15/2021 (n)	1,900,000	1,971,250
TEGNA, Inc., 6.375%, 10/15/2023	3,900,000	4,192,500

		$18,629,944
Real Estate - Healthcare - 0.9%
MPT Operating Partnership LP, REIT, 6.875%, 5/01/2021	$3,275,000	$3,390,607
MPT Operating Partnership LP, REIT, 6.375%, 2/15/2022	4,905,000	5,150,250
MPT Operating Partnership LP, REIT, 5.25%, 8/01/2026	3,645,000	3,831,806

		$12,372,663
Real Estate - Other - 0.9%
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/2021	$7,260,000	$7,609,387
Felcor Lodging LP, REIT, 5.625%, 3/01/2023	5,115,000	5,242,875

		$12,852,262
Restaurants - 0.3%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	$4,340,000	$4,592,241

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Retailers - 1.9%
Dollar Tree, Inc., 5.75%, 3/01/2023	$6,865,000	$7,414,200
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/2021 (n)	4,418,000	4,197,100
Neiman Marcus Group Ltd., 8%, 10/15/2021 (n)	5,585,000	4,733,846
Rite Aid Corp., 9.25%, 3/15/2020	1,000,000	1,055,000
Rite Aid Corp., 6.75%, 6/15/2021	1,380,000	1,450,725
Rite Aid Corp., 6.125%, 4/01/2023 (n)	4,245,000	4,505,006
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	2,910,000	3,128,250

		$26,484,127
Specialty Chemicals - 0.8%
Chemtura Corp., 5.75%, 7/15/2021	$6,165,000	$6,334,537
Univar USA, Inc., 6.75%, 7/15/2023 (n)	5,085,000	5,237,957

		$11,572,494
Specialty Stores - 1.1%
Argos Merger Sub, Inc., 7.125%, 3/15/2023 (n)	$5,385,000	$5,627,325
Group 1 Automotive, Inc., 5%, 6/01/2022	6,105,000	6,043,950
Michaels Stores, Inc., 5.875%, 12/15/2020 (n)	4,255,000	4,419,881

		$16,091,156
Supermarkets - 0.3%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024 (n)	$3,820,000	$4,058,750

Telecommunications - Wireless - 4.4%
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)	$3,570,000	$3,621,408
Altice Luxembourg S.A., 7.625%, 2/15/2025 (z)	1,475,000	1,451,031
Digicel Group Ltd., 8.25%, 9/30/2020 (n)	2,600,000	2,372,500
Digicel Group Ltd., 7.125%, 4/01/2022 (n)	2,231,000	1,839,906
Digicel Group Ltd., 6.75%, 3/01/2023 (n)	6,053,000	5,611,131
Sprint Capital Corp., 6.875%, 11/15/2028	3,690,000	3,164,175
Sprint Corp., 7.875%, 9/15/2023	6,620,000	6,044,921
Sprint Corp., 7.125%, 6/15/2024	8,300,000	7,335,540
Sprint Nextel Corp., 9%, 11/15/2018 (n)	1,980,000	2,145,825
Sprint Nextel Corp., 6%, 11/15/2022	2,625,000	2,251,935
T-Mobile USA, Inc., 6.125%, 1/15/2022	475,000	500,234
T-Mobile USA, Inc., 6.5%, 1/15/2024	3,035,000	3,247,450
T-Mobile USA, Inc., 6.464%, 4/28/2019	1,465,000	1,492,469
T-Mobile USA, Inc., 6.25%, 4/01/2021	7,535,000	7,883,494
T-Mobile USA, Inc., 6.633%, 4/28/2021	1,890,000	1,986,863
T-Mobile USA, Inc., 6.5%, 1/15/2026	3,600,000	3,898,800
Wind Acquisition Finance S.A., 4.75%, 7/15/2020 (n)	2,505,000	2,494,053
Wind Acquisition Finance S.A., 7.375%, 4/23/2021 (n)	4,795,000	4,771,025

		$62,112,760

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Telephone Services - 0.6%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$1,900,000	$1,992,625
Level 3 Financing, Inc., 5.375%, 5/01/2025	6,000,000	6,300,000

		$8,292,625
Transportation - Services - 1.1%
Navios Maritime Acquisition Corp., 8.125%, 11/15/2021 (n)	$3,947,000	$3,039,190
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)	4,175,000	2,030,094
Navios South American Logistics, Inc., 7.25%, 5/01/2022	1,034,000	708,290
SPL Logistics Escrow LLC, 8.875%, 8/01/2020 (n)	2,960,000	2,257,000
Stena AB, 7%, 2/01/2024 (n)	5,890,000	4,634,723
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)	3,185,000	2,356,900
Ultrapetrol Bahamas Ltd., 8.875%, 6/15/2021 (a)(d)	786,000	149,340

		$15,175,537
Utilities - Electric Power - 2.4%
Calpine Corp., 5.5%, 2/01/2024	$3,935,000	$3,925,162
Calpine Corp., 5.75%, 1/15/2025	3,680,000	3,675,400
Covanta Holding Corp., 7.25%, 12/01/2020	4,290,000	4,445,512
Covanta Holding Corp., 6.375%, 10/01/2022	2,185,000	2,256,012
Covanta Holding Corp., 5.875%, 3/01/2024	3,200,000	3,168,000
Dynegy, Inc., 7.375%, 11/01/2022	7,700,000	7,546,000
NRG Energy, Inc., 8.25%, 9/01/2020	1,715,000	1,770,352
NRG Energy, Inc., 6.625%, 3/15/2023	4,945,000	4,984,560
NRG Energy, Inc., 7.25%, 5/15/2026 (n)	1,620,000	1,662,525

		$33,433,523
Total Bonds (Identified Cost, $1,337,181,308)		$1,326,039,023

Floating Rate Loans (g)(r) - 2.9%
Aerospace - 0.2%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/2020	$3,650,915	$3,644,639

Building - 0.5%
ABC Supply Co., Inc., Term Loan B, 3.5%, 4/16/2020 (o)	$5,014,702	$5,021,868
HD Supply, Inc., Term Loan B, 3.75%, 8/13/2021 (o)	2,291,200	2,297,883

		$7,319,751
Computer Software - Systems - 0.2%
CDW LLC, Term Loan B, 3.25%, 4/29/2020 (o)	$2,291,200	$2,293,706

Conglomerates - 0.2%
Entegris, Inc., Term Loan B, 3.5%, 4/30/2021 (o)	$3,598,246	$3,607,242

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) - continued
Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/2020	$1,045,272	$1,048,213

Gaming & Lodging - 0.2%
Hilton Worldwide Finance LLC, Term Loan B, 3.5%, 10/25/2020	$2,836,642	$2,841,765

Medical & Health Technology & Services - 0.3%
DaVita Healthcare Partners, Inc., Term Loan B, 3.5%, 6/24/2021	$3,903,204	$3,912,150

Printing & Publishing - 0.2%
CBS Outdoor, Term Loan, 3%, 1/31/2021	$2,761,507	$2,755,755

Retailers - 0.1%
Rite Aid Corp., Term Loan, 4.87%, 6/21/2021	$937,940	$939,405

Telephone Services - 0.1%
Level 3 Financing, Inc., Term Loan B, 4%, 1/15/2020 (o)	$2,100,200	$2,107,551

Transportation - Services - 0.5%
Commercial Barge Line Co., First Lien Term Loan, 9.75%, 11/12/2020	$7,285,608	$6,812,044

Utilities - Electric Power - 0.3%
Calpine Construction Finance Co., Term Loan B, 3%, 5/03/2020	$3,928,276	$3,866,897
Total Floating Rate Loans (Identified Cost, $41,235,304)		$41,149,118

Common Stocks - 0.0%
Automotive - 0.0%
Accuride Corp. (a) (Identified Cost, $699,432)	48,891	$65,514

Money Market Funds - 2.0%
MFS Institutional Money Market Portfolio, 0.38%, at Cost and Net Asset Value (v)	27,555,895	$27,555,895
Total Investments (Identified Cost, $1,406,671,939)		$1,394,809,550

Other Assets, Less Liabilities - 1.4%		19,796,474
Net Assets - 100.0%		$1,414,606,024

(a)	Non-income producing security.
(d)	In default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

17

Portfolio of Investments (unaudited) – continued

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $479,796,696 representing 33.9% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash. During the period, the following amount of interest income was received in additional securities and/or cash:

Payment-in-kind Securities	Cash	Additional Securities
Schaeffler Finance B.V., 6.875%, 8/15/2018	$129,093	$—
Schaeffler Holding Finance B.V., 6.25%, 11/15/2019	78,906	—
Total	$207,999	$—

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Altice Luxembourg S.A., 7.625%, 2/15/2025	6/10/16	$1,445,807	$1,451,031
FAGE International S.A./ FAGE USA Dairy Industry, Inc., 5.625%, 8/15/2026	7/27/16	585,000	597,431
MEDNAX, Inc., 5.25%, 12/01/2023	7/29/16	3,124,550	3,117,075
Reynolds Group, 5.125%, 7/15/2023	6/13/16	2,475,000	2,552,344
Reynolds Group, 7%, 7/15/2024	6/13/16	315,000	332,916
U.S. Foods Holding Corp., 5.875%, 6/15/2024	6/13/16-6/20/16	3,918,814	4,070,275
Total Restricted Securities			$12,121,072
% of Net assets			0.9%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

18

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 7/31/16

Forward Foreign Currency Exchange Contracts at 7/31/16

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	Goldman Sachs International	2,033,642	9/30/16	$2,266,195	$2,279,471	$(13,276)

Futures Contracts at 7/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	91	$12,107,266	September - 2016	$(334,471)

At July 31, 2016, the fund had cash collateral of $122,850 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

19

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $1,379,116,044)	$1,367,253,655
Underlying affiliated funds, at cost and value	27,555,895
Total investments, at value (identified cost, $1,406,671,939)	$1,394,809,550
Cash	1,201,858
Deposits with brokers	122,850
Receivables for
Investments sold	11,253,685
Fund shares sold	1,662,513
Interest	24,252,518
Other assets	2,610
Total assets	$1,433,305,584
Liabilities
Payables for
Forward foreign currency exchange contracts	$13,276
Daily variation margin on open futures contracts	44,075
Investments purchased	18,176,477
Fund shares reacquired	382,512
Payable to affiliates
Administrator	191
Shareholder servicing costs	12
Accrued expenses and other liabilities	83,017
Total liabilities	$18,699,560
Net assets	$1,414,606,024
Net assets consist of
Paid-in capital	$1,489,089,009
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(12,210,078)
Accumulated net realized gain (loss) on investments and foreign currency	(59,815,881)
Accumulated distributions in excess of net investment income	(2,457,026)
Net assets	$1,414,606,024
Shares of beneficial interest outstanding	155,656,881
Net asset value per share (net assets of $1,414,606,024 / 155,656,881 shares of beneficial interest outstanding)	$9.09

See Notes to Financial Statements

20

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$46,181,013
Dividends	237,691
Dividends from underlying affiliated funds	89,392
Total investment income	$46,508,096
Expenses
Shareholder servicing costs	21
Administrative services fee	8,701
Custodian fee	67,347
Shareholder communications	3,677
Audit and tax fees	20,537
Legal fees	6,137
Pricing service fees	8,712
Miscellaneous	16,128
Total expenses	$131,260
Fees paid indirectly	(359)
Net expenses	$130,901
Net investment income	$46,377,195
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(37,300,057)
Futures contracts	(312,445)
Foreign currency	(42,733)
Net realized gain (loss) on investments and foreign currency	$(37,655,235)
Change in unrealized appreciation (depreciation)
Investments	$150,655,567
Futures contracts	(46,478)
Translation of assets and liabilities in foreign currencies	(14,521)
Net unrealized gain (loss) on investments and foreign currency translation	$150,594,568
Net realized and unrealized gain (loss) on investments and foreign currency	$112,939,333
Change in net assets from operations	$159,316,528

See Notes to Financial Statements

21

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 7/31/16	Year ended 1/31/16
Change in net assets	(unaudited)
From operations
Net investment income	$46,377,195	$86,604,642
Net realized gain (loss) on investments and foreign currency	(37,655,235)	(13,733,378)
Net unrealized gain (loss) on investments and foreign currency translation	150,594,568	(147,732,761)
Change in net assets from operations	$159,316,528	$(74,861,497)
Distributions declared to shareholders
From net investment income	$(48,130,834)	$(89,680,774)
From net realized gain on investments	—	(996,862)
Total distributions declared to shareholders	$(48,130,834)	$(90,677,636)
Change in net assets from fund share transactions	$(47,245,928)	$178,673,761
Total change in net assets	$63,939,766	$13,134,628
Net assets
At beginning of period	1,350,666,258	1,337,531,630
At end of period (including accumulated distributions in excess of net investment income of $2,457,026 and $703,387, respectively)	$1,414,606,024	$1,350,666,258

See Notes to Financial Statements

22

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/16		Years ended 1/31		Period ended 1/31/14 (c)
			2016	2015
	(unaudited)
Net asset value, beginning of period	$8.41		$9.47	$9.85	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.29		$0.57	$0.61	$0.55
Net realized and unrealized gain (loss) on investments and foreign currency	0.69		(1.03)	(0.29)	(0.04)
Total from investment operations	$0.98		$(0.46)	$0.32	$0.51
Less distributions declared to shareholders
From net investment income	$(0.30)		$(0.59)	$(0.63)	$(0.59)
From net realized gain on investments	—		(0.01)	(0.07)	(0.07)
Total distributions declared to shareholders	$(0.30)		$(0.60)	$(0.70)	$(0.66)
Net asset value, end of period (x)	$9.09		$8.41	$9.47	$9.85
Total return (%) (r)(s)(x)	11.77	(n)	(5.23)	3.28	5.26	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.02	(a)	0.02	0.03	0.02	(a)
Expenses after expense reductions (f)	0.02	(a)	0.02	0.03	0.02	(a)
Net investment income	6.56	(a)	6.19	6.18	6.54	(a)
Portfolio turnover	20	(n)	33	43	42	(n)
Net assets at end of period (000 omitted)	$1,414,606		$1,350,666	$1,337,532	$1,113,709

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, March 25, 2013, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS High Yield Pooled Portfolio (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. This fund is available only to certain U.S. registered investment companies managed by MFS. MFS does not receive a management fee from this fund.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments,

24

Notes to Financial Statements (unaudited) – continued

are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

25

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$65,514	$—	$—	$65,514
U.S. Corporate Bonds	—	1,139,069,780	—	1,139,069,780
Foreign Bonds	—	186,969,243	—	186,969,243
Floating Rate Loans	—	41,149,118	—	41,149,118
Mutual Funds	27,555,895	—	—	27,555,895
Total Investments	$27,621,409	$1,367,188,141	$—	$1,394,809,550

Other Financial Instruments
Futures Contracts	$(334,471)	$—	$—	$(334,471)
Forward Foreign Currency Exchange Contracts	—	(13,276)	—	(13,276)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund

26

Notes to Financial Statements (unaudited) – continued

uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2016 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Interest Rate Futures	$(334,471)
Foreign Exchange	Forward Foreign Currency Exchange	(13,276)
Total		$(347,747)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$(312,445)	$—
Foreign Exchange	—	(44,453)
Total	$(312,445)	$(44,453)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended July 31, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$(46,478)	$—
Foreign Exchange	—	(14,603)
Total	$(46,478)	$(14,603)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the

27

Notes to Financial Statements (unaudited) – continued

credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may

28

Notes to Financial Statements (unaudited) – continued

enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an international payment system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained

29

Notes to Financial Statements (unaudited) – continued

subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2016, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

30

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

1/31/16
Ordinary income (including any short-term capital gains)	$90,677,636

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/16
Cost of investments	$1,413,060,816
Gross appreciation	33,860,396
Gross depreciation	(52,111,662)
Net unrealized appreciation (depreciation)	$(18,251,266)

As of 1/31/16
Undistributed ordinary income	7,257,274
Capital loss carryforwards	(15,612,825)
Other temporary differences	(7,959,358)
Net unrealized appreciation (depreciation)	(169,353,770)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of January 31, 2016, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(9,428,846)
Long-Term	(6,183,979)
Total	$(15,612,825)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from MFS funds that invest in the fund.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended July 31, 2016, these costs amounted to $21. The fund may also pay shareholder servicing related costs to non-related parties.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500. The administrative

31

Notes to Financial Statements (unaudited) – continued

services fee incurred for the six months ended July 31, 2016 was equivalent to an annual effective rate of 0.0012% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund may pay compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC. The independent Trustees do not currently receive compensation from the fund.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended July 31, 2016, the fee paid by the fund under this agreement was $1,386 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended July 31, 2016, purchases and sales of investments, other than short-term obligations, aggregated $267,471,424 and $300,241,604, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/16		Year ended 1/31/16
	Shares	Amount	Shares	Amount
Shares sold	8,547,457	$74,820,380	33,576,052	$307,119,857
Shares issued to shareholders in reinvestment of distributions	5,463,674	48,130,834	9,908,700	90,676,904
Shares reacquired	(18,937,087)	(170,197,142)	(24,098,828)	(219,123,000)
Net change	(4,925,956)	$(47,245,928)	19,385,924	$178,673,761

The fund is an MFS Pooled Portfolio, which is designed to be used by certain MFS funds to invest in a particular security type rather than invest in the security type directly. The fund is solely invested in by other MFS funds for the purpose of gaining exposure to high income debt instruments, rather than investing in high income debt instruments

32

Notes to Financial Statements (unaudited) – continued

directly. The MFS funds do not invest in this fund for the purpose of exercising management or control. At the end of the period, the MFS Diversified Income Fund, the MFS Global High Yield Fund, the MFS Strategic Income Fund, and the MFS Strategic Income Portfolio were the owners of record of approximately 70%, 21%, 8%, and 1%, respectively, of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended July 31, 2016, the fund’s commitment fee and interest expense were $3,989 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	34,778,255	183,737,863	(190,960,223)	27,555,895

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$89,392	$27,555,895

33

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2016 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

As part of their deliberations, the Trustees took into account that the Fund was formed solely to act as a vehicle to pool the portions of other MFS funds invested in high yielding debt instruments, and that shares of the Fund are not distributed or sold to the public. The Trustees gave substantial consideration to the fact that MFS does not charge a separate advisory fee to the Fund under the investment advisory agreement or charge transfer agency fees, administrative services fees, sales loads or distribution and service fees to the Fund, but that MFS receives advisory and other fees from the MFS funds that invest a portion of their assets in the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for the one-year period ended December 31, 2015 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the

34

Board Review of Investment Advisory Agreement – continued

MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds for the one-year period ended December 31, 2015. The total return performance of the Fund’s shares was in the 2nd quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on March 25, 2013 and has a limited operating history and performance record; therefore, no performance data for the three- or five-year periods was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the total expense ratio of the Fund’s shares as a percentage of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Broadridge noting that the Fund’s total expense ratio was expected to be relatively low because, as noted above, the Fund does not bear advisory expenses. The Trustees considered that, according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Fund’s

35

Board Review of Investment Advisory Agreement – continued

last fiscal year), the Fund’s total expense ratio was lower than the Broadridge expense group median. Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative and transfer agency services provided to the Fund by MFS and its affiliates under agreements other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2016.

36

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down.

37

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

38

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CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

July 31, 2016

MFS® HIGH INCOME FUND

MFH-SEM

MFS® DIVERSIFIED INCOME FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Despite the unexpected late June vote by the United Kingdom to leave the European Union, most markets proved resilient, with U.S. shares quickly reversing post-Brexit declines and rallying to record highs during July. Global interest rates remain very low, with most central banks maintaining extremely accommodative monetary policies to reinvigorate slow-growing economies against a backdrop of low inflation. Low interest rates continue to benefit risky assets such as equities as investors are forced to accept greater risks in search of acceptable returns in a low-return environment. U.S. investment-grade and high-yield bonds have benefited from low and even negative yields overseas.

China remains a source of concern for investors, as overcapacity in its manufacturing sector is inhibiting the government’s attempt to change its domestic economy from one driven by exports to a consumer-driven model. Despite the slow-growth environment, emerging market equities have held up well, withstanding geopolitical shocks such as an attempted coup in Turkey and impeachment proceedings against Brazil’s president. The U.S. Federal Reserve’s go-slow approach to rate hikes has also helped.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

September 16, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Medical & Health Technology & Services	6.7%
Cable TV	5.7%
Midstream	5.7%
Energy – Independent	4.8%
Telecommunications – Wireless	4.5%

Composition including fixed income credit quality (a)(i)
BBB	2.5%
BB	40.9%
B	38.8%
CCC	13.5%
CC	0.2%
C (o)	0.0%
D	0.1%
Not Rated	(0.8)%
Non-Fixed Income (o)	0.0%
Cash & Cash Equivalents	3.8%
Other	1.0%

Portfolio facts (i)
Average Duration (d)	3.8
Average Effective Maturity (m)	7.0 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes any equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

2

Portfolio Composition – continued

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 7/31/16.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, February 1, 2016 through July 31, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2016 through July 31, 2016.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/16	Ending Account Value 7/31/16	Expenses Paid During Period (p) 2/01/16-7/31/16
A	Actual	0.95%	$1,000.00	$1,108.50	$4.98
	Hypothetical (h)	0.95%	$1,000.00	$1,020.14	$4.77
B	Actual	1.70%	$1,000.00	$1,107.71	$8.91
	Hypothetical (h)	1.70%	$1,000.00	$1,016.41	$8.52
C	Actual	1.70%	$1,000.00	$1,104.19	$8.89
	Hypothetical (h)	1.70%	$1,000.00	$1,016.41	$8.52
I	Actual	0.71%	$1,000.00	$1,113.36	$3.73
	Hypothetical (h)	0.71%	$1,000.00	$1,021.33	$3.57
R1	Actual	1.71%	$1,000.00	$1,107.73	$8.96
	Hypothetical (h)	1.71%	$1,000.00	$1,016.36	$8.57
R2	Actual	1.20%	$1,000.00	$1,107.17	$6.29
	Hypothetical (h)	1.20%	$1,000.00	$1,018.90	$6.02
R3	Actual	0.96%	$1,000.00	$1,108.49	$5.03
	Hypothetical (h)	0.96%	$1,000.00	$1,020.09	$4.82
R4	Actual	0.71%	$1,000.00	$1,109.85	$3.72
	Hypothetical (h)	0.71%	$1,000.00	$1,021.33	$3.57
R5	Actual	0.61%	$1,000.00	$1,110.37	$3.20
	Hypothetical (h)	0.61%	$1,000.00	$1,021.83	$3.07
529A	Actual	0.99%	$1,000.00	$1,111.89	$5.20
	Hypothetical (h)	0.99%	$1,000.00	$1,019.94	$4.97
529B	Actual	1.76%	$1,000.00	$1,104.19	$9.21
	Hypothetical (h)	1.76%	$1,000.00	$1,016.11	$8.82
529C	Actual	1.76%	$1,000.00	$1,107.44	$9.22
	Hypothetical (h)	1.76%	$1,000.00	$1,016.11	$8.82

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A shares, this rebate reduced the expense ratio above by 0.02%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

7/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 91.6%
Issuer	Shares/Par	Value ($)
Aerospace - 0.7%
CPI International, Inc., 8.75%, 2/15/2018	$5,857,000	$5,886,245
TransDigm, Inc., 6%, 7/15/2022	1,095,000	1,130,062
TransDigm, Inc., 6.5%, 7/15/2024	3,865,000	4,014,498

		$11,030,805
Asset-Backed & Securitized - 0.0%
Citigroup Commercial Mortgage Trust, FRN, 5.712%, 12/10/2049	$2,948,120	$237,548
CW Capital Cobalt Commercial Mortgage Trust, “F”, CDO, FRN, 2.021%, 4/26/2050 (a)(p)(z)	682,176	7
CW Capital Cobalt Commercial Mortgage Trust, “G”, CDO, FRN, 2.221%, 4/26/2050 (a)(p)(z)	2,142,644	21
Falcon Franchise Loan LLC, FRN, 177.153%, 1/05/2025 (i)(z)	46,974	11,389
LB Commercial Conduit Mortgage Trust, FRN, 1.122%, 2/18/2030 (i)	856,321	4,510
Morgan Stanley Capital I, Inc., FRN, 1.381%, 4/28/2039 (i)(z)	2,653,067	21,490

		$274,965
Automotive - 1.9%
Accuride Corp., 9.5%, 8/01/2018	$6,635,000	$6,319,838
Gates Global LLC, 6%, 7/15/2022 (n)	3,535,000	3,216,850
Lear Corp., 4.75%, 1/15/2023	4,000,000	4,140,000
Schaeffler Finance B.V., 6.875%, 8/15/2018 (n)(p)	1,223,652	1,249,655
Schaeffler Finance B.V., 4.75%, 5/15/2021 (n)	2,295,000	2,372,456
Schaeffler Holding Finance B.V., 6.25%, 11/15/2019 (n)(p)	2,345,000	2,438,800
ZF North America Capital, Inc., 4.5%, 4/29/2022 (n)	4,445,000	4,611,688
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	3,505,000	3,662,725

		$28,012,012
Broadcasting - 2.3%
AMC Networks, Inc., 5%, 4/01/2024	$3,775,000	$3,841,063
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/2022	830,000	825,850
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 3/15/2020	1,585,000	1,569,150
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/2022	4,215,000	4,362,525
iHeartMedia, Inc., 9%, 3/01/2021	4,447,000	3,335,250
Liberty Media Corp., 8.5%, 7/15/2029	4,285,000	4,713,500
Liberty Media Corp., 8.25%, 2/01/2030	40,000	44,000
Match Group, Inc., 6.375%, 6/01/2024 (n)	3,445,000	3,681,844
Netflix, Inc., 5.375%, 2/01/2021	3,625,000	3,871,500
Netflix, Inc., 5.875%, 2/15/2025	2,490,000	2,664,300

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Broadcasting - continued
Nexstar Broadcasting, Inc., 6.875%, 11/15/2020	$4,675,000	$4,897,063

		$33,806,045
Building - 3.5%
Allegion PLC, 5.875%, 9/15/2023	$2,480,000	$2,641,200
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/2021	5,671,000	5,940,373
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023	4,495,000	4,832,125
CEMEX S.A.B. de C.V., 5.7%, 1/11/2025	3,600,000	3,607,920
Eagle Materials, Inc., 4.5%, 8/01/2026	890,000	904,463
Gibraltar Industries, Inc., 6.25%, 2/01/2021	4,755,000	4,897,650
HD Supply, Inc., 7.5%, 7/15/2020	5,575,000	5,825,875
HD Supply, Inc., 5.75%, 4/15/2024 (n)	3,580,000	3,812,163
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	5,105,000	5,066,713
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	4,155,000	4,357,556
Standard Industries, Inc., 6%, 10/15/2025 (n)	4,355,000	4,714,288
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	5,925,000	5,969,438

		$52,569,764
Business Services - 1.4%
Equinix, Inc., 4.875%, 4/01/2020	$3,670,000	$3,807,625
Equinix, Inc., 5.375%, 1/01/2022	1,620,000	1,705,050
Equinix, Inc., 5.375%, 4/01/2023	3,135,000	3,277,110
Iron Mountain, Inc., REIT, 6%, 10/01/2020 (n)	2,085,000	2,199,675
Iron Mountain, Inc., REIT, 6%, 8/15/2023	5,205,000	5,530,313
NeuStar, Inc., 4.5%, 1/15/2023	4,790,000	4,233,163

		$20,752,936
Cable TV - 5.6%
Altice Financing S.A., 6.625%, 2/15/2023 (n)	$8,260,000	$8,275,529
CCO Holdings LLC, 5.25%, 9/30/2022	500,000	520,625
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)	5,480,000	5,664,950
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	7,745,000	8,170,975
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)	1,395,000	1,450,800
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	3,195,000	3,370,725
Cequel Communications Holdings, 6.375%, 9/15/2020 (n)	3,890,000	4,011,563
DISH DBS Corp., 5%, 3/15/2023	2,975,000	2,803,938
DISH DBS Corp., 5.875%, 11/15/2024	5,540,000	5,346,100
Intelsat Jackson Holdings S.A., 7.25%, 4/01/2019	2,880,000	2,152,800
Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	439,000	302,910
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023	3,675,000	2,407,125

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Cable TV - continued
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)	$1,215,000	$1,160,325
Intelsat Luxembourg S.A., 8.125%, 6/01/2023	3,840,000	892,800
LGE Holdco VI B.V., 7.125%, 5/15/2024 (n)	2,225,000	2,804,713
Lynx II Corp., 6.375%, 4/15/2023 (n)	2,635,000	2,707,463
Neptune Finco Corp., 10.875%, 10/15/2025 (n)	3,200,000	3,744,000
Sirius XM Radio, Inc., 5.875%, 10/01/2020 (n)	460,000	476,675
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)	2,750,000	2,750,000
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)	5,565,000	5,919,769
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	2,285,000	2,347,129
Unitymedia Hessen, 5.5%, 1/15/2023 (n)	4,235,000	4,425,575
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)	3,000,000	3,165,000
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)	1,125,000	1,120,781
Virgin Media Secured Finance PLC, 5.375%, 4/15/2021 (n)	1,417,500	1,474,200
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)	3,950,000	3,940,125
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)	2,600,000	2,580,500

		$83,987,095
Chemicals - 2.3%
Axalta Coating Systems Ltd., 7.375%, 5/01/2021 (n)	$3,930,000	$4,155,975
Chemours Co., 6.625%, 5/15/2023	4,380,000	3,777,750
GCP Applied Technologies Co., 9.5%, 2/01/2023 (n)	3,540,000	4,000,200
Hexion U.S. Finance Corp., 6.625%, 4/15/2020	2,495,000	2,108,275
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/2018	2,975,000	2,655,188
Momentive Performance Materials, Inc., 3.88%, 10/24/2021	4,155,000	3,251,745
Tronox Finance LLC, 6.375%, 8/15/2020	7,215,000	5,844,150
Tronox Finance LLC, 7.5%, 3/15/2022 (n)	3,830,000	3,040,063
W.R. Grace & Co., 5.125%, 10/01/2021 (n)	5,885,000	6,223,388

		$35,056,734
Computer Software - 0.8%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)	$1,810,000	$1,891,445
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.1%, 7/15/2036 (n)	4,180,000	4,762,897
VeriSign, Inc., 4.625%, 5/01/2023	5,390,000	5,544,963

		$12,199,305
Computer Software - Systems - 1.1%
CDW LLC/CDW Finance Corp., 6%, 8/15/2022	$2,200,000	$2,348,500
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024	2,115,000	2,205,670
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	6,475,000	6,782,563
Western Digital Corp., 10.5%, 4/01/2024 (n)	4,315,000	4,859,769

		$16,196,502

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Conglomerates - 2.5%
Amsted Industries Co., 5%, 3/15/2022 (n)	$6,710,000	$6,777,100
Apex Tool Group, 7%, 2/01/2021 (n)	6,230,000	5,591,425
EnerSys, 5%, 4/30/2023 (n)	8,170,000	8,129,150
Enpro Industries, Inc., 5.875%, 9/15/2022	5,845,000	5,976,513
Entegris, Inc., 6%, 4/01/2022 (n)	5,005,000	5,155,150
Renaissance Acquisition, 6.875%, 8/15/2021 (n)	5,585,000	5,180,088

		$36,809,426
Construction - 0.0%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)	$2,555,000	$421,575
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)	1,546,000	266,685

		$688,260
Consumer Products - 1.5%
NBTY, Inc., 7.625%, 5/15/2021 (n)	$5,445,000	$5,553,900
Prestige Brands, Inc., 5.375%, 12/15/2021 (n)	4,125,000	4,212,656
Spectrum Brands, Inc., 6.375%, 11/15/2020	3,100,000	3,235,625
Spectrum Brands, Inc., 6.125%, 12/15/2024	710,000	766,800
Spectrum Brands, Inc., 5.75%, 7/15/2025	4,315,000	4,670,988
Sun Products Corp., 7.75%, 3/15/2021 (n)	3,140,000	3,265,600

		$21,705,569
Consumer Services - 2.6%
ADT Corp., 6.25%, 10/15/2021	$8,055,000	$8,790,019
ADT Corp., 4.125%, 6/15/2023	1,585,000	1,519,619
CEB, Inc., 5.625%, 6/15/2023 (n)	1,891,000	1,914,638
Garda World Security Corp., 7.25%, 11/15/2021 (n)	3,555,000	3,057,300
Garda World Security Corp., 7.25%, 11/15/2021 (n)	3,755,000	3,229,300
Interval Acquisition Corp., 5.625%, 4/15/2023	7,655,000	7,884,650
Mobile Mini, Inc., 5.875%, 7/01/2024 (n)	4,895,000	5,078,563
Monitronics International, Inc., 9.125%, 4/01/2020	4,750,000	4,188,906
Service Corp. International, 5.375%, 5/15/2024	3,295,000	3,517,413

		$39,180,408
Containers - 3.8%
Ball Corp., 5%, 3/15/2022	$3,515,000	$3,761,050
Berry Plastics Group, Inc., 5.5%, 5/15/2022	5,470,000	5,716,150
Berry Plastics Group, Inc., 6%, 10/15/2022	4,140,000	4,393,575
Crown American LLC, 4.5%, 1/15/2023	5,170,000	5,344,488
Multi-Color Corp., 6.125%, 12/01/2022 (n)	5,020,000	5,170,600
Plastipak Holdings, Inc., 6.5%, 10/01/2021 (n)	5,162,000	5,291,050
Reynolds Group, 9.875%, 8/15/2019	106,000	108,915
Reynolds Group, 5.75%, 10/15/2020	2,760,000	2,849,700
Reynolds Group, 8.25%, 2/15/2021	7,720,000	8,028,800

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Containers - continued
Reynolds Group, 5.125%, 7/15/2023 (z)	$2,425,000	$2,500,781
Reynolds Group, 7%, 7/15/2024 (z)	305,000	322,347
Sealed Air Corp., 4.875%, 12/01/2022 (n)	5,815,000	6,113,019
Sealed Air Corp., 5.125%, 12/01/2024 (n)	1,355,000	1,424,444
Signode Industrial Group, 6.375%, 5/01/2022 (n)	6,230,000	6,187,138

		$57,212,057
Electronics - 1.6%
Advanced Micro Devices, Inc., 6.75%, 3/01/2019	$2,155,000	$2,146,251
Advanced Micro Devices, Inc., 7%, 7/01/2024	2,325,000	2,133,188
Micron Technology, Inc., 5.875%, 2/15/2022	3,455,000	3,334,075
Micron Technology, Inc., 5.5%, 2/01/2025	2,775,000	2,490,563
NXP B.V., 5.75%, 2/15/2021 (n)	2,100,000	2,184,000
NXP B.V./NXP Funding LLC, 5.75%, 3/15/2023 (n)	4,875,000	5,118,750
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	3,145,000	3,333,700
Sensata Technologies B.V., 5%, 10/01/2025 (n)	2,370,000	2,429,250

		$23,169,777
Energy - Independent - 4.8%
Bonanza Creek Energy, Inc., 6.75%, 4/15/2021	$5,220,000	$2,296,800
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	1,595,000	1,511,263
Chaparral Energy, Inc., 7.625%, 11/15/2022 (a)(d)	4,810,000	2,621,450
Concho Resources, Inc., 5.5%, 4/01/2023	4,860,000	4,799,250
Consol Energy, Inc., 5.875%, 4/15/2022	1,990,000	1,815,875
Consol Energy, Inc., 8%, 4/01/2023	4,890,000	4,694,400
Continental Resources, Inc., 4.5%, 4/15/2023	6,080,000	5,502,400
EP Energy LLC, 9.375%, 5/01/2020	1,080,000	615,600
EP Energy LLC, 7.75%, 9/01/2022	4,995,000	2,547,450
Oasis Petroleum, Inc., 6.875%, 3/15/2022	5,030,000	4,388,675
QEP Resources, Inc., 5.25%, 5/01/2023	8,230,000	7,756,775
Range Resources Corp., 4.875%, 5/15/2025	4,915,000	4,669,250
Rice Energy, Inc., 7.25%, 5/01/2023	4,095,000	4,105,238
RSP Permian, Inc., 6.625%, 10/01/2022	4,330,000	4,438,250
Sanchez Energy Corp., 6.125%, 1/15/2023	7,010,000	4,714,225
SM Energy Co., 6.5%, 11/15/2021	5,450,000	4,768,750
SM Energy Co., 6.125%, 11/15/2022	2,440,000	2,067,900
Whiting Petroleum Corp., 6.25%, 4/01/2023	3,225,000	2,664,656
WPX Energy, Inc., 6%, 1/15/2022	5,420,000	4,905,100

		$70,883,307
Energy - Integrated - 0.5%
Cenovus Energy, Inc., 6.75%, 11/15/2039	$3,923,000	$4,209,811
Cenovus Energy, Inc., 4.45%, 9/15/2042	3,175,000	2,593,753

		$6,803,564

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Entertainment - 1.2%
Cedar Fair LP, 5.25%, 3/15/2021	$5,270,000	$5,480,800
Cedar Fair LP, 5.375%, 6/01/2024	1,790,000	1,861,600
Cinemark USA, Inc., 5.125%, 12/15/2022	2,950,000	3,045,875
Cinemark USA, Inc., 4.875%, 6/01/2023	2,495,000	2,544,900
Six Flags Entertainment Corp., 5.25%, 1/15/2021 (n)	4,755,000	4,897,650

		$17,830,825
Financial Institutions - 5.0%
Aircastle Ltd., 4.625%, 12/15/2018	$3,385,000	$3,554,250
Aircastle Ltd., 5.125%, 3/15/2021	2,710,000	2,892,925
Aircastle Ltd., 5.5%, 2/15/2022	4,790,000	5,125,300
CIT Group, Inc., 5.25%, 3/15/2018	3,330,000	3,463,200
CIT Group, Inc., 6.625%, 4/01/2018 (n)	5,369,000	5,704,563
CIT Group, Inc., 5.5%, 2/15/2019 (n)	5,562,000	5,895,720
CIT Group, Inc., 5%, 8/15/2022	1,690,000	1,778,725
Credit Acceptance Corp., 6.125%, 2/15/2021	645,000	636,938
Credit Acceptance Corp., 7.375%, 3/15/2023	3,475,000	3,475,000
Icahn Enterprises LP, 6%, 8/01/2020	4,240,000	4,229,400
Icahn Enterprises LP, 5.875%, 2/01/2022	6,210,000	5,930,550
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/2018	3,450,000	3,312,000
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/2020	6,300,000	5,925,906
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021	1,590,000	1,367,400
Navient Corp., 8%, 3/25/2020	6,735,000	7,189,613
Navient Corp., 5.875%, 3/25/2021	2,040,000	2,019,600
Navient Corp., 7.25%, 1/25/2022	5,845,000	5,939,981
Navient Corp., 6.125%, 3/25/2024	2,915,000	2,754,675
PHH Corp., 6.375%, 8/15/2021	3,315,000	3,058,088

		$74,253,834
Food & Beverages - 1.7%
Darling Ingredients, Inc., 5.375%, 1/15/2022	$4,325,000	$4,476,375
FAGE International S.A./ FAGE USA Dairy Industry, Inc., 5.625%, 8/15/2026 (z)	595,000	607,644
JBS Investments GmbH, 7.25%, 4/03/2024	1,310,000	1,349,955
JBS USA LLC/JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	4,145,000	4,124,275
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024 (n)	4,625,000	4,914,063
Sun Merger Sub, Inc., 5.875%, 8/01/2021 (n)	5,305,000	5,530,463
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (z)	3,835,000	4,007,575

		$25,010,350
Forest & Paper Products - 0.2%
Appvion, Inc., 9%, 6/01/2020 (n)	$4,005,000	$2,403,000
Tembec Industries, Inc., 9%, 12/15/2019 (n)	1,232,000	964,040

		$3,367,040

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Gaming & Lodging - 3.3%
CCM Merger, Inc., 9.125%, 5/01/2019 (n)	$5,077,000	$5,324,504
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	5,250,000	5,630,625
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	730,000	778,363
Greektown Holdings LLC, 8.875%, 3/15/2019 (n)	4,640,000	4,860,400
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/2021	6,095,000	6,316,188
Isle of Capri Casinos, Inc., 8.875%, 6/15/2020	1,385,000	1,450,788
Isle of Capri Casinos, Inc., 5.875%, 3/15/2021	5,285,000	5,509,613
MGM Resorts International, 6.625%, 12/15/2021	4,660,000	5,158,061
MGM Resorts International, 6%, 3/15/2023	5,685,000	6,150,488
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	6,215,000	6,354,838
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	1,470,000	1,484,700

		$49,018,568
Industrial - 1.1%
Anixter, Inc., 5.125%, 10/01/2021	$1,253,000	$1,321,915
Dematic S.A., 7.75%, 12/15/2020 (n)	8,045,000	8,427,138
Howard Hughes Corp., 6.875%, 10/01/2021 (n)	5,795,000	6,012,313

		$15,761,366
Insurance - Health - 0.3%
Centene Corp., 5.625%, 2/15/2021	$2,805,000	$2,962,781
Centene Corp., 6.125%, 2/15/2024	2,025,000	2,175,620

		$5,138,401
Machinery & Tools - 1.4%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$4,560,000	$4,748,100
CNH Industrial Capital LLC, 4.375%, 11/06/2020	7,075,000	7,278,619
H&E Equipment Services Co., 7%, 9/01/2022	6,250,000	6,515,625
Light Tower Rentals, Inc., 8.125%, 8/01/2019 (n)	3,250,000	1,974,375

		$20,516,719
Major Banks - 1.9%
Bank of America Corp., FRN, 6.1%, 12/29/2049	$13,035,000	$13,628,484
Bank of America Corp., FRN, 6.3%, 12/29/2049	1,825,000	1,988,679
JPMorgan Chase & Co., 6% to 8/01/2023, FRN to 12/29/2049	6,865,000	7,180,790
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/29/2065	6,100,000	5,923,100

		$28,721,053
Medical & Health Technology & Services - 6.3%
AmSurg Corp., 5.625%, 7/15/2022	$4,125,000	$4,331,250
CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	10,940,000	9,408,400
Davita Healthcare Partners, Inc., 5%, 5/01/2025	5,385,000	5,445,581
Davita, Inc., 5.125%, 7/15/2024	3,205,000	3,308,489

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical & Health Technology & Services - continued
HCA, Inc., 4.25%, 10/15/2019	$5,110,000	$5,314,400
HCA, Inc., 7.5%, 2/15/2022	6,995,000	7,939,325
HCA, Inc., 5.875%, 3/15/2022	7,530,000	8,283,000
HCA, Inc., 5%, 3/15/2024	2,930,000	3,076,500
HCA, Inc., 5.375%, 2/01/2025	3,835,000	3,990,816
HCA, Inc., 5.875%, 2/15/2026	2,275,000	2,434,250
HealthSouth Corp., 5.125%, 3/15/2023	5,075,000	5,100,375
HealthSouth Corp., 5.75%, 11/01/2024	4,520,000	4,689,500
MEDNAX, Inc., 5.25%, 12/01/2023 (z)	3,155,000	3,289,088
Quorum Health Corp., 11.625%, 4/15/2023 (n)	4,395,000	4,460,925
Tenet Healthcare Corp., 8%, 8/01/2020	8,860,000	9,031,663
Tenet Healthcare Corp., 4.5%, 4/01/2021	3,365,000	3,381,825
Tenet Healthcare Corp., 8.125%, 4/01/2022	2,235,000	2,307,638
Tenet Healthcare Corp., 6.75%, 6/15/2023	3,330,000	3,205,125
Universal Health Services, Inc., 7.625%, 8/15/2020	4,660,000	4,333,800

		$93,331,950
Medical Equipment - 1.1%
DJO Finco, Inc., 8.125%, 6/15/2021 (n)	$3,805,000	$3,462,550
Hologic, Inc., 5.25%, 7/15/2022 (n)	5,230,000	5,543,800
Teleflex, Inc., 5.25%, 6/15/2024	4,155,000	4,321,200
Teleflex, Inc., 4.875%, 6/01/2026	2,475,000	2,530,688

		$15,858,238
Metals & Mining - 3.9%
Allegheny Technologies, Inc., 5.95%, 1/15/2021	$3,320,000	$2,921,600
Century Aluminum Co., 7.5%, 6/01/2021 (n)	4,690,000	4,338,250
Commercial Metals Co., 4.875%, 5/15/2023	4,343,000	4,256,140
First Quantum Minerals Ltd., 7.25%, 10/15/2019 (n)	6,523,000	6,131,620
First Quantum Minerals Ltd., 7.25%, 5/15/2022 (n)	1,583,000	1,396,998
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/2023	5,135,000	4,416,357
Freeport-McMoRan Oil & Gas LLC, 6.5%, 11/15/2020	825,000	816,750
Freeport-McMoRan, Inc., 5.45%, 3/15/2043	2,350,000	1,803,625
GrafTech International Co., 6.375%, 11/15/2020	4,680,000	3,533,400
Hudbay Minerals, Inc., 9.5%, 10/01/2020	4,090,000	3,916,175
Kaiser Aluminum Corp., 5.875%, 5/15/2024 (n)	2,830,000	2,971,500
Kinross Gold Corp., 5.125%, 9/01/2021	1,585,000	1,624,625
Kinross Gold Corp., 5.95%, 3/15/2024	2,540,000	2,593,340
Lundin Mining Corp., 7.5%, 11/01/2020 (n)	1,910,000	2,015,432
Lundin Mining Corp., 7.875%, 11/01/2022 (n)	2,210,000	2,367,131
Steel Dynamics, Inc., 5.125%, 10/01/2021	1,670,000	1,736,800
Steel Dynamics, Inc., 5.25%, 4/15/2023	1,610,000	1,686,475
Steel Dynamics, Inc., 5.5%, 10/01/2024	2,170,000	2,300,200

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Metals & Mining - continued
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/2020	$4,995,000	$4,245,750
Suncoke Energy, Inc., 7.625%, 8/01/2019	600,000	564,000
TMS International Corp., 7.625%, 10/15/2021 (n)	3,655,000	2,631,600

		$58,267,768
Midstream - 5.6%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$4,055,000	$3,811,700
Crestwood Midstream Partners LP, 6%, 12/15/2020	3,215,000	3,070,325
Crestwood Midstream Partners LP, 6.125%, 3/01/2022	2,420,000	2,270,250
Crestwood Midstream Partners LP, 6.25%, 4/01/2023	1,935,000	1,799,550
Energy Transfer Equity LP, 7.5%, 10/15/2020	8,025,000	8,646,938
EnLink Midstream Partners LP, 4.4%, 4/01/2024	4,200,000	4,090,842
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/2021	2,035,000	1,851,850
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/2022	6,540,000	5,918,700
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	10,615,000	12,406,271
MPLX LP, 5.5%, 2/15/2023 (n)	3,605,000	3,714,588
MPLX LP, 4.5%, 7/15/2023 (n)	4,669,000	4,575,251
Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	5,475,000	5,652,938
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	8,195,000	8,358,900
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	2,130,000	2,183,250
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	3,370,000	3,440,568
Targa Resources Partners LP/Targa Resources Finance Corp., 5%, 1/15/2018	1,390,000	1,400,425
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/2019	2,670,000	2,659,988
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	1,800,000	1,759,500
Williams Cos., Inc., 4.55%, 6/24/2024	6,560,000	6,248,400

		$83,860,234
Network & Telecom - 2.0%
Centurylink, Inc., 6.45%, 6/15/2021	$4,215,000	$4,499,513
Centurylink, Inc., 7.65%, 3/15/2042	4,390,000	3,929,050
Frontier Communications Corp., 6.25%, 9/15/2021	1,995,000	1,940,138
Frontier Communications Corp., 7.125%, 1/15/2023	3,910,000	3,626,525
Frontier Communications Corp., 11%, 9/15/2025	6,870,000	7,333,725
Frontier Communications Corp., 9%, 8/15/2031	2,535,000	2,376,563
Telecom Italia Capital, 6%, 9/30/2034	1,515,000	1,484,700
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)	4,255,000	4,308,188

		$29,498,402

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Oil Services - 0.6%
Bristow Group, Inc., 6.25%, 10/15/2022	$4,750,000	$3,372,500
Unit Corp., 6.625%, 5/15/2021	2,800,000	2,170,000
Weatherford International Ltd., 8.25%, 6/15/2023	4,010,000	3,739,325

		$9,281,825
Oils - 0.5%
CITGO Holding, Inc., 10.75%, 2/15/2020 (n)	$2,845,000	$2,809,438
CITGO Petroleum Corp., 6.25%, 8/15/2022 (n)	5,470,000	5,278,550

		$8,087,988
Other Banks & Diversified Financials - 0.6%
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	3,895,000	$4,886,589
UBS AG, 6.875%, 12/29/2049	4,440,000	4,356,750

		$9,243,339
Pharmaceuticals - 1.8%
Endo Finance LLC/Endo Finco, Inc., 6%, 7/15/2023 (n)	$2,265,000	$1,974,808
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/2022 (n)	5,945,000	5,497,877
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)	3,440,000	3,362,600
Mallinckrodt International Finance S.A., 5.5%, 4/15/2025 (n)	1,410,000	1,300,725
Valeant Pharmaceuticals International, Inc., 7%, 10/01/2020 (n)	7,435,000	6,895,963
Valeant Pharmaceuticals International, Inc., 7.5%, 7/15/2021 (n)	2,850,000	2,650,500
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/2022 (n)	3,850,000	3,436,125
VRX Escrow Corp., 5.875%, 5/15/2023 (n)	2,650,000	2,206,125

		$27,324,723
Precious Metals & Minerals - 0.6%
Eldorado Gold Corp., 6.125%, 12/15/2020 (n)	$5,675,000	$5,689,188
Teck Resources Ltd., 4.5%, 1/15/2021	1,630,000	1,475,150
Teck Resources Ltd., 8%, 6/01/2021 (n)	2,285,000	2,439,238

		$9,603,576
Printing & Publishing - 1.2%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$7,775,000	$8,017,969
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/2024	2,685,000	2,832,675
TEGNA, Inc., 5.125%, 7/15/2020	1,645,000	1,706,934
TEGNA, Inc., 4.875%, 9/15/2021 (n)	2,120,000	2,199,500
TEGNA, Inc., 6.375%, 10/15/2023	3,430,000	3,687,250

		$18,444,328
Real Estate - Healthcare - 0.8%
MPT Operating Partnership LP, REIT, 6.875%, 5/01/2021	$3,435,000	$3,556,256
MPT Operating Partnership LP, REIT, 6.375%, 2/15/2022	4,305,000	4,520,250

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Real Estate - Healthcare - continued
MPT Operating Partnership LP, REIT, 5.25%, 8/01/2026	$4,135,000	$4,346,919

		$12,423,425
Real Estate - Other - 0.9%
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/2021	$7,325,000	$7,677,516
Felcor Lodging LP, REIT, 5.625%, 3/01/2023	5,205,000	5,335,125

		$13,012,641
Restaurants - 0.3%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	$4,270,000	$4,518,172

Retailers - 1.8%
Dollar Tree, Inc., 5.75%, 3/01/2023	$6,665,000	$7,198,200
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/2021 (n)	4,183,000	3,973,850
Neiman Marcus Group Ltd., 8%, 10/15/2021 (n)	6,100,000	5,170,360
Rite Aid Corp., 9.25%, 3/15/2020	1,660,000	1,751,300
Rite Aid Corp., 6.75%, 6/15/2021	1,490,000	1,566,363
Rite Aid Corp., 6.125%, 4/01/2023 (n)	3,675,000	3,900,094
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	2,900,000	3,117,500

		$26,677,667
Specialty Chemicals - 0.8%
Chemtura Corp., 5.75%, 7/15/2021	$6,565,000	$6,745,538
Univar USA, Inc., 6.75%, 7/15/2023 (n)	5,250,000	5,407,920

		$12,153,458
Specialty Stores - 1.1%
Argos Merger Sub, Inc., 7.125%, 3/15/2023 (n)	$5,310,000	$5,548,950
Group 1 Automotive, Inc., 5%, 6/01/2022	5,960,000	5,900,400
Michaels Stores, Inc., 5.875%, 12/15/2020 (n)	4,530,000	4,705,538

		$16,154,888
Supermarkets - 0.3%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024 (n)	$3,755,000	$3,989,688

Telecommunications - Wireless - 4.4%
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)	$3,490,000	$3,540,256
Altice Luxembourg S.A., 7.625%, 2/15/2025 (z)	1,850,000	1,819,938
Digicel Group Ltd., 8.25%, 9/30/2020 (n)	2,860,000	2,609,750
Digicel Group Ltd., 7.125%, 4/01/2022 (n)	2,189,000	1,805,268
Digicel Group Ltd., 6.75%, 3/01/2023 (n)	6,257,000	5,800,239
Sprint Capital Corp., 6.875%, 11/15/2028	4,745,000	4,068,838

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Telecommunications - Wireless - continued
Sprint Corp., 7.875%, 9/15/2023	$6,860,000	$6,264,072
Sprint Corp., 7.125%, 6/15/2024	8,525,000	7,534,395
Sprint Nextel Corp., 9%, 11/15/2018 (n)	2,170,000	2,351,738
Sprint Nextel Corp., 6%, 11/15/2022	2,045,000	1,754,365
T-Mobile USA, Inc., 6.125%, 1/15/2022	1,065,000	1,121,578
T-Mobile USA, Inc., 6.5%, 1/15/2024	2,330,000	2,493,100
T-Mobile USA, Inc., 6.464%, 4/28/2019	1,760,000	1,793,000
T-Mobile USA, Inc., 6.25%, 4/01/2021	7,105,000	7,433,606
T-Mobile USA, Inc., 6.633%, 4/28/2021	3,350,000	3,521,688
T-Mobile USA, Inc., 6.5%, 1/15/2026	3,610,000	3,909,630
Wind Acquisition Finance S.A., 4.75%, 7/15/2020 (n)	2,995,000	2,981,912
Wind Acquisition Finance S.A., 7.375%, 4/23/2021 (n)	4,725,000	4,701,375

		$65,504,748
Telephone Services - 0.6%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$2,690,000	$2,821,138
Level 3 Financing, Inc., 5.375%, 5/01/2025	5,265,000	5,528,250

		$8,349,388
Transportation - Services - 1.0%
Navios Maritime Acquisition Corp., 8.125%, 11/15/2021 (n)	$4,179,000	$3,217,830
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)	3,945,000	1,918,256
Navios South American Logistics, Inc., 7.25%, 5/01/2022	1,007,000	689,795
SPL Logistics Escrow LLC, 8.875%, 8/01/2020 (n)	2,730,000	2,081,625
Stena AB, 7%, 2/01/2024 (n)	5,205,000	4,095,710
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)	3,300,000	2,442,000
Ultrapetrol Bahamas Ltd., 8.875%, 6/15/2021 (a)(d)	953,000	181,070

		$14,626,286
Utilities - Electric Power - 2.4%
Calpine Corp., 5.5%, 2/01/2024	$4,015,000	$4,004,963
Calpine Corp., 5.75%, 1/15/2025	3,885,000	3,880,144
Covanta Holding Corp., 7.25%, 12/01/2020	4,425,000	4,585,406
Covanta Holding Corp., 6.375%, 10/01/2022	2,485,000	2,565,763
Covanta Holding Corp., 5.875%, 3/01/2024	3,320,000	3,286,800
Dynegy, Inc., 7.375%, 11/01/2022	8,145,000	7,982,100
NRG Energy, Inc., 8.25%, 9/01/2020	2,650,000	2,735,529
NRG Energy, Inc., 6.625%, 3/15/2023	4,715,000	4,752,720
NRG Energy, Inc., 7.25%, 5/15/2026 (n)	1,360,000	1,395,700

		$35,189,125
Total Bonds (Identified Cost, $1,394,650,100)		$1,365,358,544

17

Portfolio of Investments (unaudited) – continued

Floating Rate Loans (g)(r) - 2.9%
Issuer	Shares/Par	Value ($)
Aerospace - 0.2%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/2020	$3,478,192	$3,472,213

Building - 0.5%
ABC Supply Co., Inc., Term Loan B, 3.5%, 4/16/2020 (o)	$5,435,111	$5,442,878
HD Supply, Inc., Term Loan B, 8/13/2021 (o)	2,418,600	2,425,655

		$7,868,533
Computer Software - Systems - 0.2%
CDW LLC, Term Loan B, 4/29/2020 (o)	$2,418,600	$2,421,246

Conglomerates - 0.3%
Entegris, Inc., Term Loan B, 3.5%, 4/30/2021 (o)	$3,796,018	$3,805,508

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/2020	$1,464,211	$1,468,330

Gaming & Lodging - 0.2%
Hilton Worldwide Finance LLC, Term Loan B, 3.5%, 10/25/2020	$3,000,168	$3,005,586

Medical & Health Technology & Services - 0.2%
DaVita Healthcare Partners, Inc., Term Loan B, 3.5%, 6/24/2021	$3,669,500	$3,677,911

Printing & Publishing - 0.2%
CBS Outdoor, Term Loan B, 3%, 1/31/2021	$2,394,684	$2,389,695

Retailers - 0.1%
Rite Aid Corp., Term Loan, 4.87%, 6/21/2021	$1,149,016	$1,150,812

Telephone Services - 0.1%
Level 3 Financing, Inc., Term Loan B, 1/15/2020 (o)	$2,217,100	$2,224,860

Transportation - Services - 0.5%
Commercial Barge Line Co., Term Loan B, 9.75%, 11/12/2020	$7,763,596	$7,258,962

Utilities - Electric Power - 0.3%
Calpine Construction Finance Co., Term Loan B, 3%, 5/03/2020	$4,618,178	$4,546,019
Total Floating Rate Loans (Identified Cost, $43,461,948)		$43,289,675

Common Stocks - 0.0%
Automotive - 0.0%
Accuride Corp. (Identified Cost, $1,081,247) (a)	65,068	$87,191

18

Portfolio of Investments (unaudited) – continued

Money Market Funds - 4.7%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.38%, at Cost and Net Asset Value (v)	69,297,445	$69,297,445
Total Investments (Identified Cost, $1,508,490,740)		$1,478,032,855

Other Assets, Less Liabilities - 0.8%		12,046,666
Net Assets - 100.0%		$1,490,079,521

(a)	Non-income producing security.
(d)	In default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $485,465,604 representing 32.6% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash. During the period, the following amount of interest income was received in additional securities and/or cash:

Payment-in-kind Securities	Cash	Additional Securities
Schaeffler Finance B.V., 6.875%, 8/15/18	$135,537	$—
Schaeffler Holding Finance B.V., 6.25%, 11/15/19	73,281	—
Total	$208,818	$—

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Altice Luxembourg S.A., 7.625%, 2/15/2025	6/10/16-7/25/16	$1,826,297	$1,819,938
CW Capital Cobalt Commercial Mortgage Trust, “F”, CDO, FRN, 2.021%, 4/26/2050	4/12/06-7/28/16	657,150	7
CW Capital Cobalt Commercial Mortgage Trust, “G”, CDO, FRN, 2.221%, 4/26/2050	4/12/06-7/28/16	2,054,697	21

19

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
FAGE International S.A./ FAGE USA Dairy Industry, Inc., 5.625%, 8/15/2026	7/27/16	$595,000	$607,644
Falcon Franchise Loan LLC, FRN, 177.153%, 1/05/2025	1/29/03	4,185	11,389
MEDNAX, Inc., 5.25%, 12/01/2023	7/29/16	3,296,975	3,289,088
Morgan Stanley Capital I, Inc., FRN, 1.381%, 4/28/2039	7/20/04	278,815	21,490
Reynolds Group, 5.125%, 7/15/2023	6/13/16	2,425,000	2,500,781
Reynolds Group, 7%, 7/15/2024	6/13/16	305,000	322,347
U.S. Foods Holding Corp., 5.875%, 6/15/2024	6/13/16-6/20/16	3,858,523	4,007,575
Total Restricted Securities			$12,580,280
% of Net assets			0.8%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 7/31/16

Forward Foreign Currency Exchange Contracts at 7/31/16

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	Goldman Sachs International	2,488,013	9/30/16	$2,772,524	$2,788,766	$(16,242)

Futures Contracts at 7/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	114	$15,167,344	September - 2016	$(419,008)

At July 31, 2016, the fund had cash collateral of $153,900 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

20

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $1,439,193,295)	$1,408,735,410
Underlying affiliated funds, at cost and value	69,297,445
Total investments, at value (identified cost, $1,508,490,740)	$1,478,032,855
Cash	533,370
Deposits with brokers	153,900
Receivables for
Investments sold	6,189,975
Fund shares sold	2,984,107
Interest	24,949,272
Other assets	2,534
Total assets	$1,512,846,013
Liabilities
Payables for
Distributions	$271,077
Forward foreign currency exchange contracts	16,242
Daily variation margin on open futures contracts	55,219
Investments purchased	19,780,455
Fund shares reacquired	2,041,072
Payable to affiliates
Investment adviser	76,061
Shareholder servicing costs	413,570
Distribution and service fees	23,864
Program manager fees	27
Payable for independent Trustees’ compensation	38,493
Accrued expenses and other liabilities	50,412
Total liabilities	$22,766,492
Net assets	$1,490,079,521
Net assets consist of
Paid-in capital	$1,713,257,927
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(30,893,067)
Accumulated net realized gain (loss) on investments and foreign currency	(189,427,179)
Accumulated distributions in excess of net investment income	(2,858,160)
Net assets	$1,490,079,521
Shares of beneficial interest outstanding	444,486,332

21

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$472,997,108	141,072,241	$3.35
Class B	21,509,247	6,407,194	3.36
Class C	64,794,804	19,270,467	3.36
Class I	65,061,711	19,435,949	3.35
Class R1	1,035,102	308,502	3.36
Class R2	14,675,566	4,381,048	3.35
Class R3	7,289,868	2,175,335	3.35
Class R4	289,899	86,502	3.35
Class R5	837,460,717	249,867,660	3.35
Class 529A	3,292,941	983,093	3.35
Class 529B	340,778	101,656	3.35
Class 529C	1,331,780	396,685	3.36

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $3.50 [100 / 95.75 x $3.35] and $3.50 [100 / 95.75 x $3.35], respectively. On sales of $100,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See Notes to Financial Statements

22

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$44,271,866
Dividends	463,933
Dividends from underlying affiliated funds	108,505
Total investment income	$44,844,304
Expenses
Management fee	$3,208,298
Distribution and service fees	1,002,433
Shareholder servicing costs	945,296
Program manager fees	2,352
Administrative services fee	116,283
Independent Trustees’ compensation	21,822
Custodian fee	81,810
Shareholder communications	45,995
Audit and tax fees	38,995
Legal fees	16,844
Miscellaneous	108,663
Total expenses	$5,588,791
Fees paid indirectly	(297)
Reduction of expenses by investment adviser and distributor	(61,135)
Net expenses	$5,527,359
Net investment income	$39,316,945
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(33,795,025)
Futures contracts	(391,415)
Foreign currency	(52,542)
Net realized gain (loss) on investments and foreign currency	$(34,238,982)
Change in unrealized appreciation (depreciation)
Investments	$143,381,934
Futures contracts	(58,225)
Translation of assets and liabilities in foreign currencies	(17,592)
Net unrealized gain (loss) on investments and foreign currency translation	$143,306,117
Net realized and unrealized gain (loss) on investments and foreign currency	$109,067,135
Change in net assets from operations	$148,384,080

See Notes to Financial Statements

23

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 7/31/16 (unaudited)	Year ended 1/31/16
From operations
Net investment income	$39,316,945	$76,290,447
Net realized gain (loss) on investments and foreign currency	(34,238,982)	(13,277,719)
Net unrealized gain (loss) on investments and foreign currency translation	143,306,117	(144,032,300)
Change in net assets from operations	$148,384,080	$(81,019,572)
Distributions declared to shareholders
From net investment income	$(41,691,289)	$(80,164,041)
Change in net assets from fund share transactions	$73,380,711	$24,814,827
Total change in net assets	$180,073,502	$(136,368,786)
Net assets
At beginning of period	1,310,006,019	1,446,374,805
At end of period (including accumulated distributions in excess of net investment income of $2,858,160 and $483,816, respectively)	$1,490,079,521	$1,310,006,019

See Notes to Financial Statements

24

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/16 (unaudited)		Years ended 1/31
Class A			2016	2015	2014		2013	2012

Net asset value, beginning of period	$3.11		$3.49	$3.60	$3.61		$3.44	$3.52
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.18	$0.19	$0.20		$0.22	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	0.24		(0.37)	(0.10)	(0.00	)(w)	0.18	(0.07)
Total from investment operations	$0.33		$(0.19)	$0.09	$0.20		$0.40	$0.16
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.19)	$(0.20)	$(0.21)		$(0.23)	$(0.24)
Net asset value, end of period (x)	$3.35		$3.11	$3.49	$3.60		$3.61	$3.44
Total return (%) (r)(s)(t)(x)	10.85	(n)	(5.87)	2.45	5.71		12.05	4.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	(a)	0.95	0.95	0.93		0.93	0.93
Expenses after expense reductions (f)	0.95	(a)	0.94	0.93	0.92		0.93	0.92
Net investment income	5.46	(a)	5.20	5.25	5.64		6.39	6.76
Portfolio turnover	18	(n)	36	43	46		38	60
Net assets at end of period (000 omitted)	$472,997		$398,206	$452,587	$457,198		$504,600	$462,232

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 7/31/16 (unaudited)		Years ended 1/31
Class B			2016	2015	2014		2013	2012

Net asset value, beginning of period	$3.11		$3.49	$3.60	$3.61		$3.44	$3.53
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.15	$0.16	$0.17		$0.20	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	0.25		(0.37)	(0.10)	(0.00	)(w)	0.18	(0.09)
Total from investment operations	$0.33		$(0.22)	$0.06	$0.17		$0.38	$0.12
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.16)	$(0.17)	$(0.18)		$(0.21)	$(0.21)
Net asset value, end of period (x)	$3.36		$3.11	$3.49	$3.60		$3.61	$3.44
Total return (%) (r)(s)(t)(x)	10.77	(n)	(6.57)	1.68	4.93		11.22	3.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.70	1.70	1.68		1.67	1.67
Expenses after expense reductions (f)	1.70	(a)	1.69	1.69	1.68		1.67	1.67
Net investment income	4.71	(a)	4.44	4.49	4.86		5.59	5.99
Portfolio turnover	18	(n)	36	43	46		38	60
Net assets at end of period (000 omitted)	$21,509		$20,420	$27,034	$31,175		$31,656	$25,983

See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 7/31/16 (unaudited)		Years ended 1/31
Class C			2016	2015	2014		2013	2012

Net asset value, beginning of period	$3.12		$3.50	$3.61	$3.62		$3.45	$3.53
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.15	$0.16	$0.17		$0.20	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	0.24		(0.37)	(0.10)	(0.00	)(w)	0.18	(0.08)
Total from investment operations	$0.32		$(0.22)	$0.06	$0.17		$0.38	$0.13
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.16)	$(0.17)	$(0.18)		$(0.21)	$(0.21)
Net asset value, end of period (x)	$3.36		$3.12	$3.50	$3.61		$3.62	$3.45
Total return (%) (r)(s)(t)(x)	10.42	(n)	(6.55)	1.69	4.93		11.21	4.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.70	1.69	1.68		1.67	1.67
Expenses after expense reductions (f)	1.70	(a)	1.69	1.69	1.68		1.67	1.67
Net investment income	4.69	(a)	4.42	4.48	4.86		5.61	5.99
Portfolio turnover	18	(n)	36	43	46		38	60
Net assets at end of period (000 omitted)	$64,795		$57,442	$69,162	$76,490		$81,710	$75,309

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 7/31/16 (unaudited)		Years ended 1/31
Class I			2016	2015	2014		2013	2012

Net asset value, beginning of period	$3.10		$3.48	$3.59	$3.60		$3.44	$3.52
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.19	$0.19	$0.21		$0.24	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	0.26		(0.38)	(0.09)	(0.00	)(w)	0.16	(0.07)
Total from investment operations	$0.35		$(0.19)	$0.10	$0.21		$0.40	$0.17
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.19)	$(0.21)	$(0.22)		$(0.24)	$(0.25)
Net asset value, end of period (x)	$3.35		$3.10	$3.48	$3.59		$3.60	$3.44
Total return (%) (r)(s)(x)	11.34	(n)	(5.66)	2.70	5.98		12.02	5.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71	(a)	0.70	0.69	0.68		0.67	0.68
Expenses after expense reductions (f)	0.71	(a)	0.69	0.69	0.68		0.67	0.68
Net investment income	5.70	(a)	5.43	5.44	5.88		6.86	7.02
Portfolio turnover	18	(n)	36	43	46		38	60
Net assets at end of period (000 omitted)	$65,062		$49,917	$95,887	$67,027		$70,506	$448,607

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 7/31/16 (unaudited)		Years ended 1/31
Class R1			2016	2015	2014		2013	2012

Net asset value, beginning of period	$3.11		$3.49	$3.60	$3.61		$3.44	$3.52
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.15	$0.16	$0.17		$0.20	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	0.25		(0.37)	(0.10)	(0.00	)(w)	0.18	(0.08)
Total from investment operations	$0.33		$(0.22)	$0.06	$0.17		$0.38	$0.13
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.16)	$(0.17)	$(0.18)		$(0.21)	$(0.21)
Net asset value, end of period (x)	$3.36		$3.11	$3.49	$3.60		$3.61	$3.44
Total return (%) (r)(s)(x)	10.77	(n)	(6.58)	1.68	4.93		11.22	4.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.70	1.70	1.68		1.68	1.67
Expenses after expense reductions (f)	1.71	(a)	1.70	1.69	1.68		1.68	1.67
Net investment income	4.72	(a)	4.44	4.47	4.87		5.65	6.01
Portfolio turnover	18	(n)	36	43	46		38	60
Net assets at end of period (000 omitted)	$1,035		$1,007	$1,317	$1,199		$1,137	$1,201

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 7/31/16 (unaudited)		Years ended 1/31
Class R2			2016	2015	2014		2013	2012

Net asset value, beginning of period	$3.11		$3.49	$3.60	$3.61		$3.44	$3.52
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.17	$0.18	$0.19		$0.22	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	0.25		(0.37)	(0.10)	(0.00	)(w)	0.17	(0.07)
Total from investment operations	$0.33		$(0.20)	$0.08	$0.19		$0.39	$0.15
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.18)	$(0.19)	$(0.20)		$(0.22)	$(0.23)
Net asset value, end of period (x)	$3.35		$3.11	$3.49	$3.60		$3.61	$3.44
Total return (%) (r)(s)(x)	10.72	(n)	(6.11)	2.19	5.45		11.77	4.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.21	(a)	1.20	1.20	1.18		1.18	1.18
Expenses after expense reductions (f)	1.20	(a)	1.20	1.19	1.18		1.18	1.17
Net investment income	5.18	(a)	4.94	5.00	5.38		6.18	6.52
Portfolio turnover	18	(n)	36	43	46		38	60
Net assets at end of period (000 omitted)	$14,676		$2,618	$3,036	$3,469		$4,103	$5,639

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 7/31/16 (unaudited)		Years ended 1/31
Class R3			2016	2015	2014		2013	2012

Net asset value, beginning of period	$3.11		$3.49	$3.60	$3.61		$3.44	$3.52
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.18	$0.19	$0.20		$0.22	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	0.24		(0.37)	(0.10)	(0.00	)(w)	0.18	(0.07)
Total from investment operations	$0.33		$(0.19)	$0.09	$0.20		$0.40	$0.16
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.19)	$(0.20)	$(0.21)		$(0.23)	$(0.24)
Net asset value, end of period (x)	$3.35		$3.11	$3.49	$3.60		$3.61	$3.44
Total return (%) (r)(s)(x)	10.85	(n)	(5.87)	2.45	5.71		12.05	4.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	(a)	0.95	0.95	0.93		0.93	0.93
Expenses after expense reductions (f)	0.96	(a)	0.95	0.94	0.93		0.93	0.93
Net investment income	5.47	(a)	5.20	5.26	5.63		6.39	6.78
Portfolio turnover	18	(n)	36	43	46		38	60
Net assets at end of period (000 omitted)	$7,290		$6,359	$6,755	$8,046		$8,183	$7,376

See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 7/31/16 (unaudited)		Years ended 1/31
Class R4			2016	2015	2014		2013	2012

Net asset value, beginning of period	$3.11		$3.49	$3.60	$3.61		$3.44	$3.52
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.19	$0.20	$0.21		$0.23	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	0.25		(0.38)	(0.10)	(0.00	)(w)	0.18	(0.07)
Total from investment operations	$0.34		$(0.19)	$0.10	$0.21		$0.41	$0.17
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.19)	$(0.21)	$(0.22)		$(0.24)	$(0.25)
Net asset value, end of period (x)	$3.35		$3.11	$3.49	$3.60		$3.61	$3.44
Total return (%) (r)(s)(x)	10.99	(n)	(5.63)	2.71	5.98		12.33	5.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71	(a)	0.70	0.70	0.68		0.68	0.68
Expenses after expense reductions (f)	0.71	(a)	0.70	0.69	0.68		0.68	0.67
Net investment income	5.72	(a)	5.44	5.47	5.86		6.65	7.02
Portfolio turnover	18	(n)	36	43	46		38	60
Net assets at end of period (000 omitted)	$290		$300	$571	$464		$302	$331

See Notes to Financial Statements

32

Financial Highlights – continued

	Six months ended 7/31/16 (unaudited)		Years ended 1/31				Period ended
Class R5			2016	2015	2014		1/31/13 (i)

Net asset value, beginning of period	$3.11		$3.49	$3.60	$3.61		$3.41
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.19	$0.20	$0.21		$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	0.25		(0.37)	(0.10)	(0.00	)(w)	0.21
Total from investment operations	$0.34		$(0.18)	$0.10	$0.21		$0.36
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.20)	$(0.21)	$(0.22)		$(0.16)
Net asset value, end of period (x)	$3.35		$3.11	$3.49	$3.60		$3.61
Total return (%) (r)(s)(x)	11.04	(n)	(5.55)	2.79	6.06		10.74	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62	(a)	0.61	0.62	0.61		0.63	(a)
Expenses after expense reductions (f)	0.61	(a)	0.61	0.61	0.61		0.63	(a)
Net investment income	5.82	(a)	5.54	5.57	5.93		6.37	(a)
Portfolio turnover	18	(n)	36	43	46		38
Net assets at end of period (000 omitted)	$837,461		$769,246	$784,830	$699,123		$516,399

See Notes to Financial Statements

33

Financial Highlights – continued

	Six months ended 7/31/16 (unaudited)		Years ended 1/31
Class 529A			2016	2015	2014		2013	2012

Net asset value, beginning of period	$3.10		$3.49	$3.60	$3.61		$3.43	$3.52
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.18	$0.19	$0.20		$0.22	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	0.25		(0.39)	(0.10)	(0.00	)(w)	0.19	(0.08)
Total from investment operations	$0.34		$(0.21)	$0.09	$0.20		$0.41	$0.15
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.18)	$(0.20)	$(0.21)		$(0.23)	$(0.24)
Net asset value, end of period (x)	$3.35		$3.10	$3.49	$3.60		$3.61	$3.43
Total return (%) (r)(s)(t)(x)	11.19	(n)	(6.20)	2.41	5.69		12.33	4.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.05	1.05	1.03		1.03	1.03
Expenses after expense reductions (f)	0.99	(a)	0.98	0.98	0.96		0.98	1.00
Net investment income	5.44	(a)	5.16	5.21	5.60		6.31	6.71
Portfolio turnover	18	(n)	36	43	46		38	60
Net assets at end of period (000 omitted)	$3,293		$2,925	$3,270	$3,164		$2,748	$1,719

See Notes to Financial Statements

34

Financial Highlights – continued

	Six months ended 7/31/16 (unaudited)		Years ended 1/31
Class 529B			2016	2015	2014		2013	2012

Net asset value, beginning of period	$3.11		$3.49	$3.60	$3.61		$3.44	$3.52
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.15	$0.16	$0.17		$0.20	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	0.24		(0.37)	(0.10)	(0.00	)(w)	0.17	(0.07)
Total from investment operations	$0.32		$(0.22)	$0.06	$0.17		$0.37	$0.13
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.16)	$(0.17)	$(0.18)		$(0.20)	$(0.21)
Net asset value, end of period (x)	$3.35		$3.11	$3.49	$3.60		$3.61	$3.44
Total return (%) (r)(s)(t)(x)	10.42	(n)	(6.63)	1.63	4.87		11.17	3.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.81	(a)	1.80	1.80	1.78		1.78	1.78
Expenses after expense reductions (f)	1.76	(a)	1.75	1.74	1.73		1.73	1.75
Net investment income	4.67	(a)	4.40	4.45	4.83		5.60	5.95
Portfolio turnover	18	(n)	36	43	46		38	60
Net assets at end of period (000 omitted)	$341		$308	$334	$337		$375	$362

See Notes to Financial Statements

35

Financial Highlights – continued

	Six months ended 7/31/16 (unaudited)		Years ended 1/31
Class 529C			2016	2015	2014		2013	2012

Net asset value, beginning of period	$3.11		$3.49	$3.60	$3.61		$3.44	$3.52
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.15	$0.16	$0.17		$0.20	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	0.26		(0.37)	(0.10)	(0.00	)(w)	0.17	(0.07)
Total from investment operations	$0.33		$(0.22)	$0.06	$0.17		$0.37	$0.13
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.16)	$(0.17)	$(0.18)		$(0.20)	$(0.21)
Net asset value, end of period (x)	$3.36		$3.11	$3.49	$3.60		$3.61	$3.44
Total return (%) (r)(s)(t)(x)	10.74	(n)	(6.62)	1.63	4.88		11.17	3.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.81	(a)	1.80	1.79	1.78		1.77	1.77
Expenses after expense reductions (f)	1.76	(a)	1.75	1.74	1.73		1.72	1.74
Net investment income	4.66	(a)	4.38	4.43	4.81		5.56	5.94
Portfolio turnover	18	(n)	36	43	46		38	60
Net assets at end of period (000 omitted)	$1,332		$1,257	$1,593	$1,758		$1,311	$1,060

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class R5, the period is from inception, June 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

36

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS High Income Fund (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party

37

Notes to Financial Statements (unaudited) – continued

pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to

38

Notes to Financial Statements (unaudited) – continued

measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$87,191	$—	$—	$87,191
U.S. Corporate Bonds	—	1,175,081,397	—	1,175,081,397
Commercial Mortgage-Backed Securities	—	274,937	—	274,937
Asset-Backed Securities (including CDOs)	—	28	—	28
Foreign Bonds	—	190,002,182	—	190,002,182
Floating Rate Loans	—	43,289,675	—	43,289,675
Mutual Funds	69,297,445	—	—	69,297,445
Total Investments	$69,384,636	$1,408,648,219	$—	$1,478,032,855

Other Financial Instruments
Futures Contracts	$(419,008)	$—	$—	$(419,008)
Forward Foreign Currency Exchange Contracts	—	(16,242)	—	(16,242)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging

39

Notes to Financial Statements (unaudited) – continued

can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2016 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Interest Rate Futures	$(419,008)
Foreign Exchange	Forward Foreign Currency Exchange	(16,242)
Total		$(435,250)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$(391,415)	$—
Foreign Exchange	—	(54,562)
Total	$(391,415)	$(54,562)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended July 31, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$(58,225)	$—
Foreign Exchange	—	(17,689)
Total	$(58,225)	$(17,689)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The

40

Notes to Financial Statements (unaudited) – continued

ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign

41

Notes to Financial Statements (unaudited) – continued

currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an international payment system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are

42

Notes to Financial Statements (unaudited) – continued

recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2016, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

43

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

1/31/16
Ordinary income (including any short-term capital gains)	$80,164,041

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/16
Cost of investments	$1,515,701,616
Gross appreciation	31,461,506
Gross depreciation	(69,130,267)
Net unrealized appreciation (depreciation)	$(37,668,761)

As of 1/31/16
Undistributed ordinary income	6,296,552
Capital loss carryforwards	(148,140,743)
Other temporary differences	(6,778,950)
Net unrealized appreciation (depreciation)	(181,248,056)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after January 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of January 31, 2016, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
1/31/17	$(82,988,636)
1/31/18	(46,635,154)
Total	$(129,623,790)

Post-enactment losses which are characterized as follows:
Short-Term	$(6,841,825)
Long-Term	(11,675,128)
Total	$(18,516,953)

The availability of $24,285,300 of the capital loss carryforwards, which were acquired on July 24, 2009 in connection with the MFS Floating Rate High Income merger, may be limited in a given year.

44

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 7/31/16	Year ended 1/31/16
Class A	$12,567,325	$24,166,073
Class B	526,973	1,152,591
Class C	1,538,606	3,125,471
Class I	1,683,971	4,572,774
Class R1	26,601	53,732
Class R2	313,753	146,288
Class R3	194,663	372,178
Class R4	8,486	30,800
Class R5	24,701,046	46,283,882
Class 529A	89,169	173,599
Class 529B	8,247	15,392
Class 529C	32,449	71,261
Total	$41,691,289	$80,164,041

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1.4 billion of average daily net assets	0.46%
Average daily net assets in excess of $1.4 billion	0.44%

The investment adviser has agreed in writing to reduce its management fee to 0.42% of average daily net assets in excess of $3 billion. This written agreement will terminate on May 30, 2017. For the six months ended July 31, 2016, the fund’s average daily net assets did not exceed $3 billion and therefore, the management fee was not reduced in accordance with this agreement. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended July 31, 2016, this management fee reduction amounted to $48,691, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended July 31, 2016 was equivalent to an annual effective rate of 0.45% of the fund’s average daily net assets.

45

Notes to Financial Statements (unaudited) – continued

Effective May 31, 2017, the management fee will be computed daily and paid monthly at the following annual rates:

First $1.4 billion of average daily net assets	0.46%
Next $1.6 billion of average daily net assets	0.44%
Average daily net assets in excess of $3 billion	0.42%

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $62,715 and $313 for the six months ended July 31, 2016, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$541,073
Class B	0.75%	0.25%	1.00%	1.00%	103,859
Class C	0.75%	0.25%	1.00%	1.00%	303,585
Class R1	0.75%	0.25%	1.00%	1.00%	5,241
Class R2	0.25%	0.25%	0.50%	0.50%	28,345
Class R3	—	0.25%	0.25%	0.25%	8,374
Class 529A	—	0.25%	0.25%	0.23%	3,855
Class 529B	0.75%	0.25%	1.00%	1.00%	1,641
Class 529C	0.75%	0.25%	1.00%	1.00%	6,460
Total Distribution and Service Fees					$1,002,433

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended July 31, 2016, this rebate amounted to $10,765, $58, $170, and $275 for Class A, Class B, Class C, and Class 529A, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the

46

Notes to Financial Statements (unaudited) – continued

event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2016, were as follows:

Amount
Class A	$1,665
Class B	23,708
Class C	2,021
Class 529B	20
Class 529C	48

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on May 31, 2017, unless MFD elects to extend the waiver. For the six months ended July 31, 2016, this waiver amounted to $1,176 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended July 31, 2016 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended July 31, 2016, were as follows:

	Fee	Waiver
Class 529A	$1,542	$771
Class 529B	164	82
Class 529C	646	323
Total Program Manager Fees and Waivers	$2,352	$1,176

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended July 31, 2016, the fee was $115,652, which equated to 0.0166% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended July 31, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $347,262.

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including sub-accounting

47

Notes to Financial Statements (unaudited) – continued

fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended July 31, 2016, these costs for the fund amounted to $482,382 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended July 31, 2016 was equivalent to an annual effective rate of 0.0167% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $1,998 and the Retirement Deferral plan resulted in an expense of $1,754. Both amounts are included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended July 31, 2016. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $38,480 at July 31, 2016, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended July 31, 2016, the fee paid by the fund under this agreement was $1,344 and is included in “Miscellaneous” expense in the

48

Notes to Financial Statements (unaudited) – continued

Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended July 31, 2016, the fund engaged in sale transactions pursuant to this policy, which amounted to $5,409,713. The sales transactions resulted in net realized gains (losses) of $316,214.

(4) Portfolio Securities

For the six months ended July 31, 2016, purchases and sales of investments, other than short-term obligations, aggregated $305,259,202 and $244,006,087, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/16		Year ended 1/31/16
	Shares	Amount	Shares	Amount
Shares sold
Class A	20,494,619	$66,334,402	30,364,004	$103,414,541
Class B	471,773	1,523,667	816,890	2,780,574
Class C	2,483,671	8,035,555	3,133,817	10,702,426
Class I	5,828,760	18,903,047	23,023,278	78,615,770
Class R1	29,443	94,538	84,022	286,914
Class R2	4,055,986	12,983,908	171,821	575,098
Class R3	150,492	488,821	193,429	658,875
Class R4	9,256	29,929	33,277	115,223
Class R5	3,424,345	10,962,324	15,089,767	50,094,036
Class 529A	65,353	210,294	243,216	811,992
Class 529B	9,750	31,813	8,041	27,365
Class 529C	26,159	85,358	68,857	240,846
	37,049,607	$119,683,656	73,230,419	$248,323,660

49

Notes to Financial Statements (unaudited) – continued

	Six months ended 7/31/16		Year ended 1/31/16
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	3,549,982	$11,557,146	6,471,379	$21,876,784
Class B	152,166	495,888	310,853	1,053,240
Class C	418,183	1,364,155	808,335	2,742,183
Class I	467,695	1,521,665	1,262,575	4,290,921
Class R1	8,164	26,585	15,816	53,608
Class R2	94,118	308,672	41,688	141,111
Class R3	59,873	194,663	110,264	372,176
Class R4	2,615	8,486	9,040	30,799
Class R5	7,513,813	24,419,331	13,656,269	46,086,682
Class 529A	27,348	88,908	50,964	172,202
Class 529B	2,530	8,230	4,556	15,387
Class 529C	9,916	32,317	20,795	70,496
	12,306,403	$40,026,046	22,762,534	$76,905,589

Shares reacquired
Class A	(11,146,320)	$(36,039,429)	(38,427,371)	$(130,209,088)
Class B	(780,822)	(2,518,392)	(2,302,852)	(7,804,017)
Class C	(2,066,553)	(6,674,702)	(5,273,538)	(17,771,984)
Class I	(2,953,982)	(9,504,201)	(35,746,162)	(120,581,473)
Class R1	(52,950)	(173,475)	(153,128)	(529,105)
Class R2	(611,527)	(1,999,322)	(241,018)	(827,014)
Class R3	(82,988)	(264,552)	(193,225)	(644,305)
Class R4	(21,904)	(70,530)	(109,423)	(364,116)
Class R5	(8,780,394)	(28,744,367)	(6,132,328)	(20,200,136)
Class 529A	(51,943)	(165,275)	(289,986)	(973,735)
Class 529B	(9,854)	(32,610)	(9,229)	(31,138)
Class 529C	(43,500)	(142,136)	(141,619)	(478,311)
	(26,602,737)	$(86,328,991)	(89,019,879)	$(300,414,422)

Net change
Class A	12,898,281	$41,852,119	(1,591,988)	$(4,917,763)
Class B	(156,883)	(498,837)	(1,175,109)	(3,970,203)
Class C	835,301	2,725,008	(1,331,386)	(4,327,375)
Class I	3,342,473	10,920,511	(11,460,309)	(37,674,782)
Class R1	(15,343)	(52,352)	(53,290)	(188,583)
Class R2	3,538,577	11,293,258	(27,509)	(110,805)
Class R3	127,377	418,932	110,468	386,746
Class R4	(10,033)	(32,115)	(67,106)	(218,094)
Class R5	2,157,764	6,637,288	22,613,708	75,980,582
Class 529A	40,758	133,927	4,194	10,459
Class 529B	2,426	7,433	3,368	11,614
Class 529C	(7,425)	(24,461)	(51,967)	(166,969)
	22,753,273	$73,380,711	6,973,074	$24,814,827

50

Notes to Financial Statements (unaudited) – continued

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Conservative Allocation Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025, and MFS Lifetime Income Fund were the owners of record of approximately 21%, 18%, 10%, 2%, 1%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2015 Fund, the MFS Lifetime 2035 Fund, and the MFS Lifetime 2040 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended July 31, 2016, the fund’s commitment fee and interest expense were $3,933 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	43,971,779	171,323,984	(145,998,318)	69,297,445

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$108,505	$69,297,445

(8) Legal Proceedings

In May 2015, the Motors Liquidation Company Avoidance Action Trust (hereafter, “AAT”) served upon the fund a complaint in an adversary proceeding in the U.S. Bankruptcy Court for the Southern District of New York, captioned Motors Liquidation Company Avoidance Action Trust v. JPMorgan Chase Bank, N.A., et al. (No. 09-00504 (REG)). The complaint, which was originally filed in 2009 but not served on the fund

51

Notes to Financial Statements (unaudited) – continued

until 2015, names as defendants over 500 entities (including the fund) that held an interest in a $1.5 billion General Motors (GM) term loan in 2009, when GM filed for bankruptcy. The AAT alleges that the fund and the other term loan lenders were improperly treated as secured lenders with respect to the term loan shortly before and immediately after GM’s bankruptcy, receiving full principal and interest payments under the loan. The AAT alleges that the fund and other term loan lenders should have been treated as unsecured (or partially unsecured) creditors because the main lien securing the collateral was allegedly not perfected at the time of GM’s bankruptcy due to an erroneous filing in October 2008 that terminated the financing statement perfecting the lien. The AAT seeks to claw back payments made to the fund and the other term loan lenders after, and during the 90 days before, GM’s June 2009 bankruptcy petition. During that time period, the fund received term loan payments of approximately $6,084,000. The fund cannot predict the outcome of this proceeding. Among other things, it is unclear whether the AAT’s claims will succeed; what the fund would be entitled to as an unsecured (or partially unsecured) creditor, given the existence of other collateral not impacted by the erroneous October 2008 filing; whether third parties responsible for the erroneous October 2008 filing would bear some or all of any liability; and the degree to which the fund may be entitled to indemnification from a third party for any amount required to be disgorged. The fund has and will continue to incur legal expenses associated with the defense of this action and in related claims against third parties.

(9) Subsequent Event

Effective August 26, 2016, Class R5 will be renamed Class R6.

52

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2016 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2015 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and

53

Board Review of Investment Advisory Agreement – continued

other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2015, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and 2nd quintile for the five-year period ended December 31, 2015 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.

54

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1.4 billion. The Trustees also noted that MFS has agreed in writing to further reduce its advisory fee rate on the Fund’s average daily net assets over $3 billion, which may not be changed without the Trustees’ approval (the “management fee waiver rate”). They also noted that MFS has agreed to amend its contractual advisory fee rate schedule to reflect the existing management fee waiver rate effective as of May 31, 2017. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life

55

Board Review of Investment Advisory Agreement – continued

Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2016.

56

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

57

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

58

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

July 31, 2016

MFS® HIGH YIELD POOLED PORTFOLIO

HYP-SEM

MFS® HIGH YIELD POOLED PORTFOLIO

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Despite the unexpected late June vote by the United Kingdom to leave the European Union, most markets proved resilient, with U.S. shares quickly reversing post-Brexit declines and rallying to record highs during July. Global interest rates remain very low, with most central banks maintaining extremely accommodative monetary policies to reinvigorate slow-growing economies against a backdrop of low inflation. Low interest rates continue to benefit risky assets such as equities as investors are forced to accept greater risks in search of acceptable returns in a low-return environment. U.S. investment-grade and high-yield bonds have benefited from low and even negative yields overseas.

China remains a source of concern for investors, as overcapacity in its manufacturing sector is inhibiting the government’s attempt to change its domestic economy from one driven by exports to a consumer-driven model. Despite the slow-growth environment, emerging market equities have held up well, withstanding geopolitical shocks such as an attempted coup in Turkey and impeachment proceedings against Brazil’s president. The U.S. Federal Reserve’s go-slow approach to rate hikes has also helped.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

September 16, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Medical & Health Technology & Services	6.6%
Midstream	5.8%
Cable TV	5.7%
Energy – Independent	4.8%
Telecommunications-Wireless	4.5%

Composition including fixed income credit quality (a)(i)
BBB	2.6%
BB	41.8%
B	39.7%
CCC	13.8%
CC	0.2%
D	0.1%
Not Rated	(0.7)%
Non-Fixed Income (o)	0.0%
Cash & Cash Equivalents	1.6%
Other	0.9%

Portfolio facts (i)
Average Duration (d)	3.9
Average Effective Maturity (m)	7.0 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes any equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

2

Portfolio Composition – continued

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 7/31/16.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

February 1, 2016 through July 31, 2016

As a shareholder of the fund, you incur ongoing costs, including fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2016 through July 31, 2016.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 2/01/16	Ending Account Value 7/31/16	Expenses Paid During Period (p) 2/01/16-7/31/16
Actual	0.02%	$1,000.00	$1,117.69	$0.11
Hypothetical (h)	0.02%	$1,000.00	$1,024.76	$0.10

(h)	5% fund return per year before expenses.
(p)	“Expenses Paid During Period” are equal to the fund’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

4

PORTFOLIO OF INVESTMENTS

7/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 93.7%
Issuer	Shares/Par	Value ($)
Aerospace - 0.7%
CPI International, Inc., 8.75%, 2/15/2018	$5,895,000	$5,924,475
TransDigm, Inc., 6%, 7/15/2022	875,000	903,018
TransDigm, Inc., 6.5%, 7/15/2024	3,345,000	3,474,385

		$10,301,878
Automotive - 1.9%
Accuride Corp., 9.5%, 8/01/2018	$6,190,000	$5,895,975
Gates Global LLC, 6%, 7/15/2022 (n)	3,625,000	3,298,750
Lear Corp., 4.75%, 1/15/2023	3,790,000	3,922,650
Schaeffler Finance B.V., 6.875%, 8/15/2018 (n)(p)	1,165,479	1,190,245
Schaeffler Finance B.V., 4.75%, 5/15/2021 (n)	2,175,000	2,248,406
Schaeffler Holding Finance B.V., 6.25%, 11/15/2019 (n)(p)	2,525,000	2,626,000
ZF North America Capital, Inc., 4.5%, 4/29/2022 (n)	3,825,000	3,968,438
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	4,195,000	4,383,775

		$27,534,239
Broadcasting - 2.3%
AMC Networks, Inc., 5%, 4/01/2024	$3,855,000	$3,922,462
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/2022	745,000	741,275
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 3/15/2020	1,625,000	1,608,750
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/2022	3,885,000	4,020,975
iHeartMedia, Inc., 9%, 3/01/2021	4,358,000	3,268,500
Liberty Media Corp., 8.5%, 7/15/2029	2,790,000	3,069,000
Liberty Media Corp., 8.25%, 2/01/2030	1,215,000	1,336,500
Match Group, Inc., 6.375%, 6/01/2024 (n)	3,495,000	3,735,281
Netflix, Inc., 5.375%, 2/01/2021	3,335,000	3,561,780
Netflix, Inc., 5.875%, 2/15/2025	2,350,000	2,514,500
Nexstar Broadcasting, Inc., 6.875%, 11/15/2020	5,005,000	5,242,738

		$33,021,761
Building - 3.7%
Allegion PLC, 5.875%, 9/15/2023	$2,530,000	$2,694,450
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/2021	5,120,000	5,363,200
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023	4,410,000	4,740,750
CEMEX S.A.B. de C.V., 5.7%, 1/11/2025	3,685,000	3,693,107
Eagle Materials, Inc., 4.5%, 8/01/2026	855,000	868,894
Gibraltar Industries, Inc., 6.25%, 2/01/2021	4,675,000	4,815,250
HD Supply, Inc., 7.5%, 7/15/2020	5,785,000	6,045,325
HD Supply, Inc., 5.75%, 4/15/2024 (n)	3,205,000	3,412,844
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	5,265,000	5,225,513

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Building - continued
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	$3,840,000	$4,027,200
Standard Industries, Inc., 6%, 10/15/2025 (n)	4,745,000	5,136,462
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	5,925,000	5,969,438

		$51,992,433
Business Services - 1.4%
Equinix, Inc., 4.875%, 4/01/2020	$3,450,000	$3,579,375
Equinix, Inc., 5.375%, 1/01/2022	1,825,000	1,920,812
Equinix, Inc., 5.375%, 4/01/2023	2,605,000	2,723,085
Iron Mountain, Inc., REIT, 6%, 10/01/2020 (n)	2,080,000	2,194,400
Iron Mountain, Inc., REIT, 6%, 8/15/2023	4,760,000	5,057,500
NeuStar, Inc., 4.5%, 1/15/2023	4,870,000	4,303,863

		$19,779,035
Cable TV - 5.6%
Altice Financing S.A., 6.625%, 2/15/2023 (n)	$7,255,000	$7,268,639
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)	5,185,000	5,359,994
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	6,565,000	6,926,075
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)	1,325,000	1,378,000
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	3,245,000	3,423,475
Cequel Communications Holdings, 6.375%, 9/15/2020 (n)	3,535,000	3,645,469
DISH DBS Corp., 5%, 3/15/2023	2,750,000	2,591,875
DISH DBS Corp., 5.875%, 11/15/2024	5,645,000	5,447,425
Intelsat Jackson Holdings S.A., 7.25%, 4/01/2019	2,850,000	2,130,375
Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	545,000	376,050
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023	2,945,000	1,928,975
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)	1,255,000	1,198,525
Intelsat Luxembourg S.A., 8.125%, 6/01/2023	3,935,000	914,887
LGE Holdco VI B.V., 7.125%, 5/15/2024 (n)	1,895,000	2,388,733
Lynx II Corp., 6.375%, 4/15/2023 (n)	2,530,000	2,599,575
Neptune Finco Corp., 10.875%, 10/15/2025 (n)	3,165,000	3,703,050
Sirius XM Radio, Inc., 5.875%, 10/01/2020 (n)	395,000	409,319
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)	2,495,000	2,495,000
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)	5,830,000	6,201,663
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	2,570,000	2,639,878
Unitymedia Hessen, 5.5%, 1/15/2023 (n)	4,480,000	4,681,600
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)	2,960,000	3,122,800
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)	1,230,000	1,225,388
Virgin Media Secured Finance PLC, 5.375%, 4/15/2021 (n)	1,251,000	1,301,040
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)	3,860,000	3,850,350

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Cable TV - continued
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)	$2,750,000	$2,729,375

		$79,937,535
Chemicals - 2.4%
Axalta Coating Systems Ltd., 7.375%, 5/01/2021 (n)	$4,210,000	$4,452,075
Chemours Co., 6.625%, 5/15/2023	4,490,000	3,872,625
GCP Applied Technologies Co., 9.5%, 2/01/2023 (n)	3,345,000	3,779,850
Hexion U.S. Finance Corp., 6.625%, 4/15/2020	2,280,000	1,926,600
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/2018	2,915,000	2,601,637
Momentive Performance Materials, Inc., 3.88%, 10/24/2021	4,180,000	3,271,310
Tronox Finance LLC, 6.375%, 8/15/2020	6,240,000	5,054,400
Tronox Finance LLC, 7.5%, 3/15/2022 (n)	4,060,000	3,222,625
W.R. Grace & Co., 5.125%, 10/01/2021 (n)	5,590,000	5,911,425

		$34,092,547
Computer Software - 0.8%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)	$1,850,000	$1,933,244
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.1%, 7/15/2036 (n)	4,245,000	4,836,961
VeriSign, Inc., 4.625%, 5/01/2023	4,940,000	5,082,025

		$11,852,230
Computer Software - Systems - 1.1%
CDW LLC/CDW Finance Corp., 6%, 8/15/2022	$1,710,000	$1,825,425
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024	2,640,000	2,753,177
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	6,230,000	6,525,925
Western Digital Corp., 10.5%, 4/01/2024 (n)	4,445,000	5,006,181

		$16,110,708
Conglomerates - 2.6%
Amsted Industries Co., 5%, 3/15/2022 (n)	$6,730,000	$6,797,300
Apex Tool Group, 7%, 2/01/2021 (n)	5,960,000	5,349,100
EnerSys, 5%, 4/30/2023 (n)	8,365,000	8,323,175
Enpro Industries, Inc., 5.875%, 9/15/2022	5,560,000	5,685,100
Entegris, Inc., 6%, 4/01/2022 (n)	4,685,000	4,825,550
Renaissance Acquisition, 6.875%, 8/15/2021 (n)	5,775,000	5,356,313

		$36,336,538
Construction - 0.0%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)	$2,120,000	$349,800
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)	1,723,000	297,217

		$647,017

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Consumer Products - 1.5%
NBTY, Inc., 7.625%, 5/15/2021 (n)	$5,540,000	$5,650,800
Prestige Brands, Inc., 5.375%, 12/15/2021 (n)	3,800,000	3,880,750
Spectrum Brands, Inc., 6.375%, 11/15/2020	2,630,000	2,745,063
Spectrum Brands, Inc., 6.125%, 12/15/2024	1,065,000	1,150,200
Spectrum Brands, Inc., 5.75%, 7/15/2025	3,670,000	3,972,775
Sun Products Corp., 7.75%, 3/15/2021 (n)	3,190,000	3,317,600

		$20,717,188
Consumer Services - 2.8%
ADT Corp., 6.25%, 10/15/2021	$8,105,000	$8,844,581
ADT Corp., 4.125%, 6/15/2023	1,360,000	1,303,900
CEB, Inc., 5.625%, 6/15/2023 (n)	1,861,000	1,884,262
Garda World Security Corp., 7.25%, 11/15/2021 (n)	2,385,000	2,051,100
Garda World Security Corp., 7.25%, 11/15/2021 (n)	4,540,000	3,904,400
Interval Acquisition Corp., 5.625%, 4/15/2023	8,300,000	8,549,000
Mobile Mini, Inc., 5.875%, 7/01/2024 (n)	4,975,000	5,161,563
Monitronics International, Inc., 9.125%, 4/01/2020	4,800,000	4,233,000
Service Corp. International, 5.375%, 5/15/2024	3,235,000	3,453,363

		$39,385,169
Containers - 4.0%
Ball Corp., 5%, 3/15/2022	$3,365,000	$3,600,550
Berry Plastics Group, Inc., 5.5%, 5/15/2022	6,035,000	6,306,575
Berry Plastics Group, Inc., 6%, 10/15/2022	3,685,000	3,910,706
Crown American LLC, 4.5%, 1/15/2023	5,248,000	5,425,120
Multi-Color Corp., 6.125%, 12/01/2022 (n)	4,950,000	5,098,500
Plastipak Holdings, Inc., 6.5%, 10/01/2021 (n)	5,282,000	5,414,050
Reynolds Group, 9.875%, 8/15/2019	124,000	127,410
Reynolds Group, 5.75%, 10/15/2020	2,550,000	2,632,875
Reynolds Group, 8.25%, 2/15/2021	7,085,000	7,368,400
Reynolds Group, 5.125%, 7/15/2023 (z)	2,475,000	2,552,344
Reynolds Group, 7%, 7/15/2024 (z)	315,000	332,916
Sealed Air Corp., 4.875%, 12/01/2022 (n)	4,940,000	5,193,175
Sealed Air Corp., 5.125%, 12/01/2024 (n)	2,215,000	2,328,519
Signode Industrial Group, 6.375%, 5/01/2022 (n)	5,880,000	5,839,546

		$56,130,686
Electronics - 1.6%
Advanced Micro Devices, Inc., 6.75%, 3/01/2019	$2,185,000	$2,176,129
Advanced Micro Devices, Inc., 7%, 7/01/2024	2,250,000	2,064,375
Micron Technology, Inc., 5.875%, 2/15/2022	3,780,000	3,647,700
Micron Technology, Inc., 5.5%, 2/01/2025	2,065,000	1,853,337
NXP B.V., 5.75%, 2/15/2021 (n)	1,645,000	1,710,800
NXP B.V./NXP Funding LLC, 5.75%, 3/15/2023 (n)	5,390,000	5,659,500

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Electronics - continued
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	$3,185,000	$3,376,100
Sensata Technologies B.V., 5%, 10/01/2025 (n)	2,270,000	2,326,750

		$22,814,691
Energy - Independent - 4.7%
Bonanza Creek Energy, Inc., 6.75%, 4/15/2021	$5,245,000	$2,307,800
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	1,620,000	1,534,950
Chaparral Energy, Inc., 7.625%, 11/15/2022 (a)(d)	4,915,000	2,678,675
Concho Resources, Inc., 5.5%, 4/01/2023	4,330,000	4,275,875
Consol Energy, Inc., 5.875%, 4/15/2022	1,890,000	1,724,625
Consol Energy, Inc., 8%, 4/01/2023	4,635,000	4,449,600
Continental Resources, Inc., 4.5%, 4/15/2023	5,965,000	5,398,325
EP Energy LLC, 9.375%, 5/01/2020	1,845,000	1,051,650
EP Energy LLC, 7.75%, 9/01/2022	3,110,000	1,586,100
Oasis Petroleum, Inc., 6.875%, 3/15/2022	5,005,000	4,366,863
QEP Resources, Inc., 5.25%, 5/01/2023	7,690,000	7,247,825
Range Resources Corp., 4.875%, 5/15/2025	4,990,000	4,740,500
Rice Energy, Inc., 7.25%, 5/01/2023	3,250,000	3,258,125
RSP Permian, Inc., 6.625%, 10/01/2022	3,960,000	4,059,000
Sanchez Energy Corp., 6.125%, 1/15/2023	6,525,000	4,388,063
SM Energy Co., 6.5%, 11/15/2021	4,550,000	3,981,250
SM Energy Co., 6.125%, 11/15/2022	2,645,000	2,241,638
Whiting Petroleum Corp., 6.25%, 4/01/2023	3,285,000	2,714,231
WPX Energy, Inc., 6%, 1/15/2022	5,065,000	4,583,825

		$66,588,920
Energy - Integrated - 0.4%
Cenovus Energy, Inc., 6.75%, 11/15/2039	$3,341,000	$3,585,260
Cenovus Energy, Inc., 4.45%, 9/15/2042	3,215,000	2,626,430

		$6,211,690
Entertainment - 1.3%
Cedar Fair LP, 5.25%, 3/15/2021	$5,025,000	$5,226,000
Cedar Fair LP, 5.375%, 6/01/2024	1,785,000	1,856,400
Cinemark USA, Inc., 5.125%, 12/15/2022	2,445,000	2,524,462
Cinemark USA, Inc., 4.875%, 6/01/2023	3,010,000	3,070,200
Six Flags Entertainment Corp., 5.25%, 1/15/2021 (n)	4,915,000	5,062,450

		$17,739,512
Financial Institutions - 5.0%
Aircastle Ltd., 4.625%, 12/15/2018	$3,340,000	$3,507,000
Aircastle Ltd., 5.125%, 3/15/2021	2,295,000	2,449,912
Aircastle Ltd., 5.5%, 2/15/2022	4,680,000	5,007,600
CIT Group, Inc., 5.25%, 3/15/2018	4,360,000	4,534,400

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Financial Institutions - continued
CIT Group, Inc., 6.625%, 4/01/2018 (n)	$4,776,000	$5,074,500
CIT Group, Inc., 5.5%, 2/15/2019 (n)	5,607,000	5,943,420
CIT Group, Inc., 5%, 8/15/2022	1,885,000	1,983,962
Credit Acceptance Corp., 6.125%, 2/15/2021	666,000	657,675
Credit Acceptance Corp., 7.375%, 3/15/2023	2,930,000	2,930,000
Icahn Enterprises LP, 6%, 8/01/2020	3,910,000	3,900,225
Icahn Enterprises LP, 5.875%, 2/01/2022	5,900,000	5,634,500
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/2018	3,080,000	2,956,800
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/2020	6,025,000	5,667,236
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021	1,605,000	1,380,300
Navient Corp., 8%, 3/25/2020	5,835,000	6,228,863
Navient Corp., 5.875%, 3/25/2021	1,975,000	1,955,250
Navient Corp., 7.25%, 1/25/2022	5,685,000	5,777,381
Navient Corp., 6.125%, 3/25/2024	2,850,000	2,693,250
PHH Corp., 6.375%, 8/15/2021	3,250,000	2,998,125

		$71,280,399
Food & Beverages - 1.7%
Darling Ingredients, Inc., 5.375%, 1/15/2022	$4,230,000	$4,378,050
FAGE International S.A./ FAGE USA Dairy Industry, Inc., 5.625%, 8/15/2026 (z)	585,000	597,431
JBS Investments GmbH, 7.25%, 4/03/2024	1,330,000	1,370,565
JBS USA LLC/JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	3,880,000	3,860,600
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024 (n)	4,380,000	4,653,750
Sun Merger Sub, Inc., 5.875%, 8/01/2021 (n)	5,380,000	5,608,650
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (z)	3,895,000	4,070,275

		$24,539,321
Forest & Paper Products - 0.2%
Appvion, Inc., 9%, 6/01/2020 (n)	$4,245,000	$2,547,000
Tembec Industries, Inc., 9%, 12/15/2019 (n)	1,248,000	976,560

		$3,523,560
Gaming & Lodging - 3.4%
CCM Merger, Inc., 9.125%, 5/01/2019 (n)	$4,878,000	$5,115,802
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	5,715,000	6,129,337
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	750,000	799,687
Greektown Holdings LLC, 8.875%, 3/15/2019 (n)	5,100,000	5,342,250
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/2021	5,675,000	5,880,946
Isle of Capri Casinos, Inc., 8.875%, 6/15/2020	1,110,000	1,162,725
Isle of Capri Casinos, Inc., 5.875%, 3/15/2021	5,520,000	5,754,600
MGM Resorts International, 6.625%, 12/15/2021	4,865,000	5,384,971

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Gaming & Lodging - continued
MGM Resorts International, 6%, 3/15/2023	$5,340,000	$5,777,239
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	5,675,000	5,802,688
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	1,395,000	1,408,950

		$48,559,195
Industrial - 1.1%
Anixter, Inc., 5.125%, 10/01/2021	$1,238,000	$1,306,090
Dematic S.A., 7.75%, 12/15/2020 (n)	7,725,000	8,091,937
Howard Hughes Corp., 6.875%, 10/01/2021 (n)	5,480,000	5,685,500

		$15,083,527
Insurance - Health - 0.4%
Centene Corp., 5.625%, 2/15/2021	$2,790,000	$2,946,937
Centene Corp., 6.125%, 2/15/2024	2,105,000	2,261,570

		$5,208,507
Machinery & Tools - 1.4%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$4,700,000	$4,893,875
CNH Industrial Capital LLC, 4.375%, 11/06/2020	7,190,000	7,396,928
H&E Equipment Services Co., 7%, 9/01/2022	5,800,000	6,046,500
Light Tower Rentals, Inc., 8.125%, 8/01/2019 (n)	3,300,000	2,004,750

		$20,342,053
Major Banks - 2.0%
Bank of America Corp., FRN, 6.1%, 12/29/2049	$12,345,000	$12,907,068
Bank of America Corp., FRN, 6.3%, 12/29/2049	1,905,000	2,075,854
JPMorgan Chase & Co., 6% to 8/01/2023, FRN to 12/29/2049	6,460,000	6,757,160
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/29/2049	6,305,000	6,122,155

		$27,862,237
Medical & Health Technology & Services - 6.2%
AmSurg Corp., 5.625%, 7/15/2022	$3,810,000	$4,000,500
CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	10,240,000	8,806,400
Davita Healthcare Partners, Inc., 5%, 5/01/2025	5,210,000	5,268,612
Davita, Inc., 5.125%, 7/15/2024	2,335,000	2,410,397
HCA, Inc., 4.25%, 10/15/2019	4,370,000	4,544,800
HCA, Inc., 7.5%, 2/15/2022	7,040,000	7,990,400
HCA, Inc., 5.875%, 3/15/2022	7,090,000	7,799,000
HCA, Inc., 5%, 3/15/2024	2,340,000	2,457,000
HCA, Inc., 5.375%, 2/01/2025	3,500,000	3,642,205
HCA, Inc., 5.875%, 2/15/2026	2,780,000	2,974,600
HealthSouth Corp., 5.125%, 3/15/2023	5,430,000	5,457,150
HealthSouth Corp., 5.75%, 11/01/2024	3,470,000	3,600,125

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical & Health Technology & Services - continued
MEDNAX, Inc., 5.25%, 12/01/2023 (z)	$2,990,000	$3,117,075
Quorum Health Corp., 11.625%, 4/15/2023 (n)	4,500,000	4,567,500
Tenet Healthcare Corp., 8%, 8/01/2020	7,615,000	7,762,541
Tenet Healthcare Corp., 4.5%, 4/01/2021	2,610,000	2,623,050
Tenet Healthcare Corp., 8.125%, 4/01/2022	3,015,000	3,112,988
Tenet Healthcare Corp., 6.75%, 6/15/2023	3,275,000	3,152,188
Universal Health Services, Inc., 7.625%, 8/15/2020	4,380,000	4,073,400

		$87,359,931
Medical Equipment - 1.2%
DJO Finco, Inc., 8.125%, 6/15/2021 (n)	$3,695,000	$3,362,450
Hologic, Inc., 5.25%, 7/15/2022 (n)	5,190,000	5,501,400
Teleflex, Inc., 5.25%, 6/15/2024	4,750,000	4,940,000
Teleflex, Inc., 4.875%, 6/01/2026	2,525,000	2,581,813

		$16,385,663
Metals & Mining - 4.1%
Allegheny Technologies, Inc., 5.95%, 1/15/2021	$3,355,000	$2,952,400
Century Aluminum Co., 7.5%, 6/01/2021 (n)	4,715,000	4,361,375
Commercial Metals Co., 4.875%, 5/15/2023	4,263,000	4,177,740
First Quantum Minerals Ltd., 7.25%, 10/15/2019 (n)	6,352,000	5,970,880
First Quantum Minerals Ltd., 7.25%, 5/15/2022 (n)	2,005,000	1,769,412
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/2023	5,245,000	4,510,962
Freeport-McMoRan Oil & Gas LLC, 6.5%, 11/15/2020	845,000	836,550
Freeport-McMoRan, Inc., 5.45%, 3/15/2043	2,405,000	1,845,837
GrafTech International Co., 6.375%, 11/15/2020	4,795,000	3,620,225
Hudbay Minerals, Inc., 9.5%, 10/01/2020	4,270,000	4,088,525
Kaiser Aluminum Corp., 5.875%, 5/15/2024 (n)	2,870,000	3,013,500
Kinross Gold Corp., 5.125%, 9/01/2021	1,605,000	1,645,125
Kinross Gold Corp., 5.95%, 3/15/2024	2,580,000	2,634,180
Lundin Mining Corp., 7.5%, 11/01/2020 (n)	2,165,000	2,284,508
Lundin Mining Corp., 7.875%, 11/01/2022 (n)	1,735,000	1,858,358
Steel Dynamics, Inc., 5.125%, 10/01/2021	1,725,000	1,794,000
Steel Dynamics, Inc., 5.25%, 4/15/2023	720,000	754,200
Steel Dynamics, Inc., 5.5%, 10/01/2024	2,725,000	2,888,500
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/2020	5,255,000	4,466,750
Suncoke Energy, Inc., 7.625%, 8/01/2019	472,000	443,680
TMS International Corp., 7.625%, 10/15/2021 (n)	3,595,000	2,588,400

		$58,505,107
Midstream - 5.7%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$3,845,000	$3,614,300

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Midstream - continued
Crestwood Midstream Partners LP, 6%, 12/15/2020	$2,690,000	$2,568,950
Crestwood Midstream Partners LP, 6.125%, 3/01/2022	2,930,000	2,748,692
Crestwood Midstream Partners LP, 6.25%, 4/01/2023	1,830,000	1,701,900
Energy Transfer Equity LP, 7.5%, 10/15/2020	7,680,000	8,275,200
EnLink Midstream Partners LP, 4.4%, 4/01/2024	4,260,000	4,149,283
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/2021	2,080,000	1,892,800
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/2022	5,845,000	5,289,725
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	9,837,000	11,496,984
MPLX LP, 5.5%, 2/15/2023 (n)	3,370,000	3,472,445
MPLX LP, 4.5%, 7/15/2023 (n)	4,924,000	4,825,131
Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	5,880,000	6,071,100
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	7,540,000	7,690,800
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	1,705,000	1,747,625
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	3,104,000	3,168,998
Targa Resources Partners LP/Targa Resources Finance Corp., 5%, 1/15/2018	1,680,000	1,692,600
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/2019	2,555,000	2,545,419
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	1,305,000	1,275,638
Williams Cos., Inc., 4.55%, 6/24/2024	6,510,000	6,200,775

		$80,428,365
Network & Telecom - 2.0%
Centurylink, Inc., 6.45%, 6/15/2021	$4,305,000	$4,595,587
Centurylink, Inc., 7.65%, 3/15/2042	3,875,000	3,468,125
Frontier Communications Corp., 6.25%, 9/15/2021	1,590,000	1,546,275
Frontier Communications Corp., 7.125%, 1/15/2023	3,400,000	3,153,500
Frontier Communications Corp., 11%, 9/15/2025	6,530,000	6,970,775
Frontier Communications Corp., 9%, 8/15/2031	2,815,000	2,639,062
Telecom Italia Capital, 6%, 9/30/2034	1,680,000	1,646,400
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)	3,865,000	3,913,313

		$27,933,037
Oil Services - 0.7%
Bristow Group, Inc., 6.25%, 10/15/2022	$4,868,000	$3,456,280
Unit Corp., 6.625%, 5/15/2021	2,840,000	2,201,000
Weatherford International Ltd., 8.25%, 6/15/2023	4,055,000	3,781,288

		$9,438,568
Oils - 0.6%
CITGO Holding, Inc., 10.75%, 2/15/2020 (n)	$2,765,000	$2,730,437
CITGO Petroleum Corp., 6.25%, 8/15/2022 (n)	5,445,000	5,254,425

		$7,984,862

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - 0.7%
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	$3,873,000	$4,858,988
UBS AG, 6.875%, 12/29/2049	4,510,000	4,425,437

		$9,284,425
Pharmaceuticals - 1.8%
Endo Finance LLC/Endo Finco, Inc., 6%, 7/15/2023 (n)	$1,985,000	$1,730,682
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/2022 (n)	5,835,000	5,396,150
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)	3,400,000	3,323,500
Mallinckrodt International Finance S.A., 5.5%, 4/15/2025 (n)	1,370,000	1,263,825
Valeant Pharmaceuticals International, Inc., 7%, 10/01/2020 (n)	7,040,000	6,529,600
Valeant Pharmaceuticals International, Inc., 7.5%, 7/15/2021 (n)	3,230,000	3,003,900
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/2022 (n)	3,390,000	3,025,575
VRX Escrow Corp., 5.875%, 5/15/2023 (n)	2,295,000	1,910,588

		$26,183,820
Precious Metals & Minerals - 0.7%
Eldorado Gold Corp., 6.125%, 12/15/2020 (n)	$5,365,000	$5,378,412
Teck Resources Ltd., 4.5%, 1/15/2021	1,545,000	1,398,225
Teck Resources Ltd., 8%, 6/01/2021 (n)	2,340,000	2,497,950

		$9,274,587
Printing & Publishing - 1.3%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$8,015,000	$8,265,469
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/2024	2,590,000	2,732,450
TEGNA, Inc., 5.125%, 7/15/2020	1,415,000	1,468,275
TEGNA, Inc., 4.875%, 9/15/2021 (n)	1,900,000	1,971,250
TEGNA, Inc., 6.375%, 10/15/2023	3,900,000	4,192,500

		$18,629,944
Real Estate - Healthcare - 0.9%
MPT Operating Partnership LP, REIT, 6.875%, 5/01/2021	$3,275,000	$3,390,607
MPT Operating Partnership LP, REIT, 6.375%, 2/15/2022	4,905,000	5,150,250
MPT Operating Partnership LP, REIT, 5.25%, 8/01/2026	3,645,000	3,831,806

		$12,372,663
Real Estate - Other - 0.9%
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/2021	$7,260,000	$7,609,387
Felcor Lodging LP, REIT, 5.625%, 3/01/2023	5,115,000	5,242,875

		$12,852,262
Restaurants - 0.3%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	$4,340,000	$4,592,241

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Retailers - 1.9%
Dollar Tree, Inc., 5.75%, 3/01/2023	$6,865,000	$7,414,200
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/2021 (n)	4,418,000	4,197,100
Neiman Marcus Group Ltd., 8%, 10/15/2021 (n)	5,585,000	4,733,846
Rite Aid Corp., 9.25%, 3/15/2020	1,000,000	1,055,000
Rite Aid Corp., 6.75%, 6/15/2021	1,380,000	1,450,725
Rite Aid Corp., 6.125%, 4/01/2023 (n)	4,245,000	4,505,006
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	2,910,000	3,128,250

		$26,484,127
Specialty Chemicals - 0.8%
Chemtura Corp., 5.75%, 7/15/2021	$6,165,000	$6,334,537
Univar USA, Inc., 6.75%, 7/15/2023 (n)	5,085,000	5,237,957

		$11,572,494
Specialty Stores - 1.1%
Argos Merger Sub, Inc., 7.125%, 3/15/2023 (n)	$5,385,000	$5,627,325
Group 1 Automotive, Inc., 5%, 6/01/2022	6,105,000	6,043,950
Michaels Stores, Inc., 5.875%, 12/15/2020 (n)	4,255,000	4,419,881

		$16,091,156
Supermarkets - 0.3%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024 (n)	$3,820,000	$4,058,750

Telecommunications - Wireless - 4.4%
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)	$3,570,000	$3,621,408
Altice Luxembourg S.A., 7.625%, 2/15/2025 (z)	1,475,000	1,451,031
Digicel Group Ltd., 8.25%, 9/30/2020 (n)	2,600,000	2,372,500
Digicel Group Ltd., 7.125%, 4/01/2022 (n)	2,231,000	1,839,906
Digicel Group Ltd., 6.75%, 3/01/2023 (n)	6,053,000	5,611,131
Sprint Capital Corp., 6.875%, 11/15/2028	3,690,000	3,164,175
Sprint Corp., 7.875%, 9/15/2023	6,620,000	6,044,921
Sprint Corp., 7.125%, 6/15/2024	8,300,000	7,335,540
Sprint Nextel Corp., 9%, 11/15/2018 (n)	1,980,000	2,145,825
Sprint Nextel Corp., 6%, 11/15/2022	2,625,000	2,251,935
T-Mobile USA, Inc., 6.125%, 1/15/2022	475,000	500,234
T-Mobile USA, Inc., 6.5%, 1/15/2024	3,035,000	3,247,450
T-Mobile USA, Inc., 6.464%, 4/28/2019	1,465,000	1,492,469
T-Mobile USA, Inc., 6.25%, 4/01/2021	7,535,000	7,883,494
T-Mobile USA, Inc., 6.633%, 4/28/2021	1,890,000	1,986,863
T-Mobile USA, Inc., 6.5%, 1/15/2026	3,600,000	3,898,800
Wind Acquisition Finance S.A., 4.75%, 7/15/2020 (n)	2,505,000	2,494,053
Wind Acquisition Finance S.A., 7.375%, 4/23/2021 (n)	4,795,000	4,771,025

		$62,112,760

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Telephone Services - 0.6%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$1,900,000	$1,992,625
Level 3 Financing, Inc., 5.375%, 5/01/2025	6,000,000	6,300,000

		$8,292,625
Transportation - Services - 1.1%
Navios Maritime Acquisition Corp., 8.125%, 11/15/2021 (n)	$3,947,000	$3,039,190
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)	4,175,000	2,030,094
Navios South American Logistics, Inc., 7.25%, 5/01/2022	1,034,000	708,290
SPL Logistics Escrow LLC, 8.875%, 8/01/2020 (n)	2,960,000	2,257,000
Stena AB, 7%, 2/01/2024 (n)	5,890,000	4,634,723
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)	3,185,000	2,356,900
Ultrapetrol Bahamas Ltd., 8.875%, 6/15/2021 (a)(d)	786,000	149,340

		$15,175,537
Utilities - Electric Power - 2.4%
Calpine Corp., 5.5%, 2/01/2024	$3,935,000	$3,925,162
Calpine Corp., 5.75%, 1/15/2025	3,680,000	3,675,400
Covanta Holding Corp., 7.25%, 12/01/2020	4,290,000	4,445,512
Covanta Holding Corp., 6.375%, 10/01/2022	2,185,000	2,256,012
Covanta Holding Corp., 5.875%, 3/01/2024	3,200,000	3,168,000
Dynegy, Inc., 7.375%, 11/01/2022	7,700,000	7,546,000
NRG Energy, Inc., 8.25%, 9/01/2020	1,715,000	1,770,352
NRG Energy, Inc., 6.625%, 3/15/2023	4,945,000	4,984,560
NRG Energy, Inc., 7.25%, 5/15/2026 (n)	1,620,000	1,662,525

		$33,433,523
Total Bonds (Identified Cost, $1,337,181,308)		$1,326,039,023

Floating Rate Loans (g)(r) - 2.9%
Aerospace - 0.2%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/2020	$3,650,915	$3,644,639

Building - 0.5%
ABC Supply Co., Inc., Term Loan B, 3.5%, 4/16/2020 (o)	$5,014,702	$5,021,868
HD Supply, Inc., Term Loan B, 3.75%, 8/13/2021 (o)	2,291,200	2,297,883

		$7,319,751
Computer Software - Systems - 0.2%
CDW LLC, Term Loan B, 3.25%, 4/29/2020 (o)	$2,291,200	$2,293,706

Conglomerates - 0.2%
Entegris, Inc., Term Loan B, 3.5%, 4/30/2021 (o)	$3,598,246	$3,607,242

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) - continued
Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/2020	$1,045,272	$1,048,213

Gaming & Lodging - 0.2%
Hilton Worldwide Finance LLC, Term Loan B, 3.5%, 10/25/2020	$2,836,642	$2,841,765

Medical & Health Technology & Services - 0.3%
DaVita Healthcare Partners, Inc., Term Loan B, 3.5%, 6/24/2021	$3,903,204	$3,912,150

Printing & Publishing - 0.2%
CBS Outdoor, Term Loan, 3%, 1/31/2021	$2,761,507	$2,755,755

Retailers - 0.1%
Rite Aid Corp., Term Loan, 4.87%, 6/21/2021	$937,940	$939,405

Telephone Services - 0.1%
Level 3 Financing, Inc., Term Loan B, 4%, 1/15/2020 (o)	$2,100,200	$2,107,551

Transportation - Services - 0.5%
Commercial Barge Line Co., First Lien Term Loan, 9.75%, 11/12/2020	$7,285,608	$6,812,044

Utilities - Electric Power - 0.3%
Calpine Construction Finance Co., Term Loan B, 3%, 5/03/2020	$3,928,276	$3,866,897
Total Floating Rate Loans (Identified Cost, $41,235,304)		$41,149,118

Common Stocks - 0.0%
Automotive - 0.0%
Accuride Corp. (a) (Identified Cost, $699,432)	48,891	$65,514

Money Market Funds - 2.0%
MFS Institutional Money Market Portfolio, 0.38%, at Cost and Net Asset Value (v)	27,555,895	$27,555,895
Total Investments (Identified Cost, $1,406,671,939)		$1,394,809,550

Other Assets, Less Liabilities - 1.4%		19,796,474
Net Assets - 100.0%		$1,414,606,024

(a)	Non-income producing security.
(d)	In default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

17

Portfolio of Investments (unaudited) – continued

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $479,796,696 representing 33.9% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash. During the period, the following amount of interest income was received in additional securities and/or cash:

Payment-in-kind Securities	Cash	Additional Securities
Schaeffler Finance B.V., 6.875%, 8/15/2018	$129,093	$—
Schaeffler Holding Finance B.V., 6.25%, 11/15/2019	78,906	—
Total	$207,999	$—

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Altice Luxembourg S.A., 7.625%, 2/15/2025	6/10/16	$1,445,807	$1,451,031
FAGE International S.A./ FAGE USA Dairy Industry, Inc., 5.625%, 8/15/2026	7/27/16	585,000	597,431
MEDNAX, Inc., 5.25%, 12/01/2023	7/29/16	3,124,550	3,117,075
Reynolds Group, 5.125%, 7/15/2023	6/13/16	2,475,000	2,552,344
Reynolds Group, 7%, 7/15/2024	6/13/16	315,000	332,916
U.S. Foods Holding Corp., 5.875%, 6/15/2024	6/13/16-6/20/16	3,918,814	4,070,275
Total Restricted Securities			$12,121,072
% of Net assets			0.9%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

18

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 7/31/16

Forward Foreign Currency Exchange Contracts at 7/31/16

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	Goldman Sachs International	2,033,642	9/30/16	$2,266,195	$2,279,471	$(13,276)

Futures Contracts at 7/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	91	$12,107,266	September - 2016	$(334,471)

At July 31, 2016, the fund had cash collateral of $122,850 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

19

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $1,379,116,044)	$1,367,253,655
Underlying affiliated funds, at cost and value	27,555,895
Total investments, at value (identified cost, $1,406,671,939)	$1,394,809,550
Cash	1,201,858
Deposits with brokers	122,850
Receivables for
Investments sold	11,253,685
Fund shares sold	1,662,513
Interest	24,252,518
Other assets	2,610
Total assets	$1,433,305,584
Liabilities
Payables for
Forward foreign currency exchange contracts	$13,276
Daily variation margin on open futures contracts	44,075
Investments purchased	18,176,477
Fund shares reacquired	382,512
Payable to affiliates
Administrator	191
Shareholder servicing costs	12
Accrued expenses and other liabilities	83,017
Total liabilities	$18,699,560
Net assets	$1,414,606,024
Net assets consist of
Paid-in capital	$1,489,089,009
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(12,210,078)
Accumulated net realized gain (loss) on investments and foreign currency	(59,815,881)
Accumulated distributions in excess of net investment income	(2,457,026)
Net assets	$1,414,606,024
Shares of beneficial interest outstanding	155,656,881
Net asset value per share (net assets of $1,414,606,024 / 155,656,881 shares of beneficial interest outstanding)	$9.09

See Notes to Financial Statements

20

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$46,181,013
Dividends	237,691
Dividends from underlying affiliated funds	89,392
Total investment income	$46,508,096
Expenses
Shareholder servicing costs	21
Administrative services fee	8,701
Custodian fee	67,347
Shareholder communications	3,677
Audit and tax fees	20,537
Legal fees	6,137
Pricing service fees	8,712
Miscellaneous	16,128
Total expenses	$131,260
Fees paid indirectly	(359)
Net expenses	$130,901
Net investment income	$46,377,195
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(37,300,057)
Futures contracts	(312,445)
Foreign currency	(42,733)
Net realized gain (loss) on investments and foreign currency	$(37,655,235)
Change in unrealized appreciation (depreciation)
Investments	$150,655,567
Futures contracts	(46,478)
Translation of assets and liabilities in foreign currencies	(14,521)
Net unrealized gain (loss) on investments and foreign currency translation	$150,594,568
Net realized and unrealized gain (loss) on investments and foreign currency	$112,939,333
Change in net assets from operations	$159,316,528

See Notes to Financial Statements

21

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 7/31/16	Year ended 1/31/16
Change in net assets	(unaudited)
From operations
Net investment income	$46,377,195	$86,604,642
Net realized gain (loss) on investments and foreign currency	(37,655,235)	(13,733,378)
Net unrealized gain (loss) on investments and foreign currency translation	150,594,568	(147,732,761)
Change in net assets from operations	$159,316,528	$(74,861,497)
Distributions declared to shareholders
From net investment income	$(48,130,834)	$(89,680,774)
From net realized gain on investments	—	(996,862)
Total distributions declared to shareholders	$(48,130,834)	$(90,677,636)
Change in net assets from fund share transactions	$(47,245,928)	$178,673,761
Total change in net assets	$63,939,766	$13,134,628
Net assets
At beginning of period	1,350,666,258	1,337,531,630
At end of period (including accumulated distributions in excess of net investment income of $2,457,026 and $703,387, respectively)	$1,414,606,024	$1,350,666,258

See Notes to Financial Statements

22

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/16		Years ended 1/31		Period ended 1/31/14 (c)
			2016	2015
	(unaudited)
Net asset value, beginning of period	$8.41		$9.47	$9.85	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.29		$0.57	$0.61	$0.55
Net realized and unrealized gain (loss) on investments and foreign currency	0.69		(1.03)	(0.29)	(0.04)
Total from investment operations	$0.98		$(0.46)	$0.32	$0.51
Less distributions declared to shareholders
From net investment income	$(0.30)		$(0.59)	$(0.63)	$(0.59)
From net realized gain on investments	—		(0.01)	(0.07)	(0.07)
Total distributions declared to shareholders	$(0.30)		$(0.60)	$(0.70)	$(0.66)
Net asset value, end of period (x)	$9.09		$8.41	$9.47	$9.85
Total return (%) (r)(s)(x)	11.77	(n)	(5.23)	3.28	5.26	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.02	(a)	0.02	0.03	0.02	(a)
Expenses after expense reductions (f)	0.02	(a)	0.02	0.03	0.02	(a)
Net investment income	6.56	(a)	6.19	6.18	6.54	(a)
Portfolio turnover	20	(n)	33	43	42	(n)
Net assets at end of period (000 omitted)	$1,414,606		$1,350,666	$1,337,532	$1,113,709

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, March 25, 2013, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS High Yield Pooled Portfolio (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. This fund is available only to certain U.S. registered investment companies managed by MFS. MFS does not receive a management fee from this fund.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments,

24

Notes to Financial Statements (unaudited) – continued

are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

25

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$65,514	$—	$—	$65,514
U.S. Corporate Bonds	—	1,139,069,780	—	1,139,069,780
Foreign Bonds	—	186,969,243	—	186,969,243
Floating Rate Loans	—	41,149,118	—	41,149,118
Mutual Funds	27,555,895	—	—	27,555,895
Total Investments	$27,621,409	$1,367,188,141	$—	$1,394,809,550

Other Financial Instruments
Futures Contracts	$(334,471)	$—	$—	$(334,471)
Forward Foreign Currency Exchange Contracts	—	(13,276)	—	(13,276)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund

26

Notes to Financial Statements (unaudited) – continued

uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2016 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Interest Rate Futures	$(334,471)
Foreign Exchange	Forward Foreign Currency Exchange	(13,276)
Total		$(347,747)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$(312,445)	$—
Foreign Exchange	—	(44,453)
Total	$(312,445)	$(44,453)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended July 31, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$(46,478)	$—
Foreign Exchange	—	(14,603)
Total	$(46,478)	$(14,603)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the

27

Notes to Financial Statements (unaudited) – continued

credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may

28

Notes to Financial Statements (unaudited) – continued

enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an international payment system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained

29

Notes to Financial Statements (unaudited) – continued

subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2016, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

30

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

1/31/16
Ordinary income (including any short-term capital gains)	$90,677,636

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/16
Cost of investments	$1,413,060,816
Gross appreciation	33,860,396
Gross depreciation	(52,111,662)
Net unrealized appreciation (depreciation)	$(18,251,266)

As of 1/31/16
Undistributed ordinary income	7,257,274
Capital loss carryforwards	(15,612,825)
Other temporary differences	(7,959,358)
Net unrealized appreciation (depreciation)	(169,353,770)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of January 31, 2016, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(9,428,846)
Long-Term	(6,183,979)
Total	$(15,612,825)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from MFS funds that invest in the fund.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended July 31, 2016, these costs amounted to $21. The fund may also pay shareholder servicing related costs to non-related parties.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500. The administrative

31

Notes to Financial Statements (unaudited) – continued

services fee incurred for the six months ended July 31, 2016 was equivalent to an annual effective rate of 0.0012% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund may pay compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC. The independent Trustees do not currently receive compensation from the fund.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended July 31, 2016, the fee paid by the fund under this agreement was $1,386 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended July 31, 2016, purchases and sales of investments, other than short-term obligations, aggregated $267,471,424 and $300,241,604, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/16		Year ended 1/31/16
	Shares	Amount	Shares	Amount
Shares sold	8,547,457	$74,820,380	33,576,052	$307,119,857
Shares issued to shareholders in reinvestment of distributions	5,463,674	48,130,834	9,908,700	90,676,904
Shares reacquired	(18,937,087)	(170,197,142)	(24,098,828)	(219,123,000)
Net change	(4,925,956)	$(47,245,928)	19,385,924	$178,673,761

The fund is an MFS Pooled Portfolio, which is designed to be used by certain MFS funds to invest in a particular security type rather than invest in the security type directly. The fund is solely invested in by other MFS funds for the purpose of gaining exposure to high income debt instruments, rather than investing in high income debt instruments

32

Notes to Financial Statements (unaudited) – continued

directly. The MFS funds do not invest in this fund for the purpose of exercising management or control. At the end of the period, the MFS Diversified Income Fund, the MFS Global High Yield Fund, the MFS Strategic Income Fund, and the MFS Strategic Income Portfolio were the owners of record of approximately 70%, 21%, 8%, and 1%, respectively, of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended July 31, 2016, the fund’s commitment fee and interest expense were $3,989 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	34,778,255	183,737,863	(190,960,223)	27,555,895

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$89,392	$27,555,895

33

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2016 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

As part of their deliberations, the Trustees took into account that the Fund was formed solely to act as a vehicle to pool the portions of other MFS funds invested in high yielding debt instruments, and that shares of the Fund are not distributed or sold to the public. The Trustees gave substantial consideration to the fact that MFS does not charge a separate advisory fee to the Fund under the investment advisory agreement or charge transfer agency fees, administrative services fees, sales loads or distribution and service fees to the Fund, but that MFS receives advisory and other fees from the MFS funds that invest a portion of their assets in the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for the one-year period ended December 31, 2015 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the

34

Board Review of Investment Advisory Agreement – continued

MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds for the one-year period ended December 31, 2015. The total return performance of the Fund’s shares was in the 2nd quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on March 25, 2013 and has a limited operating history and performance record; therefore, no performance data for the three- or five-year periods was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the total expense ratio of the Fund’s shares as a percentage of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Broadridge noting that the Fund’s total expense ratio was expected to be relatively low because, as noted above, the Fund does not bear advisory expenses. The Trustees considered that, according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Fund’s

35

Board Review of Investment Advisory Agreement – continued

last fiscal year), the Fund’s total expense ratio was lower than the Broadridge expense group median. Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative and transfer agency services provided to the Fund by MFS and its affiliates under agreements other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2016.

36

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down.

37

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

38

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CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

July 31, 2016

MFS® MUNICIPAL HIGH INCOME FUND

MMH-SEM

MFS® MUNICIPAL HIGH INCOME FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Despite the unexpected late June vote by the United Kingdom to leave the European Union, most markets proved resilient, with U.S. shares quickly reversing post-Brexit declines and rallying to record highs during July. Global interest rates remain very low, with most central banks maintaining extremely accommodative monetary policies to reinvigorate slow-growing economies against a backdrop of low inflation. Low interest rates continue to benefit risky assets such as equities as investors are forced to accept greater risks in search of acceptable returns in a low-return environment. U.S. investment-grade and high-yield bonds have benefited from low and even negative yields overseas.

China remains a source of concern for investors, as overcapacity in its manufacturing sector is inhibiting the government’s attempt to change its domestic economy from one driven by exports to a consumer-driven model. Despite the slow-growth environment, emerging market equities have held up well, withstanding geopolitical shocks such as an attempted coup in Turkey and impeachment proceedings against Brazil’s president. The U.S. Federal Reserve’s go-slow approach to rate hikes has also helped.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

September 16, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten industries (i)
Healthcare Revenue-Hospitals	13.8%
Healthcare Revenue-Long Term Care	13.7%
Tobacco	8.3%
Universities-Colleges	8.1%
Universities-Secondary Schools	6.6%
Miscellaneous Revenue-Other	5.2%
Industrial Revenue-Airlines	3.7%
General Obligations-General Purpose	3.6%
Water & Sewer Utility Revenue	3.4%
Tax Assessment	3.2%

Composition including fixed income credit quality (a)(i)
AAA	2.4%
AA	10.5%
A	21.1%
BBB	22.9%
BB	11.2%
B	9.1%
CCC	1.9%
CC	1.1%
C	0.1%
D	1.2%
Not Rated	19.2%
Cash & Cash Equivalents	0.5%
Other	(1.2)%

Portfolio facts (i)
Average Duration (d)	6.8
Average Effective Maturity (m)	18.9 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

Portfolio Composition – continued

(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and/or the leverage created through the issuance of self-deposited inverse floaters and may be negative.

Percentages are based on net assets as of 7/31/16.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, February 1, 2016 through July 31, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2016 through July 31, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/16	Ending Account Value 7/31/16	Expenses Paid During Period (p) 2/01/16-7/31/16
A	Actual	0.66%	$1,000.00	$1,051.06	$3.37
	Hypothetical (h)	0.66%	$1,000.00	$1,021.58	$3.32
B	Actual	1.44%	$1,000.00	$1,046.96	$7.33
	Hypothetical (h)	1.44%	$1,000.00	$1,017.70	$7.22
C	Actual	1.66%	$1,000.00	$1,045.81	$8.44
	Hypothetical (h)	1.66%	$1,000.00	$1,016.61	$8.32
I	Actual	0.66%	$1,000.00	$1,051.06	$3.37
	Hypothetical (h)	0.66%	$1,000.00	$1,021.58	$3.32

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Expense ratios include 0.01% of investment related expenses from self-deposited inverse floaters (as described in Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

PORTFOLIO OF INVESTMENTS

7/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Municipal Bonds - 99.5%
Issuer	Shares/Par	Value ($)
Alabama - 1.1%
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 12/01/2036	$1,900,000	$1,909,759
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.5%, 6/01/2030	1,630,000	1,766,415
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2035	1,685,000	1,857,881
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	2,445,000	2,669,378
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 6%, 6/01/2050	2,565,000	2,818,730
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.25%, 2/01/2023	1,400,000	1,515,024
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/2029	4,790,000	5,193,893
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2/01/2036	1,505,000	1,636,943
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2028	1,700,000	1,709,401
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2043	1,560,000	1,566,209
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2025	65,000	47,796
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	805,000	556,682
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	1,130,000	635,874
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	1,620,000	656,813
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	3,080,000	1,134,087
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2016	860,000	866,261
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2017	1,165,000	1,217,122
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2018	1,210,000	1,293,829
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2021	1,360,000	1,528,518

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Alabama - continued
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	$1,995,000	$2,272,904
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/2039	1,670,000	1,868,530
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 6.25%, 11/01/2033	6,750,000	7,827,705
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 12/01/2035	1,635,000	1,836,334

		$44,386,088
Alaska - 0.2%
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2030	$875,000	$1,021,519
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2031	1,270,000	1,477,226
Koyukuk, AK, Tanana Chiefs Conference, Healthcare Facilities Project, 7.75%, 10/01/2041	3,315,000	4,019,438

		$6,518,183
Arizona - 1.8%
Florence, AZ, Industrial Development Authority Education Rev. (Legacy Traditional School Project - Queen Creek & Casa Grande Campuses), 6%, 7/01/2043	$3,150,000	$3,559,437
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 4/01/2040	1,790,000	2,072,265
Maricopa County, AZ, Pollution Control Rev. (Southern California Edison Co.), “A”, 5%, 6/01/2035	4,700,000	5,317,768
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	2,035,000	2,226,331
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	700,000	765,814
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045	3,015,000	3,265,155
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046	1,735,000	1,877,600
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	815,000	931,464
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	660,000	749,364
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	1,235,000	1,397,106
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035	1,430,000	1,541,940

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045	$1,570,000	$1,680,701
Phoenix, AZ, Industrial Development Authority Education Rev. (Choice Academies, Inc. Project), 5.625%, 9/01/2042	2,205,000	2,382,017
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 7/01/2033	855,000	899,665
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 7/01/2043	1,715,000	1,786,224
Phoenix, AZ, Industrial Development Authority Education Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2034	6,355,000	7,192,462
Phoenix, AZ, Industrial Development Authority Education Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2044	3,970,000	4,445,844
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 6.5%, 7/01/2034	1,970,000	2,345,718
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 6.75%, 7/01/2044	3,155,000	3,812,849
Phoenix, AZ, Industrial Development Authority Lease Rev. (Guam Facilities Foundation, Inc. Project), 5%, 2/01/2018	1,500,000	1,547,955
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/2034	4,545,000	4,677,532
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/2041	4,785,000	4,978,075
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), “A”, 5.25%, 10/01/2040	4,755,000	5,348,567
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/2032	2,940,000	3,681,938
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/2042	1,675,000	1,860,406
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/2046	1,275,000	1,414,039

		$71,758,236
Arkansas - 0.4%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	$365,000	$429,937
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/2033	540,000	640,132
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 7/01/2046	6,455,000	2,245,630
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/2039	9,510,000	11,210,864
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/2042	1,360,000	1,606,595

		$16,133,158

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - 9.0%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 7/01/2041	$4,000,000	$4,659,480
Acton-Agua Dulce, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 5/01/2039	7,550,000	3,657,900
Agua Caliente Band of Cahuilla Indians, CA, Rev., 6%, 7/01/2018 (n)	755,000	754,940
Alameda, CA, Corridor Transportation Authority Second Subordinate Lien Rev., “B”, 5%, 10/01/2037	935,000	1,135,342
Alameda, CA, Corridor Transportation Authority Second Subordinate Lien Rev., “B”, AGM, 5%, 10/01/2037	240,000	293,347
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2031	2,060,000	1,448,674
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2032	2,095,000	1,439,118
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2033	4,185,000	2,798,719
California Educational Facilities Authority Rev., 5%, 2/01/2026 (Prerefunded 2/01/2017)	900,000	920,745
California Educational Facilities Authority Rev., 5%, 2/01/2026	2,690,000	2,727,929
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 10/01/2038	2,320,000	2,537,361
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 12/01/2036	1,000,000	1,014,160
California Educational Facilities Authority Rev. (Stanford University), 5%, 5/01/2045	13,795,000	20,763,130
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/2039	2,765,000	3,143,999
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2/01/2030	2,560,000	2,604,672
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/2023	8,080,000	8,218,814
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 8/01/2033	12,730,000	13,390,814
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	1,135,000	1,740,159
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	4,000,000	5,948,160
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/2028	1,915,000	2,062,455
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2035	475,000	548,122
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/2032	1,585,000	1,716,333

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/2040	$900,000	$1,048,491
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 8/01/2040	3,500,000	3,966,305
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/2045	4,080,000	4,592,693
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/2045	2,975,000	3,068,266
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 10/01/2030	3,380,000	3,883,755
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/2033	10,830,000	13,263,284
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2041	675,000	776,824
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2036	865,000	1,002,120
California School Finance Authority, Charter School Rev. (Downtown Prep - Obligated Group), 5%, 6/01/2046	1,325,000	1,390,760
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2024	730,000	806,037
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2025	760,000	842,308
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	435,000	509,711
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045	1,150,000	1,323,984
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 4.75%, 10/01/2024	425,000	462,770
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.625%, 10/01/2034	575,000	633,656
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/2044	545,000	606,165
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 6%, 10/01/2049	620,000	692,962
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 4.125%, 7/01/2024	450,000	492,426
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5.125%, 7/01/2044	430,000	487,831
California Statewide Communities Development Authority Environmental Facilities Rev. (Microgy Holdings Project), 9%, 12/01/2038 (a)(d)	100,980	757

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044	$760,000	$855,182
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.375%, 11/01/2049	945,000	1,065,261
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 10/01/2039	2,985,000	3,433,616
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.125%, 11/01/2023	540,000	599,972
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 11/01/2027	1,385,000	1,442,547
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/2033	1,600,000	1,848,112
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.375%, 11/01/2043	1,335,000	1,554,327
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5%, 8/15/2038	2,500,000	3,061,050
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5%, 8/15/2031	440,000	553,300
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 6/01/2033	2,910,000	2,996,689
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 6/01/2042	1,510,000	1,677,399
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/2023	615,000	664,391
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	780,000	839,748
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/2043	1,315,000	1,419,437
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	3,400,000	3,925,300
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	6,155,000	7,081,574
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046	8,500,000	9,735,985
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056	7,010,000	8,150,177
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “A”, CALHF, 5%, 8/01/2034	1,000,000	1,192,380
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “A”, CALHF, 5%, 8/01/2044	2,400,000	2,840,616

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “B”, CALHF, 3%, 8/01/2021	$1,540,000	$1,548,100
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “C”, CALHF, 2.5%, 8/01/2020	1,040,000	1,044,534
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “D”, 4.75%, 8/01/2020	2,650,000	2,659,196
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7%, 11/15/2029	1,400,000	1,634,738
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7.25%, 11/15/2041	560,000	654,629
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 5/15/2040 (Prerefunded 5/15/2018)	2,125,000	2,331,593
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 5.625%, 10/01/2032	1,000,000	1,099,220
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 6%, 10/01/2042	1,000,000	1,108,940
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5.375%, 5/15/2038	3,000,000	3,488,190
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.125%, 7/01/2046 (Prerefunded 1/01/2019)	7,630,000	8,620,450
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6%, 7/01/2030 (Prerefunded 1/01/2019)	1,990,000	2,242,352
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.375%, 7/01/2045 (Prerefunded 1/01/2019)	2,340,000	2,657,772
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 5/01/2029	2,540,000	2,581,935
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/2034	1,940,000	2,199,514
District of Southern CA, Water Replenishment Financing Authority Assessment Rev., 5%, 8/01/2036	1,305,000	1,616,464
District of Southern CA, Water Replenishment Financing Authority Assessment Rev., 5%, 8/01/2037	1,385,000	1,711,722
District of Southern CA, Water Replenishment Financing Authority Assessment Rev., 5%, 8/01/2041	3,000,000	3,702,150

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2030	$4,785,000	$3,205,950
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2031	4,280,000	2,780,973
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2032	3,010,000	1,904,578
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, AGM, 5%, 6/01/2040	13,785,000	16,832,450
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A-1”, AMBAC, 4.6%, 6/01/2023	1,185,000	1,259,608
Hartnell , CA, Community College District (Monterey and San Benito Counties), Election of 2002 General Obligation, Capital Appreciation, “D”, 0%, 8/01/2039 (Prerefunded 8/01/2019)	10,355,000	2,345,097
Hollister, CA, (Community Development Project), BAM, 5%, 10/01/2029	1,480,000	1,815,679
Hollister, CA, (Community Development Project), BAM, 5%, 10/01/2031	1,675,000	2,039,380
Imperial, CA, Irrigation District Electric Rev., “C”, 5%, 11/01/2037	2,000,000	2,471,380
Imperial, CA, Irrigation District Electric Rev., “C”, 5%, 11/01/2038	1,350,000	1,669,505
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, AGM, 5%, 9/01/2044	1,745,000	2,047,443
Irvine, CA, Special Tax Bonds, Community Facilities District No. 2013-3, 5%, 9/01/2039	1,000,000	1,148,350
Irvine, CA, Special Tax Bonds, Community Facilities District No. 2013-3, 5%, 9/01/2044	1,500,000	1,716,705
Jurupa, CA, Public Financing Authority, Special Tax Rev., “A”, 5%, 9/01/2042	1,535,000	1,787,538
La Verne, CA, COP (Brethren Hillcrest Homes), 5%, 5/15/2036	455,000	503,294
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 8/01/2045	4,240,000	3,173,682
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2035	450,000	525,155
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/2034	330,000	390,195
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/2044	555,000	651,204
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-2”, CALHF, 3%, 11/15/2020	80,000	80,062
Los Angeles County, CA, Rio Hondo Community College District, “C”, Convertible Capital Appreciation, 0% to 8/01/2024, 6.85% to 8/01/2042	10,000,000	10,882,500
Los Angeles, CA, Community Facilities District No. 4 Special Tax Refunding (Playa Vista- Phase 1), 5%, 9/01/2029	1,000,000	1,191,990

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Los Angeles, CA, Community Facilities District No. 4 Special Tax Refunding (Playa Vista- Phase 1), 5%, 9/01/2030	$1,000,000	$1,186,870
Los Angeles, CA, Community Facilities District No. 4 Special Tax Refunding (Playa Vista- Phase 1), 5%, 9/01/2031	1,660,000	1,962,186
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/2034	525,000	590,756
Madera, CA, Irrigation Financing Authority Water Rev., 6.5%, 1/01/2040 (Prerefunded 1/01/2020)	5,970,000	7,132,120
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2030	645,000	430,705
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, 0% to 8/01/2028, 6.25% to 8/01/2043	7,025,000	6,171,041
Newport Mesa, CA, Unified School District (Election of 2005), Capital Appreciation, 0%, 8/01/2041	12,965,000	2,989,859
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2024	3,110,000	2,596,881
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2027	2,070,000	1,577,361
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2029	4,025,000	2,838,591
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2030	4,455,000	3,043,121
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	1,360,000	1,652,414
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/2039	4,080,000	4,564,378
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2025	865,000	1,082,037
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2026	905,000	1,125,929
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2027	1,225,000	1,514,933
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2028	635,000	781,037
Riverside County, CA, Public Financing Authority Tax Allocation Rev. (Project Area No. 1 Desert Communities & Interstate 215 Corridor Projects), BAM, 4%, 10/01/2032	1,160,000	1,302,808

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Riverside County, CA, Public Financing Authority Tax Allocation Rev. (Project Area No. 1 Desert Communities & Interstate 215 Corridor Projects), BAM, 4%, 10/01/2037	$955,000	$1,055,246
Riverside County, CA, Successor Agency to the Redevelopment Agency Tax Allocation Rev. (Jurupa Valley Redevelopment Project Area) , “B”, BAM, 4%, 10/01/2032	485,000	544,286
Riverside County, CA, Successor Agency to the Redevelopment Agency Tax Allocation Rev. (Jurupa Valley Redevelopment Project Area) , “B”, BAM, 4%, 10/01/2036	955,000	1,054,425
Riverside County, CA, Successor Agency to the Redevelopment Agency Tax Allocation Rev. (Mid-County Redevelopment Project Area) , “C”, BAM, 4%, 10/01/2036	280,000	309,151
Riverside County, CA, Successor Agency to the Redevelopment Agency Tax Allocation Rev. (Mid-County Redevelopment Project Area) , “C”, BAM, 4%, 10/01/2037	155,000	171,005
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 12/01/2041	6,000,000	7,486,980
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “C”, 1.875%, 4/01/2047 (Put Date 4/01/2019)	2,505,000	2,563,943
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), Capital Appreciation, “A”, 0%, 8/01/2043	8,725,000	2,050,113
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	225,000	264,512
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/2034	6,545,000	7,589,517
San Jose, CA, Airport Rev., “C”, 5%, 3/01/2030	885,000	1,082,222
State of California, 5%, 5/01/2044	3,710,000	4,511,731
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 1/01/2032	600,000	709,164
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 7/01/2029	700,000	711,900
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 8/01/2029	3,665,000	2,608,564
Whittier, CA, Health Facility Rev. (PIH Health), 5%, 6/01/2044	4,300,000	5,037,450
Whittier, CA, Union High School District, Capital Appreciation, 0%, 8/01/2034	2,270,000	837,789

		$360,767,783
Colorado - 2.8%
Arvada, CO, Cimarron Metropolitan District, Rev., 6%, 12/01/2022	$2,000,000	$2,018,000
Central Platte Valley, CO, General Obligation, 5%, 12/01/2043	1,250,000	1,346,875
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2029	305,000	357,021

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2039	$560,000	$639,190
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2044	395,000	449,155
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/2033	450,000	472,383
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/2042	1,120,000	1,160,522
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	490,000	557,738
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	350,000	409,787
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	350,000	406,207
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5%, 11/01/2044	885,000	936,436
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5.125%, 11/01/2049	765,000	806,042
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), 5%, 12/01/2031	1,715,000	2,027,370
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), “A”, 5%, 12/01/2038	895,000	1,047,750
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/2035	2,000,000	2,155,020
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/2045	2,675,000	2,845,745
Colorado Health Facilities Authority Rev. (American Baptist Homes), 8%, 8/01/2043	2,975,000	3,600,375
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 8/01/2037	2,250,000	2,272,118
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), 6.375%, 1/01/2041	1,620,000	1,781,627
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 1/01/2037	2,650,000	2,671,518
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/2021	105,000	121,545
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/2033	4,295,000	4,829,556
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/2035	1,710,000	1,972,297
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043	825,000	989,555

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.), “A”, 6%, 11/15/2030 (Prerefunded 11/15/2020)	$700,000	$846,916
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.), “A”, 6.25%, 11/15/2040 (Prerefunded 11/15/2020)	1,150,000	1,403,426
Colorado Health Facilities Hospital Authority Rev. (Adventist Health System/Sunbelt Obligated Group), “2014-E”, 5%, 11/15/2034	6,530,000	7,796,755
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 7/01/2018	540,000	588,087
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2034	8,490,000	9,854,343
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 10/01/2032	14,295,000	14,837,495
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 10/01/2032	4,705,000	4,914,749
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	795,000	915,403
E-470 Public Highway Authority Rev., CO, Capital Appreciation, “B”, NATL, 0%, 9/01/2027	12,305,000	7,381,277
Fruita, CO, Rev. (Family Health West Project), 7%, 1/01/2018	375,000	398,640
Fruita, CO, Rev. (Family Health West Project), 8%, 1/01/2043	4,440,000	5,020,219
Park Creek Metropolitan District of Columbia Rev. (Senior Limited Property Tax Supported), “A”, 5%, 12/01/2045	5,280,000	6,167,146
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	6,860,000	9,197,476
Salida, CO, Hospital District Rev., 5.25%, 10/01/2036	5,607,000	5,616,868
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 12/01/2031 (a)(d)	2,396,000	526,617
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5%, 12/01/2033	404,000	439,633
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5.125%, 11/01/2038	824,000	897,715

		$112,676,597
Connecticut - 1.0%
Connecticut Health & Educational Facilities Authority Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2046	$750,000	$830,670
Connecticut Health & Educational Facilities Authority Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2053	985,000	1,079,796
Connecticut Health & Educational Facilities Authority Rev. (Church Home of Hartford, Inc. Project), “B-2”, 2.875%, 9/01/2020	1,525,000	1,536,148
Connecticut Health & Educational Facilities Authority Rev. (Quinnipiac University), “M”, 5%, 7/01/2036	650,000	786,279
Connecticut Health & Educational Facilities Authority Rev. (Trinity Health Credit Group), 5%, 12/01/2041	10,000,000	12,110,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Connecticut - continued
Connecticut Housing Finance Authority Rev., (Housing Mortgage Finance Program), “C-1”, 3.5%, 11/15/2045	$3,345,000	$3,587,278
Connecticut Housing Finance Authority Rev., (Housing Mortgage Finance Program), “D-1”, 4%, 11/15/2044	2,470,000	2,609,407
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	6,325,000	6,406,150
Mohegan Tribe Indians, CT, Gaming Authority Rev., “C”, 4.75%, 2/01/2020 (n)	5,305,000	5,366,591
University of Connecticut, General Obligation, “A”, 5%, 3/15/2028	1,610,000	2,027,183
University of Connecticut, General Obligation, “A”, 5%, 3/15/2029	1,365,000	1,709,212
University of Connecticut, General Obligation, “A”, 5%, 3/15/2031	1,090,000	1,352,407

		$39,401,121
Delaware - 0.2%
Delaware Economic Development Authority (Newark Charter School, Inc.), 5%, 9/01/2036	$285,000	$331,598
Delaware Economic Development Authority (Newark Charter School, Inc.), 5%, 9/01/2046	300,000	346,239
Delaware Economic Development Authority Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2036	920,000	1,001,208
Delaware Economic Development Authority Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2046	635,000	687,642
Delaware Economic Development Authority Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2051	1,100,000	1,188,693
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4.625%, 9/01/2034	915,000	995,008
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/2044	1,030,000	1,145,350
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/2049	1,210,000	1,335,066
Delaware Economic Development Authority Rev. (Newark Charter School, Inc. Project), 5%, 9/01/2042	1,420,000	1,572,806

		$8,603,610
District of Columbia - 0.6%
District of Columbia Rev. (Friendship Public Charter School), “A”, 5%, 6/01/2036	$1,635,000	$1,884,648
District of Columbia Rev. (Friendship Public Charter School), “A”, 5%, 6/01/2041	1,055,000	1,201,740
District of Columbia Rev. (Friendship Public Charter School), “A”, 5%, 6/01/2046	755,000	855,944

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
District of Columbia - continued
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/2033	$420,000	$506,848
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/2043	1,095,000	1,318,205
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/2025	1,275,000	1,333,166
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.125%, 1/01/2035	1,165,000	1,209,981
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.25%, 1/01/2039	765,000	795,791
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	1,475,000	1,523,100
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	5,000,000	5,125,000
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	8,820,000	8,969,234
District of Columbia, Tobacco Settlement, 6.75%, 5/15/2040	885,000	916,869

		$25,640,526
Florida - 7.2%
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6%, 11/15/2034	$1,180,000	$1,349,590
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.25%, 11/15/2044	2,955,000	3,397,689
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.375%, 11/15/2049	1,970,000	2,257,719
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/2032	1,250,000	1,579,113
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/2042	2,000,000	2,517,640
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/2046	1,000,000	1,256,800
Arborwood Community Development District, FL, Capital Improvement Rev. (Centex Homes Project), “A-3”, 5.5%, 5/01/2036	265,000	265,080
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A-2”, 5.35%, 5/01/2036	1,230,000	1,230,775
Arborwood Community Development District, FL, Capital Improvement Rev., Convertible Capital Appreciation, “A-1”, 6.9%, 5/01/2036	300,000	346,821

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Arborwood Community Development District, FL, Capital Improvement Rev., “B”, 6.9%, 5/01/2025	$325,000	$364,549
Arborwood Community Development District, FL, Capital Improvement Rev., “B”, “A-2”, 6.9%, 5/01/2036	35,000	40,462
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 7.5%, 2/01/2030	1,560,000	1,327,529
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/2030	690,000	760,960
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/2033	320,000	352,515
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/2034	1,355,000	1,500,012
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 11/01/2039	4,720,000	5,163,444
Cape Coral, FL, Health Facilities Authority, Senior Housing Rev. (Gulf Care, Inc. Project), 5.875%, 7/01/2040	3,590,000	4,002,383
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 5/01/2039	2,435,000	2,479,755
Capital Trust Agency, FL, Charter School Rev. (River City Educational Services, Inc. Project) “A”, 5.375%, 2/01/2035	1,465,000	1,528,977
Capital Trust Agency, FL, Charter School Rev. (River City Educational Services, Inc. Project) “A”, 5.625%, 2/01/2045	2,725,000	2,849,505
Century Gardens Village Community Development District, FL, Special Assessment, 5.1%, 5/01/2037	915,000	918,715
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/2043	3,200,000	3,721,568
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 5.5%, 5/15/2025	300,000	314,811
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 6.25%, 5/15/2035	300,000	314,343
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 8.125%, 5/15/2044	4,970,000	6,002,915
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 6.5%, 5/15/2049	805,000	843,077
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “B”, 5.25%, 5/15/2022	2,560,000	2,564,813
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “B-1”, 6.875%, 5/15/2021	1,180,000	1,182,148

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “B-2”, 6.5%, 5/15/2020	$570,000	$571,134
Creekside Community Development District, FL, Special Assessment, 5.2%, 5/01/2038 (a)(d)	1,400,000	559,678
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2020	395,000	451,062
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2021	620,000	725,226
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2022	520,000	620,760
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2023	685,000	830,193
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2024	575,000	708,987
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2025	670,000	837,688
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2035	1,650,000	1,959,425
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2046	2,245,000	2,638,885
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 5.75%, 8/15/2029	1,000,000	1,151,710
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	3,050,000	3,506,311
Florida Board of Education, Lottery Rev., “A”, 5%, 7/01/2020	8,410,000	9,757,030
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/2019	660,000	736,230
Florida Development Finance Corp. Educational Facilities Rev. (Bay Area Charter Foundation LLC), “A”, 7.75%, 6/15/2042	3,480,000	3,947,538
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/2030	2,575,000	2,734,805
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 6/15/2032	1,950,000	2,159,918
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/2040	5,490,000	5,798,867
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 7.625%, 6/15/2041	10,375,000	12,312,428
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/2043	4,070,000	4,514,322
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/2044	5,000,000	5,252,650
Florida Housing Finance Corp, Homeowner Mortgage Rev. (Special Program), “A”, FHLMC, 3.5%, 7/01/2046	1,605,000	1,711,444

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Mid-Bay Bridge Authority Rev., “A”, 5%, 10/01/2035	$5,000,000	$5,910,800
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 5/01/2038	1,710,000	1,754,563
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 8/15/2029 (Prerefunded 8/15/2018)	4,700,000	5,177,426
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/2033	1,905,000	2,288,134
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/2034	1,655,000	1,982,326
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/2035	2,340,000	2,793,094
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/2025	880,000	937,570
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	1,400,000	1,486,142
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	2,520,000	2,652,829
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Alliance), “B”, 6.5%, 11/15/2031	1,600,000	1,911,952
Legends Bay Community Development District, FL, “A”, 5.875%, 5/01/2038	1,325,000	1,329,041
Main Street Community Development District, FL, “A”, 6.8%, 5/01/2038	1,585,000	1,609,900
Marshall Creek, FL, Community Development District Rev. (St. John’s County), “A”, 5%, 5/01/2032	1,560,000	1,655,238
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Miami Children’s Hospital), 6%, 8/01/2046	7,250,000	8,605,750
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/2044	2,895,000	3,220,253
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/2024	345,000	399,548
Miami-Dade County, FL, Rickenbacker Causeway Rev., 5%, 10/01/2043	2,000,000	2,313,020
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/2034 (Prerefunded 10/01/2021)	300,000	392,685
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/2040 (Prerefunded 10/01/2021)	8,365,000	10,949,367
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 5/01/2022	395,000	352,395
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	1,215,000	1,324,508

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	$740,000	$799,755
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	1,055,000	1,140,191
Miromar Lakes, FL, Community Development District, Capital Improvement Rev., 4.875%, 5/01/2022	650,000	709,644
Miromar Lakes, FL, Community Development District, Capital Improvement Rev., 5.375%, 5/01/2032	990,000	1,080,021
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 5/01/2016 (d)(q)	1,575,000	865,841
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Health Obligated Group), “A”, 5%, 10/01/2037	2,320,000	2,821,746
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 5/01/2038	4,265,000	4,290,377
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/2031	1,000,000	1,180,490
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/2049	2,030,000	2,520,834
Palm River, FL, Community Development District, Special Assessment Rev., “A”, 5.375%, 5/01/2036 (a)(d)	895,000	352,997
Palm River, FL, Community Development District, Special Assessment Rev., “B”, 5.15%, 5/01/2013 (a)(d)	1,000,000	393,800
Parkway Center Community Development District, FL, Special Assessment, “B”, 7%, 5/01/2023	1,120,000	1,160,454
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 3.5%, 5/01/2021	390,000	395,109
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.1%, 5/01/2026	500,000	512,110
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.7%, 5/01/2036	1,370,000	1,402,222
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.875%, 5/01/2047	2,530,000	2,574,073
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 5.25%, 11/01/2035	500,000	526,115
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 7%, 11/01/2045	1,995,000	2,489,999
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 5.375%, 11/01/2046	435,000	457,629
Paseo Community Development District, FL, Capital Improvement Rev., “B”, 4.875%, 5/01/2010 (a)(d)	1,415,000	14
Paseo Community Development District, FL, Capital Improvement Rev., Capital Appreciation, “A-2”, 0%, 5/01/2036	1,995,000	897,471

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Paseo Community Development District, FL, Special Assessment, “A-1”, 5.4%, 5/01/2036	$235,000	$235,724
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	5,330,000	6,272,078
Pompano Beach, FL (John Knox Village Project), 5%, 9/01/2044	2,215,000	2,490,391
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 7/01/2037	3,240,000	3,261,643
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 7/01/2045	395,000	397,066
Seminole County, FL, Industrial Development Authority Rev. (Choices in Learning, Inc.), “A”, 7.375%, 11/15/2041	2,500,000	2,878,125
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 10/01/2022 (n)	4,150,000	4,349,615
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.5%, 10/01/2024 (n)	2,505,000	2,618,251
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 10/01/2027 (n)	1,840,000	1,914,575
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/2029	1,155,000	1,299,698
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 4/01/2039	1,715,000	1,936,732
St. John’s County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.2%, 10/01/2027	1,590,000	1,557,198
St. John’s County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.25%, 10/01/2041	2,800,000	2,652,468
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/2045	7,715,000	8,900,410
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2010 (d)	525,000	367,469
Stonebrier Community Development District, FL, Special Assessment, 5.5%, 5/01/2037	1,565,000	1,565,767
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	155,000	186,215
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	145,000	171,136
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	315,000	366,981
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	935,000	1,090,949
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2040	5,935,000	6,900,387
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2044	2,695,000	3,121,996

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2055	$6,300,000	$7,324,947
Tampa, FL (University of Tampa Project), 5%, 4/01/2040	965,000	1,121,774
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 5/01/2035	2,280,000	2,353,325
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	4,180,000	4,306,278
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 5/01/2021	730,000	738,505
Two Creeks Community Development District, FL, Capital Improvement Rev., 5.25%, 5/01/2037	1,805,000	1,805,668
University of South Florida Financing Corp, Refunding Certificates of Participation, “A”, 5%, 7/01/2028	4,380,000	5,356,652
University of South Florida Financing Corp, Refunding Certificates of Participation, “A”, 5%, 7/01/2031	5,420,000	6,550,504
Villa Portofino East Community Development District, FL, Special Assessment, 5.2%, 5/01/2037	1,780,000	1,800,612
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 5/01/2039 (a)(d)	790,000	434,382
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 11/01/2017	150,000	150,753
Wiregrass Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	1,000,000	1,054,530
Wiregrass Community Development District, FL, Capital Improvement Rev., 5.375%, 5/01/2035	485,000	510,909
Wiregrass Community Development District, FL, Capital Improvement Rev., 4.875%, 5/01/2036	915,000	942,889
Wiregrass Community Development District, FL, Capital Improvement Rev., 5%, 5/01/2047	1,695,000	1,746,342

		$290,270,376
Georgia - 1.3%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/2033	$1,060,000	$1,203,291
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/2043	1,060,000	1,198,648
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/2022 (Prerefunded 11/01/2019)	2,895,000	3,389,640
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/2029	4,070,000	5,010,007
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	580,000	670,782

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2033	$1,025,000	$1,172,897
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2038	1,100,000	1,246,773
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/2040	7,170,000	8,261,489
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2031	175,000	208,404
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 3.5%, 6/01/2045	2,180,000	2,330,049
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/2044	1,435,000	1,527,328
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	2,245,000	2,943,038
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 7/01/2037	4,610,000	4,685,835
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., 5.625%, 8/01/2034 (Prerefunded 8/01/2018)	1,235,000	1,357,611
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Unrefunded Balance, 5.625%, 8/01/2034	140,000	151,774
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5.5%, 8/15/2054	3,465,000	4,296,115
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/2030	2,330,000	2,460,736
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/2039	4,360,000	4,588,420
Private Colleges & Universities, GA, Authority Rev. (Mercer University), “C”, 5.25%, 10/01/2027	920,000	1,087,063
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 1/01/2034	4,835,000	4,899,982

		$52,689,882
Guam - 0.5%
Guam Education Financing Foundation, COP (Guam Public School Facilities Project), “B”, 5%, 10/01/2026	$12,905,000	$13,536,829
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	970,000	1,062,674
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 12/01/2040	3,055,000	3,383,504
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	1,115,000	1,341,434
Guam International Airport Authority Rev., “C”, 5%, 10/01/2016	255,000	256,844

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Guam - continued
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	$355,000	$415,201
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,620,000	1,878,131

		$21,874,617
Hawaii - 0.5%
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 11/15/2029	$970,000	$1,183,400
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/2044	1,190,000	1,452,026
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2030	2,015,000	2,169,752
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2035	1,125,000	1,188,259
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2045	1,140,000	1,190,114
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/2039	10,580,000	12,016,447

		$19,199,998
Idaho - 0.1%
Idaho Health Facilities Authority Rev. (Madison Memorial Hospital Project), 5%, 9/01/2037	$830,000	$957,156
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B2”, 6%, 10/01/2021	1,330,000	1,332,208

		$2,289,364
Illinois - 7.6%
Burbank, IL, Educational Facility Rev. (Intercultural Montessori Language School Project), “A”, 6%, 9/01/2035	$2,170,000	$2,302,413
Burbank, IL, Educational Facility Rev. (Intercultural Montessori Language School Project), “A”, 6.25%, 9/01/2045	3,565,000	3,814,550
Chicago, IL (Modern Schools Program), “A”, AMBAC, 5%, 12/01/2024	4,580,000	4,644,120
Chicago, IL (Modern Schools Program), “G”, AMBAC, 5%, 12/01/2023	945,000	958,296
Chicago, IL (Modern Schools Program), “H”, AMBAC, 5%, 12/01/2020	2,880,000	2,920,406
Chicago, IL (Modern Schools Program), “H”, AMBAC, 5%, 12/01/2021	1,675,000	1,698,567
Chicago, IL, “A”, AGM, 5%, 1/01/2017	70,000	70,257
Chicago, IL, “A”, AGM, 5%, 1/01/2022	50,000	50,181
Chicago, IL, “A”, AGM, 5%, 1/01/2022	785,000	791,884

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, “A”, AGM, 5%, 1/01/2023	$20,000	$20,183
Chicago, IL, “A”, AGM, 5%, 1/01/2023	505,000	509,429
Chicago, IL, “A”, AGM, 5%, 1/01/2024	25,000	25,090
Chicago, IL, “A”, AGM, 5%, 1/01/2025	70,000	70,614
Chicago, IL, “A”, AGM, 5%, 1/01/2026	50,000	50,306
Chicago, IL, “A”, AGM, 5%, 1/01/2027	295,000	298,570
Chicago, IL, “A”, AGM, 5%, 1/01/2028	15,070,000	16,298,054
Chicago, IL, “A”, AGM, 4.75%, 1/01/2030	815,000	817,616
Chicago, IL, “A”, AGM, 5%, 1/01/2034	2,605,000	2,613,909
Chicago, IL, “A”, AGM, 5%, 1/01/2037	4,935,000	4,981,142
Chicago, IL, “A”, AMBAC, 5%, 1/01/2022	5,070,000	5,137,178
Chicago, IL, “A”, AMBAC, 5%, 1/01/2024	1,500,000	1,519,875
Chicago, IL, “C”, NATL, 5%, 1/01/2023	640,000	667,610
Chicago, IL, “C”, NATL, 5%, 1/01/2028	315,000	327,594
Chicago, IL, “C”, NATL, 5%, 1/01/2029	5,915,000	6,143,023
Chicago, IL, “D”, AMBAC, 5%, 12/01/2022	4,465,000	4,527,823
Chicago, IL, Board of Education, “B”, AMBAC, 5%, 12/01/2020	4,575,000	4,741,118
Chicago, IL, Board of Education, “B”, AGM, 5%, 12/01/2027	4,345,000	4,385,973
Chicago, IL, Board of Education, “B”, AGM, 5%, 12/01/2035	5,655,000	5,692,889
Chicago, IL, Board of Education, “C”, AGM, 5%, 12/01/2032	14,335,000	14,728,782
Chicago, IL, Board of Education, “C”, ASSD GTY, 5.25%, 12/01/2025	10,350,000	10,941,503
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/2021	6,890,000	7,130,874
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/2023	1,630,000	1,682,176
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	675,000	808,387
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	335,000	400,975
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	1,350,000	1,602,977
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	4,970,000	6,025,926
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035	5,645,000	6,587,602
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2031	540,000	607,160
Chicago, IL, Wastewater Transmission Rev., “C”, 5%, 1/01/2035	435,000	501,063
Chicago, IL, Wastewater Transmission Rev., “C”, 5%, 1/01/2039	650,000	745,063
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/2036	945,000	946,049

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Charter School Rev. (Uno Charter School Network, Inc.), “A”, 7.125%, 10/01/2041	$2,000,000	$2,231,880
Illinois Finance Authority Educational Facility Rev. (Rogers Park Montessori School Project), 6%, 2/01/2034	700,000	761,145
Illinois Finance Authority Educational Facility Rev. (Rogers Park Montessori School Project), 6.125%, 2/01/2045	1,800,000	1,952,370
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 5/15/2027 (Prerefunded 5/15/2020)	1,470,000	1,756,944
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 5/15/2027	2,680,000	3,022,129
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5%, 5/15/2036	760,000	856,490
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5%, 5/15/2040	1,690,000	1,910,004
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2/15/2045	3,600,000	3,892,752
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 5/15/2027	1,600,000	1,639,920
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 5/15/2037	8,015,000	8,180,911
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/2033	2,745,000	2,971,463
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/2043	3,410,000	3,734,121
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2/15/2025	4,270,000	4,273,245
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 10/01/2028 (Prerefunded 10/01/2018)	3,770,000	4,184,889
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.5%, 5/15/2027	680,000	749,605
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.625%, 5/15/2042	3,505,000	3,805,238
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2040	8,245,000	9,740,808
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2046	3,020,000	3,536,782
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 5/15/2038	1,730,000	1,747,767
Illinois Finance Authority Rev. (OSF Healthcare), “A”, 7%, 11/15/2029 (Prerefunded 5/15/2019)	3,025,000	3,554,224
Illinois Finance Authority Rev. (OSF Healthcare), “A”, 7.125%, 11/15/2037 (Prerefunded 5/15/2019)	2,555,000	3,010,812

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 11/01/2030	$740,000	$908,676
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 11/01/2031	550,000	672,573
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “B”, FRN, 1.677%, 5/01/2036 (Put Date 5/01/2021)	1,070,000	1,078,592
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	2,625,000	2,993,183
Illinois Finance Authority Rev. (Presence Health Network), “C”, 4%, 2/15/2041	15,240,000	15,278,862
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	5,515,000	6,283,295
Illinois Finance Authority Rev. (Presence Health Obligated Group), 6.125%, 5/15/2025 (Prerefunded 5/15/2019)	75,000	86,150
Illinois Finance Authority Rev. (Presence Health Obligated Group), Unrefunded, 6.125%, 5/15/2025	2,545,000	2,861,725
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/2028	4,125,000	4,723,249
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 8/15/2034	3,865,000	4,638,889
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	1,305,000	1,602,018
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/2029	6,045,000	6,648,412
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/2038 (Prerefunded 8/15/2019)	1,500,000	1,775,400
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	2,545,000	3,021,831
Illinois Finance Authority Rev. (Smith Village), “A”, 6.125%, 11/15/2025	1,195,000	1,198,322
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 11/15/2035	2,195,000	2,201,234
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 4/01/2031	1,875,000	2,151,975
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/2031	5,785,000	6,818,895
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 6/01/2023	560,000	659,652
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 6/01/2024	3,110,000	3,124,462
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	14,375,000	17,237,925
Illinois Toll Highway Authority Rev., “B”, 5.5%, 1/01/2033 (Prerefunded 1/01/2018)	4,355,000	4,659,327
Illinois Toll Highway Authority Rev., “C”, 5%, 1/01/2037	7,500,000	8,934,750

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/2034	$2,855,000	$2,859,911
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,450,000	1,674,736
State of Illinois, NATL, 5%, 1/01/2019	1,575,000	1,587,742
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.25%, 11/15/2040	1,080,000	1,173,625
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.375%, 11/15/2045	1,250,000	1,357,050

		$304,513,167
Indiana - 1.7%
Carmel, IN, Rev. (Barrington of Carmel Project), “A”, 7.125%, 11/15/2042	$3,000,000	$3,429,000
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/2034	3,205,000	3,682,705
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/2040	3,005,000	3,345,707
Indiana Finance Authority Rev. (Marquette Project), 4.75%, 3/01/2032	4,790,000	5,113,996
Indiana Finance Authority Rev. (Marquette Project), 5%, 3/01/2039	1,215,000	1,318,955
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	460,000	526,944
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	1,155,000	1,294,351
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2035	2,095,000	2,397,329
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	5,350,000	6,067,863
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	3,260,000	3,664,729
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2048	4,020,000	4,492,471
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “B”, 5%, 1/01/2019	2,540,000	2,584,018
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/2042	1,430,000	1,562,490
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 1/01/2039 (Prerefunded 1/01/2019)	4,760,000	5,423,782
Terre Haute, IN, Rev. (Westminster Village), 6%, 8/01/2039	3,600,000	3,732,840
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 10/01/2028	1,445,000	1,654,742

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	$4,370,000	$5,410,366
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	10,875,000	13,610,933

		$69,313,221
Iowa - 0.7%
Altoona, IA, Urban Renewal Tax Increment Rev., 6%, 6/01/2043	$3,000,000	$3,294,420
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2030	800,000	956,768
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2031	1,480,000	1,763,213
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2032	715,000	849,091
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/2019	2,430,000	2,543,481
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/2020	450,000	470,961
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.5%, 12/01/2025	1,100,000	1,188,638
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.6%, 12/01/2026	1,110,000	1,199,755
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.7%, 12/01/2027	130,000	139,650
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.75%, 12/01/2028	2,240,000	2,405,043
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 6/01/2034	4,295,000	4,329,575
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “C”, 5.625%, 6/01/2046	8,000,000	8,020,800
Scott County, IA, Rev. (Christian Retirement Homes, Inc.), 5.25%, 11/15/2021	2,410,000	2,427,521

		$29,588,916
Kansas - 0.7%
Atchison, KS, Hospital Rev. (Atchison Hospital Assn.), “A”, 6.75%, 9/01/2030	$2,600,000	$2,700,464
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2038	3,600,000	4,007,340
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2042	1,500,000	1,665,600
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 5/15/2027	1,185,000	1,202,455
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 7.125%, 5/15/2029	1,555,000	1,719,224
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.5%, 5/15/2039	2,325,000	2,354,225

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kansas - continued
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 9/01/2016	$155,000	$155,284
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 9/01/2028	3,848,000	3,879,053
Wichita, KS, Health Care Facilities Rev. (Kansas Masonic Home), “II-A”, 5%, 12/01/2031	620,000	628,965
Wichita, KS, Health Care Facilities Rev. (Kansas Masonic Home), “II-A”, 5.25%, 12/01/2036	415,000	423,267
Wichita, KS, Health Care Facilities Rev. (Kansas Masonic Home), “II-A”, 5.375%, 12/01/2046	1,520,000	1,553,151
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/2043	4,165,000	4,673,130
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “IV-A”, 5%, 5/15/2029	500,000	518,560
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 6/01/2021	20,000	15,266
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2044	1,740,000	2,080,675

		$27,576,659
Kentucky - 1.1%
Glasgow, KY, Healthcare Rev. (TJ Samson Community Hospital), 6.375%, 2/01/2035	$2,840,000	$3,314,024
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/2042	2,915,000	3,050,810
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/2045	1,325,000	1,393,874
Kentucky Economic Development Finance Authority Health Facilities Rev. (Baptist Life Communities Project), “A”, 6.25%, 11/15/2046	4,860,000	4,989,325
Kentucky Economic Development Finance Authority Health Facilities Rev. (Baptist Life Communities Project), “A”, 6.375%, 11/15/2051	4,855,000	4,995,407
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.25%, 5/15/2041	3,000,000	3,515,490
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.375%, 5/15/2046	1,495,000	1,759,376
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 8/15/2027	815,000	885,734
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6%, 6/01/2030	710,000	811,594
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/2040	6,255,000	7,223,587

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/2045	$1,955,000	$2,263,558
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/2036	5,180,000	5,223,978
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 6/01/2039	1,635,000	1,835,075
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 9/01/2039	1,830,000	2,040,523
University of Kentucky, General Receipts, “A”, 5%, 4/01/2036	1,460,000	1,753,956

		$45,056,311
Louisiana - 2.0%
Jefferson Parish, LA, Hospital Service District No. 1 (West Jefferson Medical Center), “A”, 6%, 1/01/2039 (Prerefunded 1/01/2021)	$1,500,000	$1,826,535
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	3,200,000	3,668,576
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	2,000,000	2,270,820
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2021	1,705,000	2,012,770
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2022	1,365,000	1,645,890
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	6,355,000	6,712,215
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	1,145,000	1,230,074
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	4,435,000	4,804,968
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 11/01/2032	5,000,000	5,351,300
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 8/01/2029	2,990,000	3,561,389
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 11/01/2035	4,000,000	4,814,080

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 10/01/2036	$6,995,000	$7,160,152
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/2034	6,470,000	7,068,346
New Orleans, LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/2040	2,675,000	3,109,393
New Orleans, LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/2045	1,150,000	1,332,080
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 1/01/2030	2,050,000	2,270,908
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/2040	655,000	771,610
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2040	875,000	1,034,565
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/2045	2,405,000	2,824,889
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2045	1,095,000	1,287,786
Shreveport, LA, Water and Sewer Rev., AGM, 5%, 12/01/2030	3,000,000	3,696,990
Shreveport, LA, Water and Sewer Rev., AGM, 5%, 12/01/2034	930,000	1,128,592
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	8,660,000	9,634,077

		$79,218,005
Maine - 0.1%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 6.25%, 1/01/2025 (Put Date 2/01/2017)	$3,985,000	$4,067,330

Maryland - 0.6%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 7/01/2040	$1,320,000	$1,398,250
Anne Arundel County, MD, Special Obligation (VLG South Waugh Chapel Project), 6.25%, 7/01/2040	4,700,000	4,978,804
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 7%, 9/01/2038	2,600,000	2,765,932
Maryland Economic Development Corp. Adjustable Mode Rev. Refunding (Constellation Energy Group, Inc. Project), “B”, 2.55%, 12/01/2025 (Put Date 6/01/2020)	3,155,000	3,228,764
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 6/01/2025	885,000	994,820
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	820,000	1,011,486
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 1/01/2041	2,360,000	2,798,936
State of Maryland, “B”, 4%, 8/01/2027	3,105,000	3,549,853

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Westminster, MD, Refunding Rev. (Carroll Lutheran Village, Inc.), 5.125%, 7/01/2040	$2,600,000	$2,851,394

		$23,578,239
Massachusetts - 3.7%
Massachusetts College Building Authority Rev., “A”, 5%, 5/01/2031	$2,535,000	$3,059,517
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037	9,250,000	9,557,655
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2021	685,000	790,058
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2022	685,000	805,492
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2023	510,000	609,578
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2024	1,250,000	1,516,088
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2029	1,450,000	1,739,580
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2030	3,015,000	3,604,433
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2031	835,000	992,640
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2035	9,160,000	10,669,934
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,690,000	3,150,824
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2034	3,235,000	3,842,177
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2035	1,745,000	2,065,748
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2036	2,065,000	2,426,664
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/2031	869,621	920,372
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/2039	218,601	230,384
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/2046	525,000	551,103
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 11/15/2046	58,153	56,406
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/2056	289,249	1,611

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/2033	$1,350,000	$1,489,671
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043	2,080,000	2,299,586
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 4%, 4/15/2020	90,000	96,639
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	170,000	201,178
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/2033	430,000	550,366
Massachusetts Development Finance Agency Rev. (Simmons College), “K-1”, 5%, 10/01/2024	1,400,000	1,724,058
Massachusetts Development Finance Agency Rev. (Simmons College), “K-1”, 5%, 10/01/2025	800,000	999,240
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2036	1,685,000	2,030,088
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2028	960,000	1,140,845
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 11/01/2027	3,585,000	3,635,118
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/2042	11,780,000	11,998,401
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/2042 (Prerefunded 5/01/2019)	685,000	779,174
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/2030	2,030,000	2,222,322
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/2031	1,375,000	1,494,584
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 1/01/2030	1,540,000	1,618,540
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/2022	250,000	281,985
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 7/01/2026	1,520,000	1,592,990
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 7/01/2028	1,585,000	1,666,120
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033 (u)	18,000,000	18,330,660
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 11/15/2036 (u)	25,000,000	27,797,750
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 7/01/2030	6,130,000	6,996,292

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Housing Finance Agency, Single Family Housing Rev., “169”, 4%, 12/01/2029	$1,585,000	$1,740,489
Massachusetts Housing Finance Agency, Single Family Housing Rev., “177”, 4%, 6/01/2039	1,265,000	1,370,754
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), “A”, 5.125%, 7/01/2041	340,000	386,828
Massachusetts Port Authority Special Facilities Rev. (Delta Air Lines Project, Inc.), “A”, AMBAC, 5%, 1/01/2027	2,760,000	2,771,288
Massachusetts State Development Finance Agency Rev., Dana-Farber Cancer Institute Issue, “N”, 5%, 12/01/2041	4,500,000	5,482,575

		$147,287,805
Michigan - 2.5%
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “A”, 5.25%, 7/01/2039	$9,635,000	$11,044,986
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5%, 7/01/2019	3,270,000	3,627,738
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5%, 7/01/2020	3,275,000	3,727,441
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, AGM, 5%, 7/01/2039	3,190,000	3,635,834
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/2023	1,020,000	1,024,121
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5%, 7/01/2036	375,000	415,774
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5.25%, 7/01/2041	2,055,000	2,308,073
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/2025	155,000	155,626
Detroit, MI, Water Supply System Rev., Senior Lien, “C”, 5%, 7/01/2041	535,000	594,738
Grand Valley, MI, State University Rev., 5.5%, 12/01/2027 (Prerefunded 12/01/2016)	1,015,000	1,032,154
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.375%, 5/15/2027	750,000	759,218
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.5%, 5/15/2036	3,050,000	3,084,282
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	635,000	704,221
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	800,000	888,808
Michigan Finance Authority Hospital Rev. (Beaumont Health Credit Group), “A”, 5%, 8/01/2033	1,105,000	1,317,558

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Finance Authority Hospital Rev. (Sparrow Obligated Group), 5%, 11/15/2045	$7,000,000	$8,300,740
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2033	875,000	1,035,125
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2034	2,070,000	2,439,826
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2035	1,355,000	1,591,217
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “D-2”, 5%, 7/01/2034	885,000	1,043,114
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department), “C-1”, 5%, 7/01/2044	2,375,000	2,676,221
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department), “C-2”, 5%, 7/01/2044	1,365,000	1,504,298
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department), “C-6”, 5%, 7/01/2033	2,280,000	2,664,112
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/2039	4,405,000	5,028,924
Michigan Housing Development Authority, “A”, 4%, 6/01/2046	6,870,000	7,498,055
Michigan Strategic Fund (Waste Management, Inc.), 1.5%, 8/01/2027 (Put Date 8/01/2017)	4,505,000	4,527,029
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	1,050,000	1,222,652
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/2039 (Prerefunded 9/01/2018)	6,945,000	8,047,727
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	2,215,000	2,573,298
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	750,000	904,103
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	575,000	662,469
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	1,240,000	1,423,694
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, AGM, 5%, 12/01/2040	8,165,000	10,023,354
Western Michigan University Rev., “A”, 5%, 11/15/2040	1,250,000	1,479,050
Western Michigan University Rev., “A”, 5%, 11/15/2045	1,850,000	2,179,448

		$101,145,028

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Minnesota - 0.3%
Brooklyn Park, MN, Charter School Lease Rev. (Athlos Leadership Academic Project), “A”, 5.25%, 7/01/2030	$410,000	$427,175
Brooklyn Park, MN, Charter School Lease Rev. (Athlos Leadership Academic Project), “A”, 5.5%, 7/01/2035	540,000	563,566
Brooklyn Park, MN, Charter School Lease Rev. (Athlos Leadership Academic Project), “A”, 5.5%, 7/01/2040	610,000	631,265
Brooklyn Park, MN, Charter School Lease Rev. (Athlos Leadership Academic Project), “A”, 5.75%, 7/01/2046	1,145,000	1,196,514
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.25%, 7/01/2040	500,000	542,200
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.5%, 7/01/2050	3,000,000	3,278,280
Minnesota Housing Finance Agency, Residential Housing, “A”, 4%, 1/01/2041	1,760,000	1,908,262
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.375%, 9/01/2031	630,000	723,227
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.625%, 9/01/2042	1,260,000	1,459,219
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.45%, 8/01/2028	250,000	267,530
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.7%, 8/01/2036	1,250,000	1,336,375

		$12,333,613
Mississippi - 0.4%
Jackson County, MS, Utility Authority Rev. (Water and Wastewater Treatment System), AGM, 5%, 9/01/2040	$2,345,000	$2,772,916
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 4/01/2027	1,195,000	1,221,135
Mississippi Home Corp. Rev. (Kirkwood Apartments Project), 6.8%, 11/01/2037 (d)(q)	3,660,000	2,539,271
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	1,845,000	2,175,071
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2023	4,810,000	5,747,517

		$14,455,910
Missouri - 0.9%
Dardenne, MO, Town Square Transportation Development District, “A”, 5%, 5/01/2026 (d)(q)	$2,495,000	$897,901
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.125%, 9/01/2025	1,070,000	1,153,899

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 9/01/2034	$1,590,000	$1,731,224
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/2039	465,000	544,878
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/2040	1,650,000	1,850,145
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/2045	2,300,000	2,571,400
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/2035	3,190,000	3,588,559
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/2044	795,000	893,190
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/2031	1,735,000	2,094,076
Missouri Health & Educational Facilities Authority, Senior Living Facilities Rev. (Lutheran Senior Services Project), “A”, 5%, 2/01/2036	495,000	578,135
Missouri Health & Educational Facilities Authority, Senior Living Facilities Rev. (Lutheran Senior Services Project), “A”, 5%, 2/01/2046	1,155,000	1,344,813
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, GNMA, 3.75%, 5/01/2038	1,340,000	1,446,021
Missouri Housing Development Commission, Single Family Mortgage Rev. (Special Home Ownership Loan Program), “B”, GNMA, 4%, 11/01/2040	1,270,000	1,374,229
Osage Beach, MO, Tax Increment Rev. (Prewitts), 5%, 5/01/2023	1,500,000	1,500,270
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	695,000	746,750
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	490,000	516,592
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	1,320,000	1,384,720
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “B-2”, 3.85%, 8/15/2020	270,000	270,851
St. Louis County, MO, Industrial Development Authority Senior Living Facilities Rev. (St. Andrews Resources for Seniors Obligated Group), “B”, 3.125%, 12/01/2019	3,195,000	3,206,470
St. Louis, MO, Industrial Development Authority Rev. (St. Andrew’s Resources for Seniors Obligated Group), “A”, 5.125%, 12/01/2045	3,620,000	3,867,608
St. Louis, MO, Land Clearance Redevelopment Authority, Facilities Improvement Special Rev. (Kiel Opera House), “B”, 7%, 9/01/2035	4,245,000	4,459,712

		$36,021,443

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Nebraska - 0.1%
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 3%, 3/01/2044	$945,000	$973,955
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 4%, 9/01/2044	2,085,000	2,238,331

		$3,212,286
Nevada - 0.1%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2035	$1,715,000	$1,791,952
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045	2,205,000	2,296,530

		$4,088,482
New Hampshire - 0.8%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027	$4,935,000	$5,591,997
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039	805,000	866,534
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4%, 4/01/2029 (Put Date 10/01/2019)	985,000	1,033,570
New Hampshire Health & Education Facilities Authority Rev. (Dartmouth College), 5.25%, 6/01/2039 (u)	20,000,000	22,567,400
New Hampshire Health & Education Facilities Authority Rev. (Rivermead), “A”, 6.875%, 7/01/2041	2,625,000	3,026,914

		$33,086,415
New Jersey - 6.2%
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 11/01/2035	$2,500,000	$2,505,125
Middlesex County, NJ, New Brunswick City Guaranteed Parking Rev., “A”, BAM, 5%, 9/01/2036	1,100,000	1,348,259
Middlesex County, NJ, New Brunswick City Guaranteed Parking Rev., “A”, BAM, 5%, 9/01/2039	1,100,000	1,347,159
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2027	200,000	242,810
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2028	605,000	726,877
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2029	710,000	849,132
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2029	445,000	508,119
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2030	690,000	786,524

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2031	$2,570,000	$2,909,137
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2032	1,305,000	1,473,162
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 5.75%, 10/01/2021	200,000	218,754
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/2028	1,500,000	1,878,855
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/2031	9,985,000	12,315,499
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), “B”, 6.5%, 4/01/2018	1,220,000	1,296,091
New Jersey Economic Development Authority Rev. (Lions Gate Project), 4.375%, 1/01/2024	650,000	695,656
New Jersey Economic Development Authority Rev. (Lions Gate Project), 4.875%, 1/01/2029	2,300,000	2,470,453
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5%, 1/01/2034	2,850,000	3,052,151
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5.25%, 1/01/2044	1,695,000	1,825,346
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2021	105,000	118,551
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2022	615,000	704,925
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2023	705,000	818,491
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	985,000	1,139,359
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	1,510,000	1,718,803
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2048	410,000	461,840
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 11/15/2036 (Prerefunded 11/15/2016)	2,735,000	2,773,317
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/2027	325,000	389,938

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/2028	$325,000	$378,287
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	975,000	1,137,016
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/2039	1,060,000	1,229,494
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	530,000	612,823
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/2019	8,540,000	9,088,012
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 9/15/2023	7,870,000	8,874,369
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	5,770,000	6,460,842
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	1,820,000	2,115,186
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/2030	8,595,000	9,989,023
New Jersey Educational Facilities Authority Rev. (Stockton University), “A”, AGM, 5%, 7/01/2034	610,000	736,709
New Jersey Educational Facilities Authority Rev. (Stockton University), “A”, AGM, 5%, 7/01/2035	755,000	908,899
New Jersey Educational Facilities Authority Rev. (Stockton University), “A”, AGM, 4%, 7/01/2036	1,115,000	1,210,054
New Jersey Educational Facilities Authority Rev. (Stockton University), “A”, 5%, 7/01/2041	945,000	1,117,708
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 12/01/2032 (Prerefunded 6/01/2019)	4,280,000	5,085,453
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/2017	2,335,000	2,442,363
New Jersey Health Care Facilities, Financing Authority Rev. (St. Joseph’s Healthcare System), 6.625%, 7/01/2038	8,000,000	8,753,040
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	10,225,000	12,034,109
New Jersey Higher Education Assistance Authority Senior Student Loan Rev., “1A”, 3.5%, 12/01/2029	3,415,000	3,419,269
New Jersey Higher Education Assistance Authority Student Loan Rev., “A”, ASSD GTY, 6.125%, 6/01/2030	2,325,000	2,494,865
New Jersey Higher Education Student Assistance Authority, Student Loan Rev., “1A”, 2.75%, 12/01/2027	7,250,000	7,319,310
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/2023	17,505,000	17,855,100

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/2034	$31,335,000	$30,559,772
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/2041	67,205,000	66,027,568
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/2041	400,000	104,004
Newark, NJ, Housing Authority, Secured Police Facility Rev. (South Ward Police Facility), AGM, 5%, 12/01/2038	1,645,000	1,945,163

		$246,472,771
New Mexico - 0.6%
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 6/01/2040	$11,915,000	$13,554,861
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 8/15/2026	1,580,000	1,602,246
New Mexico Municipal Energy Acquisition Authority, Gas Supply Rev., “A”, 5%, 11/01/2039 (Put Date 8/01/2019)	8,250,000	9,197,760

		$24,354,867
New York - 5.8%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/2030	$2,265,000	$2,595,939
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc.), 5%, 7/01/2020	155,000	176,286
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc.), 5%, 7/01/2022	415,000	493,003
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc.), 5%, 7/01/2024	210,000	257,235
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc.), 5%, 7/01/2025	155,000	191,896
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045	8,235,000	9,876,400
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 5.75%, 7/01/2033	3,860,000	3,782,182
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	4,025,000	3,945,828
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 5%, 1/01/2035	3,360,000	3,809,971
Build NYC Resource Corp., New York Rev. (Federally Taxable, International Leadership Charter High School Project), “B”, 5%, 7/01/2021	200,000	200,338
Build NYC Resource Corp., New York Rev. (International Leadership Charter High School Project), “A”, 6.25%, 7/01/2046	1,315,000	1,314,921

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Chautauqua County, NY, Capital Resource Corp. Rev. (Women’s Christian Assn.), “A”, 8%, 11/15/2030	$3,890,000	$3,930,223
Dutchess County, NY, Local Development Corp. (Health Quest Systems, Inc.), 4%, 7/01/2041	705,000	768,260
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 8/01/2033	600,000	606,582
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2/15/2047	3,340,000	3,415,451
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/2047	3,230,000	3,819,152
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2034	785,000	931,395
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2040	2,130,000	2,499,491
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2045	990,000	1,156,627
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 8/15/2030	1,570,000	1,775,356
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/2035	975,000	1,093,307
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), 5%, 12/01/2040	1,000,000	1,129,370
New York Energy Research & Development Authority Pollution Control Rev. (New York Electric & Gas Corp. Project), “C”, 2%, 6/01/2029 (Put Date 5/01/2020)	3,015,000	3,099,933
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	35,370,000	47,589,628
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	12,985,000	14,889,120
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040	5,850,000	6,816,537
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “3”, 7.25%, 11/15/2044	3,970,000	5,221,066
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/2049	4,760,000	5,413,643
New York Thruway Authority General Rev., Junior Indebtedness Obligations, “A”, 5.25%, 1/01/2056	2,535,000	3,128,646
New York Transportation Development Corp., Special Facility Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2026	8,280,000	9,194,692
New York Transportation Development Corp., Special Facility Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	5,185,000	5,678,819
New York, NY, “J-9”, FRN, 0.84%, 8/01/2027	3,355,000	3,352,551

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York, NY, City Housing Development Corp., Multifamily Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	$10,911,318	$11,741,342
New York, NY, City Industrial Development Agency Rev. (Yankee Stadium Project), “A”, ASSD GTY, 7%, 3/01/2049	10,000,000	11,564,500
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “CC”, 5%, 6/15/2047	1,330,000	1,599,032
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/2042	12,055,000	12,330,698
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/2025	505,000	568,327
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5.125%, 7/01/2031	510,000	575,795
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/2042	3,110,000	3,829,654
Orange County, NY, Funding Corp. Assisted Living Residence Rev. (The Hamlet at Wallkill Assisted Living Project), 6.5%, 1/01/2046	3,000,000	3,091,650
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2036	2,435,000	2,872,545
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2042	2,780,000	3,270,253
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 12/01/2023 (n)	6,470,000	6,625,215
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligation, “A”, 5.25%, 12/01/2016 (n)	45,000	45,463
Tobacco Settlement Asset Securitization Corporation, NY, “1”, 5%, 6/01/2026	10,730,000	10,754,572
Ulster County, NY, Capital Resource Corp Rev. (Health Alliance Senior Living- Woodland Pond at New Paltz), “B”, 7%, 9/15/2044	2,010,000	2,127,686
Ulster County, NY, Capital Resource Corp Rev. (Health Alliance Senior Living- Woodland Pond at New Paltz), Convertible Capital Appreciation, “A”, 0% to 9/15/2019, 7.5% to 9/15/2044	3,615,000	3,233,401
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 9/15/2037	5,620,000	5,720,317

		$232,104,298
North Carolina - 0.4%
North Carolina Housing Finance Agency Rev., “30-A”, 5.25%, 7/01/2039	$7,205,000	$7,259,758
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (Aldersgate), 5%, 7/01/2045	1,325,000	1,443,389
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037	1,260,000	1,370,804

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2030	$355,000	$432,131
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2031	120,000	145,474
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	1,030,000	1,184,263
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	1,310,000	1,456,419
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	750,000	829,883
University of North Carolina at Wilmington (Student Housing Projects), 5%, 6/01/2029	1,190,000	1,463,093
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	955,000	1,134,636

		$16,719,850
North Dakota - 0.1%
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “A”, 4%, 7/01/2034	$835,000	$901,224
North Dakota Housing Finance Agency Rev., (Home Mortgage Finance Program), “B”, 4%, 1/01/2036	1,600,000	1,744,112

		$2,645,336
Ohio - 6.6%
American Municipal Power, Inc. (Prairie State Energy Campus Project), “A”, 5%, 2/15/2042	$3,440,000	$4,053,834
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 6/01/2045	5,990,000	6,584,268
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.125%, 6/01/2024	28,745,000	28,300,602
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.375%, 6/01/2024	17,075,000	16,832,535
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.875%, 6/01/2030	3,310,000	3,301,626
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.75%, 6/01/2034	4,485,000	4,440,240
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6%, 6/01/2042	21,225,000	21,223,090
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.875%, 6/01/2047	7,930,000	7,870,049
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6.5%, 6/01/2047	69,705,000	71,255,936
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-3”, 6.25%, 6/01/2037	11,535,000	11,756,472

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 11/01/2040	$5,435,000	$6,396,669
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 11/01/2040	2,210,000	2,625,922
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Euclid Avenue Development Corp. Project), 5%, 8/01/2044	1,025,000	1,122,047
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Flats East Development Project), 7%, 5/15/2040	1,135,000	1,299,984
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, OH, Inc.), 5%, 11/15/2034	1,380,000	1,595,528
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, OH, Inc.), 5%, 11/15/2044	2,055,000	2,362,860
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 7/01/2042	8,380,000	10,129,157
Lake County, OH, Hospital Facilities Rev., 6%, 8/15/2043 (Prerefunded 8/15/2018)	2,410,000	2,675,221
Lake County, OH, Hospital Facilities Rev., 6%, 8/15/2043	460,000	503,672
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 4/01/2030	2,235,000	2,501,099
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 4/01/2040	3,230,000	3,629,906
Ohio Air Quality Development Authority Rev. (FirstEnergy Corp.), “A”, 5.7%, 8/01/2020	4,335,000	4,777,083
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/2035	7,865,000	9,228,948
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 12/01/2027	3,975,000	4,172,955
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2/15/2031	1,370,000	1,476,120
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2/15/2038	4,100,000	4,425,417
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2029	690,000	781,556
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.75%, 12/01/2032	3,725,000	4,286,656
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2035	1,520,000	1,646,981
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2043	1,715,000	1,844,311

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2043	$2,100,000	$2,393,223
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	420,000	474,604
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 5/15/2025	475,000	476,397
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 11/15/2025	2,150,000	2,156,020
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2038 (u)	3,355,000	4,001,374
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2043 (u)	8,150,000	9,685,786

		$262,288,148
Oklahoma - 0.9%
Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise., “A”, 8.5%, 8/25/2026 (n)	$2,710,000	$3,274,683
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2027	1,350,000	1,384,682
Norman, OK, Regional Hospital Authority Rev., 5.375%, 9/01/2029	795,000	797,035
Oklahoma Development Finance Authority Continuing Care Retirement Community Rev. (Inverness Village), 5.75%, 1/01/2037	3,720,000	4,011,090
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	1,390,000	1,516,282
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), “A”, 7.25%, 11/01/2045	3,500,000	3,869,565
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/2045	660,000	746,156
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 10/01/2027	4,795,000	5,524,991
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), 5%, 6/01/2035 (Put Date 6/01/2025)	2,005,000	2,336,246
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/2035	3,205,000	3,656,520
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/2035	6,615,000	7,577,549

		$34,694,799
Oregon - 0.4%
Astoria, OR, Hospital Facilities Authority Rev. (Columbia Memorial Hospital), 5%, 8/01/2041	$935,000	$1,101,795
Astoria, OR, Hospital Facilities Authority Rev. (Columbia Memorial Hospital), 4%, 8/01/2046	820,000	867,142
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4.5%, 5/01/2029	655,000	729,513

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oregon - continued
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2030	$215,000	$259,026
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2036	1,100,000	1,296,064
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2040	815,000	925,433
Forest Grove, OR, Student Housing Rev. (Oak Tree Foundation, Inc.), 5.5%, 3/01/2037	2,815,000	2,855,536
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.125%, 9/01/2030	2,390,000	2,569,465
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.375%, 9/01/2040	4,100,000	4,460,554
Yamhill Country Hospital Authority Rev. (Friendsview Retirement Community Oregon), “A”, 5%, 11/15/2031	370,000	412,861
Yamhill Country Hospital Authority Rev. (Friendsview Retirement Community Oregon), “A”, 5%, 11/15/2036	310,000	340,039
Yamhill Country Hospital Authority Rev. (Friendsview Retirement Community Oregon), “A”, 5%, 11/15/2046	830,000	905,472
Yamhill Country Hospital Authority Rev. (Friendsview Retirement Community Oregon), “A”, 5%, 11/15/2051	665,000	719,397

		$17,442,297
Pennsylvania - 5.2%
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 10/15/2028	$1,305,000	$1,401,270
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 10/15/2038	2,025,000	2,176,673
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2035	1,110,000	1,219,113
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2042	4,605,000	5,024,700
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/2027	620,000	624,954
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/2037	800,000	805,112
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 12/01/2022	500,000	504,685
Chester County, PA, Health & Educational Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	1,730,000	1,819,856
Chester County, PA, Health & Educational Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2030	815,000	874,006
Chester County, PA, Health & Educational Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2035	815,000	854,617

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Clairton, PA, Municipal Authority, “B”, 5%, 12/01/2037	$1,735,000	$1,983,383
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), 5%, 7/01/2034	330,000	368,333
Commonwealth of Pennsylvania, AGM, 4%, 2/01/2034	14,425,000	15,936,884
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/2028	1,740,000	1,897,435
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2030	1,035,000	1,120,864
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2040	4,300,000	4,635,099
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/2041	965,000	1,033,930
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6.125%, 1/01/2045	7,220,000	7,800,632
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2021	685,000	789,106
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2022	1,660,000	1,946,333
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2023	855,000	1,020,793
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/2029 (Prerefunded 1/01/2019)	815,000	921,007
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/2029	90,000	100,665
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/2039 (Prerefunded 1/01/2019)	6,355,000	7,219,661
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/2039	705,000	794,909
Dallas, PA, Area Municipal Authority Rev. (Misericordia University Project), 5%, 5/01/2029	1,335,000	1,498,818
Delaware County, PA, Authority College Rev. (Neumann University), 6%, 10/01/2025 (Prerefunded 10/01/2018)	510,000	568,808
Delaware County, PA, Authority University Rev. (Neumann University), 6.125%, 10/01/2034 (Prerefunded 10/01/2018)	250,000	279,503
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/01/2017	3,520,000	3,681,744
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 8/01/2018	1,680,000	1,822,783
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/2039	325,000	360,601

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/2046	$180,000	$198,797
East Hempfield, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030	330,000	378,817
East Hempfield, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035	420,000	473,054
Erie, PA, Water Authority Rev., AGM, 5%, 12/01/2049	2,325,000	2,767,820
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	4,245,000	4,586,086
Lancaster County, PA, Hospital Authority Health System Rev. (Landis Homes Retirement Community Project), “A”, 5%, 7/01/2045	2,500,000	2,848,900
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/2027	580,000	718,307
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/2035	210,000	249,050
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/2043	7,735,000	9,074,934
Luzerne County, PA, “A”, AGM, 5%, 11/15/2029	6,760,000	7,960,306
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 4/01/2036	4,315,000	4,410,232
Montgomery County, PA, Industrial Development Authority Pollution Control Rev. (Peco Energy Company Project), “A”, 2.55%, 6/01/2029 (Put Date 6/01/2020)	1,025,000	1,046,484
Montgomery County, PA, Industrial Development Authority Rev. (Albert Einstein Healthcare Network Issue), “A”, 5.25%, 1/15/2036	8,510,000	9,719,526
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	8,275,000	8,685,854
Moon Industrial Development Authority Rev. (Baptist Homes Society), 6.125%, 7/01/2050	3,915,000	4,494,381
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 8/15/2040	1,075,000	1,181,006
Northeastern PA, Hospital & Education Authority Rev. (Wilkes University Project), “A”, 5%, 3/01/2037	1,355,000	1,586,732
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 6/30/2026	590,000	725,281
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2030	2,010,000	2,415,719
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	15,950,000	18,849,232

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2038	$6,900,000	$8,134,617
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/2032	3,415,000	3,779,790
Pennsylvania Higher Educational Facilities Authority Rev. (East Stroudsburg University), 5%, 7/01/2042	2,525,000	2,683,545
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/2030	740,000	807,917
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 11/01/2041	1,545,000	1,777,646
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 6.25%, 10/01/2043	5,500,000	6,341,665
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/2037	1,065,000	1,096,066
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/2042	1,950,000	2,004,015
Philadelphia, PA, Authority for Industrial Development Rev. (KIPP Charter School Project), “B”, 4%, 4/01/2026	1,035,000	1,067,665
Philadelphia, PA, Authority for Industrial Development Rev. (KIPP Charter School Project), “B”, 5%, 4/01/2046	2,000,000	2,098,100
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 8/01/2035	470,000	525,855
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/2033	2,780,000	2,970,541
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/2043	5,820,000	6,242,299
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 6.875%, 6/15/2033	1,145,000	1,315,010
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 7.375%, 6/15/2043	1,975,000	2,320,941
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 6/15/2033	850,000	986,247
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	1,670,000	1,957,591
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/2034	1,060,000	1,194,355
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), “A”, 5%, 6/01/2044	3,000,000	3,509,850
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 7/01/2035	705,000	713,939

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2030	$395,000	$458,781
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2035	690,000	783,426
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 3/01/2037 (Prerefunded 3/01/2017)	1,795,000	1,841,885
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 3/01/2037	1,205,000	1,229,462

		$209,298,003
Puerto Rico - 5.1%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	$810,000	$839,403
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/2047	3,355,000	3,473,130
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AMBAC, 5.25%, 7/01/2017	135,000	136,459
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AMBAC, 5.25%, 7/01/2018	1,305,000	1,327,355
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	1,080,000	1,149,779
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2029	80,000	86,952
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	2,800,000	2,981,636
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	2,960,000	3,133,426
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	8,365,000	8,387,084
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	630,000	630,050
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	3,675,000	3,768,272
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	20,035,000	19,995,331
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “M”, ASSD GTY, 5%, 7/01/2032	1,130,000	1,138,159
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/2030	4,645,000	4,755,597
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/2031	3,090,000	3,154,087
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	2,065,000	2,144,977

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	$6,205,000	$6,591,758
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	7,560,000	8,002,940
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, AMBAC, 5.5%, 7/01/2017	2,670,000	2,734,400
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, AMBAC, 5.5%, 7/01/2025	945,000	1,000,245
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	2,320,000	2,462,378
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2021	875,000	929,075
Commonwealth of Puerto Rico, “A”, AGM, 5.375%, 7/01/2025	750,000	790,260
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5.125%, 7/01/2030	7,405,000	7,416,996
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	6,080,000	6,241,059
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	1,345,000	1,398,827
Commonwealth of Puerto Rico, Public Improvement, “C”, AGM, 5.25%, 7/01/2027	465,000	465,856
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027	3,540,000	3,687,476
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2020	840,000	840,319
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	6,560,000	6,559,410
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	555,000	530,358
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	2,345,000	2,211,101
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/2017	145,000	149,811
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2020	65,000	68,197
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2022	2,165,000	2,280,481
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 4.75%, 7/01/2033	380,000	373,396
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	240,000	240,317
Puerto Rico Electric Power Authority Rev., “RR”, ASSD GTY, 5%, 7/01/2028	185,000	184,983
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2019	3,825,000	3,876,561

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/2030	$280,000	$267,870
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2026	65,000	65,309
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/2018	155,000	160,780
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/2019	885,000	929,533
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	490,000	494,929
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/2027	1,705,000	1,636,459
Puerto Rico Electric Power Authority Rev., “V”, AGM, 5.25%, 7/01/2027	160,000	165,576
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2025	475,000	501,928
Puerto Rico Electric Power Authority Rev., “VV”, 5.25%, 7/01/2029	2,645,000	2,763,205
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	4,615,000	4,816,768
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	485,000	506,767
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University Project), 5%, 3/01/2021	100,000	98,823
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University Project), 5.375%, 12/01/2021	665,000	660,844
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/2026	4,530,000	4,386,988
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	3,640,000	3,640,910
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2017	505,000	503,152
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2018	320,000	317,152

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/2020	$165,000	$156,074
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	570,000	553,561
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	645,000	621,516
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	1,340,000	1,253,449
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/2031	980,000	943,573
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	1,330,000	1,222,869
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2036	1,015,000	901,056
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	1,625,000	1,480,846
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/2031	525,000	380,069
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/2042	260,000	188,006
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2018	715,000	737,587
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2023	3,900,000	4,108,299
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	8,405,000	8,879,294

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	$5,775,000	$6,118,959
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	17,780,000	18,765,723
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2028	1,075,000	1,130,685
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	325,000	332,030
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2027	1,470,000	1,531,240
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2028	490,000	509,228
Puerto Rico Public Buildings Authority Government Facilities Rev., “N”, ASSD GTY, 5%, 7/01/2032	690,000	695,265
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/2035 (Put Date 7/01/2017)	6,225,000	6,374,587
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, ASSD GTY, 5%, 7/01/2036	735,000	735,845
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040	5,570,000	3,922,728
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2047	14,305,000	2,056,201
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	595,000	595,065

		$202,248,649
Rhode Island - 0.2%
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 5%, 5/15/2039	$2,345,000	$2,752,209
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.625%, 12/01/2034	3,620,000	3,630,788

		$6,382,997
South Carolina - 1.0%
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 12/01/2037	$1,300,000	$1,301,885
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2/20/2048	1,380,000	1,381,891
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	4,130,000	4,539,531
South Carolina Housing, Finance & Development Authority Mortgage Rev., “A-1”, 4%, 7/01/2041	9,110,000	9,834,063
South Carolina Jobs & Economic Development Authority Hospital Rev. (Palmetto Health), 5.75%, 8/01/2039	940,000	1,028,210
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/2032	1,499,418	1,567,731

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
South Carolina - continued
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/2047	$1,724,709	$1,780,917
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/2047	536,712	60,412
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/2047	512,907	57,733
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	805,000	848,639
South Carolina Public Service Authority Rev., “A”, 5%, 12/01/2046	1,800,000	2,127,852
South Carolina Public Service Authority Rev., “A”, 5%, 12/01/2049	10,000,000	11,647,500
South Carolina Public Service Authority Rev., “B”, 5%, 12/01/2056	4,130,000	4,871,500

		$41,047,864
South Dakota - 0.1%
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/2034	$1,520,000	$1,810,563
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/2044	1,455,000	1,709,349

		$3,519,912
Tennessee - 2.0%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045	$2,270,000	$2,606,278
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/2040	5,000,000	5,496,950
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 8/01/2017	790,000	790,174
Johnson City, TN, Health & Educational Facilities Board Rev. (Appalachian Christian Village Project), “A”, 5%, 2/15/2043	3,000,000	3,215,790
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), 6%, 7/01/2038	1,700,000	1,946,959
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2035	3,225,000	3,923,213
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2040	2,565,000	3,095,288
Metropolitan Government of Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2040	3,000,000	3,549,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “A”, 5%, 10/01/2039 (u)	$10,000,000	$11,195,000
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “B”, 5%, 10/01/2039 (u)	10,000,000	11,345,300
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5%, 12/01/2034	500,000	541,025
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2044	1,000,000	1,073,900
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2049	2,265,000	2,429,122
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	12,055,000	13,441,446
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	2,105,000	2,526,042
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2024	3,625,000	4,482,494
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	250,000	316,060
Tennessee Housing Development Agency Rev., Housing Finance Program, “A”, 3.5%, 7/01/2045	5,385,000	5,753,119
Tennessee Housing Development Agency, Residential Financing Program Rev., “2-C”, 4%, 1/01/2045	1,825,000	1,967,460

		$79,694,620
Texas - 9.6%
Alamo, TX, Regional Mobility Authority Vehicle Registration Fee Rev., 5%, 6/15/2041	$2,090,000	$2,522,108
Alamo, TX, Regional Mobility Authority Vehicle Registration Fee Rev., 5%, 6/15/2046	4,090,000	4,917,489
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.375%, 8/15/2036	820,000	837,851
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.5%, 8/15/2046	3,680,000	3,737,739
Arlington, TX, Higher Education Finance Corp. Education Rev. (Wayside Schools), “A”, 4.375%, 8/15/2036	555,000	564,413
Arlington, TX, Higher Education Finance Corp. Education Rev. (Wayside Schools), “A”, 4.625%, 8/15/2046	1,040,000	1,058,938
Austin, TX, (Travis, Williamson and Hays Counties) Water and Wastewater System Rev., 5%, 11/15/2045	1,860,000	2,302,550

Portfolio of Investments (unaudited) - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/2017	$845,000	$858,926
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/2020	830,000	840,566
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/2024	4,640,000	4,703,846
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 12/15/2036 (a)(d)	4,650,000	47
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.), “A-3”, 5.125%, 5/15/2033	4,685,000	4,896,903
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 5/15/2033	8,455,000	9,255,350
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 5/15/2033	1,625,000	1,696,760
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 3/01/2027	3,750,000	3,779,738
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/2045	1,315,000	1,554,501
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2033	845,000	1,031,880
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 8/15/2041	695,000	786,622
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5%, 8/15/2042	3,385,000	3,764,560
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2043	1,850,000	2,257,796
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/2040	4,940,000	5,673,985
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/2045	1,670,000	1,922,955
Clifton, TX, Higher Education Finance Corp., Education Rev. (Uplift Education), “A”, 3.375%, 12/01/2024	490,000	506,013
Dallas and Fort Worth, TX, International Airport Rev., “A”, 5%, 11/01/2038	4,430,000	4,971,966
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	4,370,000	5,151,225
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	9,175,000	10,584,280
Dallas, TX, Area Rapid Transit Senior Lien Sales Tax Rev., “A”, 5%, 12/01/2046	7,000,000	8,501,290
Dallas, TX, Waterworks & Sewer System Rev., “A”, 5%, 10/01/2034	9,560,000	12,037,187
Dallas, TX, Waterworks & Sewer System Rev., “A”, 5%, 10/01/2036	10,645,000	13,304,015
Dallas, TX, Waterworks & Sewer System Rev., “A”, 4%, 10/01/2041	3,190,000	3,574,714

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Deaf Smith County, TX, Hospital District, “A”, 6.5%, 3/01/2040	$3,800,000	$4,279,560
Decatur Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/2044	1,860,000	2,021,932
Gregg County, TX, Health Facilities Development Corp. Hospital Rev., (Good Shepherd Obligated Group), “A”, FRN, 4.227%, 10/01/2029 (Put Date 3/01/2017)	5,125,000	5,138,581
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/2025	2,345,000	2,511,331
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings Project), 7%, 12/01/2036 (a)(d)	746,831	5,601
Harris County, TX, 5.625%, 5/01/2020	776,035	778,030
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (Brazos Presbyterian Homes Inc. Project), 7%, 1/01/2043	2,265,000	2,724,704
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 11/15/2032	4,535,000	5,049,904
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 12/01/2035 (Prerefunded 12/01/2018)	2,400,000	2,765,520
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2031	1,425,000	1,691,489
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	185,000	218,837
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	450,000	530,834
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, 0%, 11/15/2034	4,580,000	2,361,952
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, 0%, 11/15/2038	40,280,000	16,119,653
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	745,000	279,926
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	1,865,000	541,820
Houston, TX, Airport System Rev., “B”, 5%, 7/01/2026	1,335,000	1,571,535
Houston, TX, Airport System Rev., Special Facilities Rev. (Continental Airlines, Inc.), 6.625%, 7/15/2038	7,680,000	8,962,022
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/2020	3,075,000	3,340,526
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	9,305,000	10,667,810
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	9,905,000	11,202,852

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	$6,515,000	$7,469,252
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2020	7,970,000	8,853,634
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/2023	185,000	185,242
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/2039 (Prerefunded 8/15/2019)	1,670,000	1,943,062
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	4,385,000	5,259,194
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2/15/2037 (Prerefunded 2/15/2017)	6,400,000	6,572,800
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 6.25%, 2/15/2037 (Prerefunded 2/15/2019)	4,340,000	4,948,772
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 11/01/2029	2,680,000	3,048,339
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2024	300,000	345,732
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2030	905,000	1,041,266
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5.125%, 2/15/2030	750,000	850,920
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2035	1,135,000	1,282,925
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2036	500,000	551,085
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5.125%, 2/15/2042	1,750,000	1,953,070
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2035	1,325,000	1,450,014
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2043	1,420,000	1,542,418
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Carillon Lifecare Community Project), 5%, 7/01/2036	1,035,000	1,086,160
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Carillon Lifecare Community Project), 5%, 7/01/2046	1,655,000	1,720,852

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2049	$1,470,000	$1,588,364
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2031	230,000	276,216
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 4%, 7/01/2036	1,170,000	1,252,099
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2046	2,330,000	2,705,596
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2051	2,330,000	2,689,985
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4%, 7/01/2031	525,000	559,073
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4.25%, 7/01/2036	790,000	839,968
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 5%, 7/01/2046	2,105,000	2,384,691
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4.75%, 7/01/2051	1,845,000	1,997,840
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2030	310,000	359,588
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2035	310,000	353,970
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2047	770,000	870,470
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Collegiate Housing Corpus Christi II LLC - Texas A&M University - Corpus Christi Project), 5%, 4/01/2031	330,000	388,988
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Collegiate Housing Corpus Christi II LLC - Texas A&M University - Corpus Christi Project), 5%, 4/01/2036	360,000	417,096

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Collegiate Housing Corpus Christi II LLC - Texas A&M University - Corpus Christi Project), 5%, 4/01/2048	$590,000	$676,134
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 5%, 4/01/2046	1,295,000	1,475,083
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, 5%, 4/01/2044	5,000,000	5,589,750
Newark, TX, Higher Education Finance Corp. Authority Rev. (A+ Charter Schools, Inc.), “A”, 5.5%, 8/15/2035	1,530,000	1,610,096
Newark, TX, Higher Education Finance Corp. Authority Rev. (A+ Charter Schools, Inc.), “A”, 5.75%, 8/15/2045	1,025,000	1,077,316
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042	2,355,000	2,609,152
North Texas Tollway Authority Rev., 6%, 1/01/2043	1,280,000	1,518,912
Red River, TX, Education Finance Corp., Higher Education Rev. (St. Edwards University Project), 4%, 6/01/2041	725,000	780,586
Red River, TX, Education Finance Corp., Higher Education Rev. (St. Edwards University Project), 5%, 6/01/2046	850,000	999,422
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.5%, 11/15/2034	1,075,000	1,282,529
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.75%, 11/15/2044	1,970,000	2,361,341
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 8%, 11/15/2049	1,680,000	2,038,327
SA Energy Acquisition Public Facility Corp. (Tex Gas Supply), 5.5%, 8/01/2027	4,000,000	5,193,080
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), “A”, 6.7%, 8/15/2040	2,955,000	3,470,588
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 6/01/2036	1,055,000	1,095,407
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corporation Edgemere Project), “B”, 5%, 11/15/2036	3,840,000	4,300,762
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Foundation, Inc.), 5.75%, 11/15/2019	615,000	662,017
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 5.125%, 5/15/2027	895,000	902,411
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 6.125%, 11/15/2029	520,000	579,233

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 5.125%, 5/15/2037	$835,000	$836,445
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 6.375%, 11/15/2044	8,515,000	9,491,756
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	2,470,000	2,812,120
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	3,310,000	3,777,008
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), 3.875%, 11/15/2020	2,785,000	2,817,167
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), 5.625%, 11/15/2041	2,750,000	3,022,910
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), “A”, 5.25%, 11/15/2035	845,000	939,437
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), “A”, 5.5%, 11/15/2045	3,750,000	4,204,463
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckner Retirement Services, Inc. Project), “B”, 5%, 11/15/2040	5,250,000	6,286,980
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckner Retirement Services, Inc. Project), “B”, 5%, 11/15/2046	9,180,000	10,947,884
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corporation Edgemere Project), “A”, 5%, 11/15/2030	2,000,000	2,306,480
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corporation Edgemere Project), “A”, 5%, 11/15/2035	2,350,000	2,671,457
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corporation Edgemere Project), “B”, 5%, 11/15/2030	2,055,000	2,369,908
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 8%, 11/15/2028	1,000,000	1,066,830
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 8.25%, 11/15/2044	7,500,000	7,987,425

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	$660,000	$749,892
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2049	450,000	508,284
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (Blueridge Transportation Group LLC SH 288 Toll Lanes Project), 5%, 12/31/2055	2,945,000	3,412,018
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	1,375,000	1,743,940
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	1,105,000	1,378,200
Texas Transportation Commission, Central Texas Turnpike System Rev., Capital Appreciation, “B”, 0%, 8/15/2036	4,605,000	2,159,791
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030	3,940,000	4,804,515
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040	3,560,000	4,333,125

		$385,999,494
Utah - 0.5%
Utah Charter School Finance Authority, Charter School Rev. (Early Light Academy Project), 8.25%, 7/15/2035	$3,670,000	$4,089,958
Utah Charter School Finance Authority, Charter School Rev. (Hawthorn Academy Project), 8.25%, 7/15/2035 (Prerefunded 7/15/2018)	3,955,000	4,528,277
Utah Charter School Finance Authority Rev. (Spectrum Academy), 5%, 4/15/2030	745,000	767,305
Utah Charter School Finance Authority Rev. (Spectrum Academy), 6%, 4/15/2045	1,765,000	1,879,866
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 7/15/2037	2,405,000	2,423,807
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2/15/2038	6,070,000	6,216,044

		$19,905,257
Vermont - 0.3%
Burlington, VT, Airport Rev., “A”, 5%, 7/01/2022	$3,785,000	$4,289,654
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/2024	110,000	131,051
Burlington, VT, Airport Rev., “A”, 4%, 7/01/2028	4,645,000	4,944,556
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/2030	190,000	224,768

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Vermont - continued
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 4/01/2036 (Put Date 4/02/2018)	$3,275,000	$3,388,643

		$12,978,672
Virginia - 1.0%
Alexandria, VA, Industrial Development Authority, Residential Care Facilities Mortgage Rev. (Goodwin House, Inc.), 5%, 10/01/2035	$1,685,000	$1,984,458
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	4,780,000	5,270,093
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 10/01/2048	981,912	45,060
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5%, 1/01/2046	995,000	1,046,621
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5.375%, 1/01/2046	2,390,000	2,579,479
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.4%, 3/01/2045	1,780,000	1,888,705
Stafford County, VA, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2036	660,000	795,274
Stafford County, VA, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 4%, 6/15/2037	1,375,000	1,483,213
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2030	2,810,000	3,244,538
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2035	2,590,000	2,936,827
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	6,065,000	7,245,067
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	9,705,000	11,234,605
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/2019 (a)(d)	769,496	8
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “B”, 6.25%, 3/01/2019 (a)(d)	6,569,571	66
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), “A”, 5%, 1/01/2044	605,000	706,870

		$40,460,884
Washington - 1.0%
Port Seattle, WA, Industrial Development Corp., Special Facilities Rev. (Delta Airlines, Inc.), 5%, 4/01/2030	$4,000,000	$4,344,160
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.5%, 12/01/2030	2,750,000	2,759,213

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - continued
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 12/01/2032	$2,205,000	$2,321,159
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	1,550,000	1,824,226
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	3,665,000	4,339,910
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 8/01/2036 (Prerefunded 8/01/2018)	5,670,000	6,307,081
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 8/15/2042	5,075,000	5,345,650
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “B”, ACA, 5.75%, 8/15/2037	1,000,000	1,047,080
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/2034	2,435,000	2,725,349
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “A”, 7%, 7/01/2045	1,570,000	1,705,962
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “A”, 7%, 7/01/2050	1,480,000	1,597,453
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-1”, 5.5%, 1/01/2024	1,095,000	1,106,191
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-2”, 4.875%, 1/01/2022	2,100,000	2,108,946
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-3”, 4.375%, 1/01/2021	3,020,000	3,057,569

		$40,589,949
West Virginia - 0.3%
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2028	$1,285,000	$1,565,130
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2029	515,000	624,726
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2030	1,005,000	1,214,623
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 6/01/2034	865,000	879,740
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center), “A”, 5%, 9/01/2027	2,100,000	2,523,150
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center), “A”, 5%, 9/01/2028	1,000,000	1,196,060
West Virginia Hospital Finance Authority Hospital Rev. (Thomas Health System), 6.5%, 10/01/2038	3,450,000	3,654,068

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
West Virginia - continued
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/2044	$605,000	$699,773

		$12,357,270
Wisconsin - 2.2%
Wisconsin Health & Educational Facilities Authority Rev. (American Eagle Nursing Home), 7.15%, 6/01/2028	$3,015,000	$3,212,332
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Healthcare, Inc.), “B-1”, 1.25%, 8/15/2025 (Put Date 8/15/2017)	2,115,000	2,122,572
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 6/01/2035	710,000	800,014
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 6/01/2039	1,435,000	1,610,242
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 5.5%, 5/01/2031 (Prerefunded 5/01/2021)	1,855,000	2,253,287
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 6%, 5/01/2041 (Prerefunded 5/01/2021)	1,405,000	1,739,306
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), 5.25%, 2/01/2043	4,870,000	5,213,335
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), “A”, 5.125%, 2/01/2038	5,110,000	5,454,516
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/2029	485,000	573,639
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/2039	1,960,000	2,363,505
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “B”, 5%, 9/15/2037	290,000	320,015
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “B”, 5%, 9/15/2045	435,000	481,045
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 8/15/2034	4,155,000	4,163,601
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030	1,025,000	1,100,553
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035	1,005,000	1,084,908
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.5%, 3/01/2045	2,770,000	3,006,503
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 4%, 9/01/2020	740,000	786,139
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2025	520,000	592,857
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030	895,000	983,542

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038	$1,185,000	$1,276,352
Wisconsin Public Finance Authority Rev. (Celanese Corp.), “B”, 5%, 12/01/2025	3,055,000	3,576,733
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.75%, 4/01/2035	2,805,000	3,035,431
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2029	1,905,000	2,090,490
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/2034	1,730,000	1,928,345
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/2044	1,685,000	1,888,767
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/2049	3,465,000	3,942,061
Wisconsin Public Finance Authority Student Housing Rev., (Western Carolina University Project), 5.25%, 7/01/2047	2,480,000	2,820,256
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	1,235,000	1,384,447
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	3,815,000	4,295,118
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	17,610,000	18,943,077
Wisconsin Public Finance Authority, Airport Facilities Rev., “C”, 5%, 7/01/2042	2,870,000	3,119,661

		$86,162,649
Total Municipal Bonds (Identified Cost, $3,665,561,441)		$3,984,120,955

Corporate Bonds - 0.2%
Energy - Independent - 0.2%
Consol Energy, Inc., 5.875%, 4/15/2022	$7,000,000	$6,387,500
Total Corporate Bonds (Identified Cost, $4,846,925)		$6,387,500

Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 0.38%, at Cost and Net Asset Value (v)	32,818,565	$32,818,565
Total Investments (Identified Cost, $3,703,226,931)		$4,023,327,020

Other Assets, Less Liabilities - (0.5)%		(20,604,423)
Net Assets - 100.0%		$4,002,722,597

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $31,355,483 representing 0.8% of net assets.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
ACA	ACA Financial Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $3,670,408,366)	$3,990,508,455
Underlying affiliated funds, at cost and value	32,818,565
Total investments, at value (identified cost, $3,703,226,931)	$4,023,327,020
Receivables for
Investments sold	25,468,015
Fund shares sold	14,012,496
Interest	41,013,083
Other assets	5,920
Total assets	$4,103,826,534
Liabilities
Payables for
Distributions	$1,995,542
Investments purchased	44,130,744
Interest expense and fees	110,260
Fund shares reacquired	6,371,692
Payable to the holders of the floating rate certificates from trust assets	47,372,940
Payable to affiliates
Investment adviser	184,022
Shareholder servicing costs	806,898
Distribution and service fees	36,211
Payable for independent Trustees’ compensation	8,508
Accrued expenses and other liabilities	87,120
Total liabilities	$101,103,937
Net assets	$4,002,722,597
Net assets consist of
Paid-in capital	$3,783,357,576
Unrealized appreciation (depreciation) on investments	320,100,089
Accumulated net realized gain (loss) on investments	(115,345,329)
Undistributed net investment income	14,610,261
Net assets	$4,002,722,597
Shares of beneficial interest outstanding	470,753,767

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,927,683,829	226,657,987	$8.50
Class B	30,687,268	3,604,811	8.51
Class C	303,104,910	35,605,126	8.51
Class I	1,741,246,590	204,885,843	8.50

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.88 [100 / 95.75 x $8.50]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$94,142,821
Dividends from underlying affiliated funds	119,120
Total investment income	$94,261,941
Expenses
Management fee	$10,365,294
Distribution and service fees	1,578,904
Shareholder servicing costs	1,774,979
Administrative services fee	305,937
Independent Trustees’ compensation	34,308
Custodian fee	117,091
Shareholder communications	73,134
Audit and tax fees	30,922
Legal fees	15,899
Interest expense and fees	193,452
Miscellaneous	168,847
Total expenses	$14,658,767
Fees paid indirectly	(49)
Reduction of expenses by investment adviser	(734,765)
Net expenses	$13,923,953
Net investment income	$80,337,988
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)	$9,481,602
Change in unrealized appreciation (depreciation) on investments	$98,583,165
Net realized and unrealized gain (loss) on investments	$108,064,767
Change in net assets from operations	$188,402,755

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 7/31/16 (unaudited)	Year ended 1/31/16
From operations
Net investment income	$80,337,988	$142,831,995
Net realized gain (loss) on investments	9,481,602	(3,574,197)
Net unrealized gain (loss) on investments	98,583,165	(11,495,910)
Change in net assets from operations	$188,402,755	$127,761,888
Distributions declared to shareholders
From net investment income	$(74,248,674)	$(134,145,179)
Change in net assets from fund share transactions	$292,009,279	$698,955,690
Total change in net assets	$406,163,360	$692,572,399
Net assets
At beginning of period	3,596,559,237	2,903,986,838
At end of period (including undistributed net investment income of $14,610,261 and $8,520,947, respectively)	$4,002,722,597	$3,596,559,237

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/16 (unaudited)		Years ended 1/31
Class A			2016	2015	2014	2013	2012

Net asset value, beginning of period	$8.25		$8.29	$7.61	$8.34	$7.89	$7.13
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.37	$0.39	$0.40	$0.39	$0.41
Net realized and unrealized gain (loss) on investments	0.24		(0.06)	0.65	(0.74)	0.44	0.75
Total from investment operations	$0.42		$0.31	$1.04	$(0.34)	$0.83	$1.16
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.35)	$(0.36)	$(0.39)	$(0.38)	$(0.40)
Net asset value, end of period (x)	$8.50		$8.25	$8.29	$7.61	$8.34	$7.89
Total return (%) (r)(s)(t)(x)	5.11	(n)	3.86	14.01	(4.05)	10.72	16.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69	(a)	0.70	0.71	0.72	0.72	0.71
Expenses after expense reductions (f)	0.66	(a)	0.66	0.68	0.69	0.70	0.70
Net investment income	4.35	(a)	4.54	4.85	5.03	4.83	5.49
Portfolio turnover	9	(n)	17	12	18	18	21
Net assets at end of period (000 omitted)	$1,927,684		$1,974,564	$1,583,324	$1,445,607	$2,161,677	$1,858,416
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.65	(a)	0.65	0.67	0.67	0.67	0.67

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 7/31/16 (unaudited)		Years ended 1/31
Class B			2016	2015	2014	2013	2012

Net asset value, beginning of period	$8.26		$8.30	$7.61	$8.35	$7.90	$7.13
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.31	$0.33	$0.33	$0.33	$0.35
Net realized and unrealized gain (loss) on investments	0.24		(0.06)	0.66	(0.74)	0.43	0.76
Total from investment operations	$0.39		$0.25	$0.99	$(0.41)	$0.76	$1.11
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.29)	$(0.30)	$(0.33)	$(0.31)	$(0.34)
Net asset value, end of period (x)	$8.51		$8.26	$8.30	$7.61	$8.35	$7.90
Total return (%) (r)(s)(t)(x)	4.70	(n)	3.06	13.27	(4.92)	9.82	16.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	(a)	1.70	1.71	1.72	1.71	1.71
Expenses after expense reductions (f)	1.44	(a)	1.44	1.45	1.48	1.51	1.49
Net investment income	3.57	(a)	3.78	4.08	4.25	4.02	4.74
Portfolio turnover	9	(n)	17	12	18	18	21
Net assets at end of period (000 omitted)	$30,687		$30,537	$33,622	$34,969	$52,886	$47,927
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.43	(a)	1.43	1.44	1.46	1.48	1.46

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 7/31/16 (unaudited)		Years ended 1/31
Class C			2016	2015	2014	2013	2012

Net asset value, beginning of period	$8.26		$8.30	$7.61	$8.35	$7.90	$7.13
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.29	$0.31	$0.32	$0.31	$0.33
Net realized and unrealized gain (loss) on investments	0.24		(0.06)	0.66	(0.75)	0.44	0.77
Total from investment operations	$0.38		$0.23	$0.97	$(0.43)	$0.75	$1.10
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.27)	$(0.28)	$(0.31)	$(0.30)	$(0.33)
Net asset value, end of period (x)	$8.51		$8.26	$8.30	$7.61	$8.35	$7.90
Total return (%) (r)(s)(t)(x)	4.58	(n)	2.83	13.01	(5.12)	9.61	15.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	(a)	1.70	1.71	1.72	1.71	1.71
Expenses after expense reductions (f)	1.66	(a)	1.66	1.68	1.69	1.70	1.70
Net investment income	3.34	(a)	3.55	3.84	4.05	3.82	4.51
Portfolio turnover	9	(n)	17	12	18	18	21
Net assets at end of period (000 omitted)	$303,105		$271,643	$254,973	$221,393	$299,381	$236,487
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.65	(a)	1.65	1.66	1.67	1.67	1.67

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 7/31/16 (unaudited)		Years ended 1/31
Class I			2016	2015	2014	2013	2012 (i)

Net asset value, beginning of period	$8.25		$8.29	$7.60	$8.34	$7.89	$7.28
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.37	$0.38	$0.40	$0.39	$0.26
Net realized and unrealized gain (loss) on investments	0.24		(0.06)	0.67	(0.75)	0.44	0.61
Total from investment operations	$0.42		$0.31	$1.05	$(0.35)	$0.83	$0.87
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.35)	$(0.36)	$(0.39)	$(0.38)	$(0.26)
Net asset value, end of period (x)	$8.50		$8.25	$8.29	$7.60	$8.34	$7.89
Total return (%) (r)(s)(x)	5.11	(n)	3.86	14.14	(4.18)	10.71	12.22	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69	(a)	0.71	0.71	0.72	0.72	0.72	(a)
Expenses after expense reductions (f)	0.66	(a)	0.66	0.68	0.69	0.70	0.69	(a)
Net investment income	4.34	(a)	4.55	4.78	5.04	4.82	5.03	(a)
Portfolio turnover	9	(n)	17	12	18	18	21
Net assets at end of period (000 omitted)	$1,741,247		$1,319,815	$1,032,069	$386,421	$445,195	$145,622
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.65	(a)	0.65	0.66	0.67	0.67	0.67	(a)

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class I, the period is from inception, June 1, 2011, through the stated period end.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Municipal High Income Fund (the fund) is a diversified series of MFS Series Trust III which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet

Notes to Financial Statements (unaudited) – continued

offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires

Notes to Financial Statements (unaudited) – continued

judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$3,984,120,955	$—	$3,984,120,955
Corporate Bonds	—	6,387,500	—	6,387,500
Mutual Funds	32,818,565	—	—	32,818,565
Total Investments	$32,818,565	$3,990,508,455	$—	$4,023,327,020

For further information regarding security characteristics, see the Portfolio of Investments.

Inverse Floaters – The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by the fund utilizing the fund’s municipal bonds which have already been issued (known as self-deposited secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short-term interest rates. A self-deposited secondary market inverse floating rate security is created when the fund transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”) which are held by the fund. Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holders of the floating rate certificates under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, “Payable to the holders of the floating rate certificates from trust assets”. The carrying value of the fund’s payable to the holders of the floating rate certificates from trust assets as reported in the fund’s Statement of Assets and Liabilities approximates its fair value. The value of the payable to the holders of the floating rate certificates from trust assets as of the reporting date is considered level 2 under the fair value hierarchy disclosure. At July 31, 2016, the fund’s payable to the holders of the floating rate certificates from trust assets was $47,372,940 and the weighted average interest rate on the floating rate certificates issued by the trust was 0.52%. For the six months ended July 31, 2016, the average payable to the holders of the floating rate certificates from trust assets was $41,578,241 at a weighted average interest rate of 0.35%. Interest expense and fees relate to interest payments made to the holders of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the six months ended July 31, 2016, interest expense and fees related to self-deposited

Notes to Financial Statements (unaudited) – continued

inverse floaters amounted to $193,452 and are included in “Interest expense and fees” in the Statement of Operations. Primary market inverse floaters held by the fund are not accounted for as secured borrowings.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2016, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on

Notes to Financial Statements (unaudited) – continued

federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

1/31/16
Ordinary income (including any short-term capital gains)	$757,135
Tax-exempt income	133,388,044
Total distributions	$134,145,179

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/16
Cost of investments	$3,630,723,642
Gross appreciation	366,522,725
Gross depreciation	(21,292,287)
Net unrealized appreciation (depreciation)	$345,230,438

As of 1/31/16
Undistributed ordinary income	1,294,664
Undistributed tax-exempt income	20,551,220
Capital loss carryforwards	(145,877,287)
Other temporary differences	(13,324,937)
Net unrealized appreciation (depreciation)	242,567,280

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after January 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

Notes to Financial Statements (unaudited) – continued

As of January 31, 2016, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
1/31/17	$(18,935,036)
1/31/18	(28,497,487)
1/31/19	(16,085,714)
Total	$(63,518,237)

Post-enactment losses which are characterized as follows:
Short-Term	$(20,248,969)
Long-Term	(62,110,081)
Total	$(82,359,050)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 7/31/16	Year ended 1/31/16
Class A	$40,294,433	$76,506,613
Class B	495,154	1,087,399
Class C	4,301,972	8,455,546
Class I	29,157,115	48,095,621
Total	$74,248,674	$134,145,179

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.55% of the fund’s average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.50% of average daily net assets in excess of $2.5 billion. This written agreement will terminate on May 30, 2017. For the six months ended July 31, 2016, this management fee reduction amounted to $320,711, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months

Notes to Financial Statements (unaudited) – continued

ended July 31, 2016, this management fee reduction amounted to $131,554 which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended July 31, 2016 was equivalent to an annual effective rate of 0.53% of the fund’s average daily net assets.

Effective May 31, 2017, the management fee will be computed daily and paid monthly at the following annual rates:

First $2.5 billion of average daily net assets	0.55%
Average daily net assets in excess of $2.5 billion	0.50%
The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding management fee, distribution and service fee, interest, taxes, extraordinary expenses, brokerage amd transaction costs and investment related expenses (such as interest expenses and fees associated with investments in inverse floating rate instruments), such that fund operating expenses do not exceed 0.12% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2018. For the six months ended July 31, 2016, this reduction amounted to $248,789, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $141,617 for the six months ended July 31, 2016, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class B	0.75%	0.25%	1.00%	0.78%	$152,697
Class C	0.75%	0.25%	1.00%	1.00%	1,426,207
Total Distribution and Service Fees					$1,578,904

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2016 based on each class’s average daily net assets. For one year from the date of sale of Class B shares, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee. On assets attributable to all other Class B shares, MFD has agreed in writing to waive the service fee. This agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2017. For

Notes to Financial Statements (unaudited) – continued

the six months ended July 31, 2016, this waiver amounted to $33,268 which is included in the reduction of total expenses in the Statement of Operations. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended July 31, 2016, this rebate amounted to $443 for Class C shares which is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2016, were as follows:

Amount
Class A	$79,063
Class B	21,809
Class C	9,916

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended July 31, 2016, the fee was $97,044, which equated to 0.0051% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended July 31, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,677,935.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended July 31, 2016 was equivalent to an annual effective rate of 0.0162% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a

Notes to Financial Statements (unaudited) – continued

pension expense of $1,614 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended July 31, 2016. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $8,495 at July 31, 2016, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended July 31, 2016, the fee paid by the fund under this agreement was $3,689 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended July 31, 2016, purchases and sales of investments, other than short-term obligations, aggregated $696,727,687 and $350,693,203, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/16		Year ended 1/31/16
	Shares	Amount	Shares	Amount
Shares sold
Class A	34,757,229	$291,372,811	76,456,144	$624,038,964
Class B	263,530	2,202,392	416,244	3,387,125
Class C	4,187,427	35,106,423	5,476,902	44,620,971
Class I	66,319,658	559,241,221	63,029,868	512,262,871
	105,527,844	$887,922,847	145,379,158	$1,184,309,931

Shares issued to shareholders in reinvestment of distributions
Class A	4,468,739	$37,500,920	8,709,395	$70,835,448
Class B	47,622	399,910	110,201	897,084
Class C	409,560	3,441,340	815,313	6,637,686
Class I	2,571,937	21,579,060	4,439,858	36,091,153
	7,497,858	$62,921,230	14,074,767	$114,461,371

Notes to Financial Statements (unaudited) – continued

	Six months ended 7/31/16		Year ended 1/31/16
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(51,835,287)	$(438,223,635)	(36,844,265)	$(299,291,613)
Class B	(403,060)	(3,378,927)	(880,349)	(7,157,569)
Class C	(1,875,401)	(15,728,564)	(4,125,717)	(33,547,728)
Class I	(24,053,644)	(201,503,672)	(31,974,993)	(259,818,702)
	(78,167,392)	$(658,834,798)	(73,825,324)	$(599,815,612)

Net change
Class A	(12,609,319)	$(109,349,904)	48,321,274	$395,582,799
Class B	(91,908)	(776,625)	(353,904)	(2,873,360)
Class C	2,721,586	22,819,199	2,166,498	17,710,929
Class I	44,837,951	379,316,609	35,494,733	288,535,322
	34,858,310	$292,009,279	85,628,601	$698,955,690

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended July 31, 2016, the fund’s commitment fee and interest expense were $10,344 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	88,246,100	385,451,389	(440,878,924)	32,818,565

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$119,120	$32,818,565

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2016 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2015 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and

Board Review of Investment Advisory Agreement – continued

other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2015, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2015 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s

Board Review of Investment Advisory Agreement – continued

last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median, and the Fund’s total expense ratio was lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that MFS has agreed in writing to reduce its advisory fee rate on the Fund’s average daily net assets over $2.5 billion, which may not be changed without the Trustees’ approval (the “management fee waiver rate”). They also noted that MFS has agreed to amend its contractual advisory fee rate schedule to reflect the existing management fee waiver rate effective as of May 31, 2017. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the

Board Review of Investment Advisory Agreement – continued

Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2016.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST III

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: September 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: September 16, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2016

*	Print name and title of each signing officer under his or her signature.